Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 112.98%

ASSET-BACKED SECURITIES 2.14%

Automobiles 0.18%

ACC Trust 2018-1 B†	4.82%		5/20/2021	$582	$586,474
ACC Trust 2018-1 C†	6.81%		2/21/2023	500	514,288
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	979	977,478
Total					2,078,240

Other 1.96%

AMMC CLO XII Ltd. 2013-12A DR†	4.881%(3 Mo. LIBOR + 2.70	%)#	11/10/2030	391	361,582
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	370	369,807
BlueMountain CLO XXIII Ltd. 2018-23A D†	5.178%(3 Mo. LIBOR + 2.90	%)#	10/20/2031	369	352,698
Cedar Funding VI CLO Ltd. 2016-6A DR†	5.278%(3 Mo. LIBOR + 3.00	%)#	10/20/2028	657	653,245
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	2,250	2,271,788
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.426%(3 Mo. LIBOR + 2.15	%)#	7/25/2027	465	464,753
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	3,307	3,434,698
Jamestown CLO VII Ltd. 2015-7A BR†	3.926%(3 Mo. LIBOR + 1.65	%)#	7/25/2027	1,202	1,182,596
Madison Park Funding XIV Ltd. 2014-14A DRR†	5.228%(3 Mo. LIBOR + 2.95	%)#	10/22/2030	333	321,824
Mariner CLO LLC 2017-4A D†	5.317%(3 Mo. LIBOR + 3.05	%)#	10/26/2029	694	673,739
Mountain View CLO X Ltd. 2015-10A BR†	3.653%(3 Mo. LIBOR + 1.35	%)#	10/13/2027	1,336	1,324,955
Octagon Investment Partners 39 Ltd. 2018-3A D†	5.228%(3 Mo. LIBOR + 2.95	%)#	10/20/2030	322	310,788
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.903%(3 Mo. LIBOR + .60	%)#	4/15/2026	1,861	1,855,052
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.353%(3 Mo. LIBOR + 1.05	%)#	4/15/2026	884	872,990
Palmer Square Loan Funding Ltd. 2018-1A B†	3.703%(3 Mo. LIBOR + 1.40	%)#	4/15/2026	670	654,286
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	1,539	1,577,870
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	1,925	2,020,298
Regatta VI Funding Ltd. 2016-1A DR†	4.978%(3 Mo. LIBOR + 2.70	%)#	7/20/2028	250	240,040
THL Credit Wind River CLO Ltd. 2018-3A D†	5.228%(3 Mo. LIBOR + 2.95	%)#	1/20/2031	608	573,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other 1.96 (continued)

Towd Point Mortgage Trust 2019-HY2 A1†	3.018%(1 Mo. LIBOR + 1.00	%)#	5/25/2058		$1,286	$1,296,954
West CLO Ltd. 2014-2A BR†	4.072%(3 Mo. LIBOR + 1.75	%)#	1/16/2027		459	456,813
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048		1,670	1,735,910
Total						23,005,892
Total Asset-Backed Securities (cost $24,908,141)						25,084,132

				Shares (000)
COMMON STOCKS 6.22%

Aerospace/Defense 0.35%

HEICO Corp.					14	1,764,180
Teledyne Technologies, Inc.*					7	2,365,660
Total						4,129,840

Auto Parts & Equipment 0.07%

Chassix Holdings, Inc.					59	852,485

Banking 0.11%

First Horizon National Corp.					81	1,313,982

Beverages 0.47%

Boston Beer Co., Inc. (The) Class A*					3	1,219,668
Brown-Forman Corp. Class B					47	2,942,185
Budweiser Brewing Co. APAC Ltd.†*(a)				HKD	360	1,293,839
Total						5,455,692

Building Materials 0.20%

Vulcan Materials Co.					16	2,356,773

Chemicals 0.30%

Ecolab, Inc.					6	1,179,923
Scotts Miracle-Gro Co. (The)					23	2,347,358
Total						3,527,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Shares (000)		Fair Value
Consumer/Commercial/Lease Financing 0.15%

Ally Financial, Inc.		55	$1,810,967

Diversified Capital Goods 0.20%

Carlisle Cos., Inc.		8	1,195,611
General Electric Co.		126	1,124,223
Total			2,319,834

Electric: Generation 0.21%

First Solar, Inc.*		21	1,206,202
SolarEdge Technologies, Inc. (Israel)*(b)		14	1,207,494
Total			2,413,696

Electronics 0.10%

Lam Research Corp.		5	1,147,923

Energy: Exploration & Production 0.10%

Chaparral Energy, Inc. Class A*		60	80,763
MEG Energy Corp.*(a)	CAD	252	1,105,036
Templar Energy LLC Class A Units		46	28,887	(c)
Total			1,214,686

Environmental 0.15%

Tetra Tech, Inc.		21	1,809,727

Food & Drug Retailers 0.15%

Casey’s General Stores, Inc.		11	1,756,483

Food: Wholesale 0.25%

Sanderson Farms, Inc.		19	2,896,608

Household & Leisure Products 0.10%

Newell Brands, Inc.		66	1,227,077

Insurance Brokerage 0.15%

Aon plc (United Kingdom)(b)		9	1,763,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Shares (000)		Fair Value
Medical Products 0.25%

Edwards Lifesciences Corp.*		8	$1,768,076
IDEXX Laboratories, Inc.*		4	1,204,106
Total			2,972,182

Metals/Mining (Excluding Steel) 0.34%

Arconic, Inc.		44	1,133,626
Franco-Nevada Corp.(a)	CAD	31	2,796,465
Total			3,930,091

Personal & Household Products 0.41%

Estee Lauder Cos., Inc. (The) Class A		12	2,428,384
Gibson Brands, Inc.		9	1,070,099
Procter & Gamble Co. (The)		10	1,254,870
Remington Outdoor Co., Inc.*		16	24,385
Total			4,777,738

Pharmaceuticals 0.10%

Zoetis, Inc.		10	1,197,061

Recreation & Travel 0.10%

Peloton Interactive, Inc. Class A*		47	1,173,576

Restaurants 0.46%

Shake Shack, Inc. Class A*		55	5,373,670

Software/Services 0.46%

Coupa Software, Inc.*		9	1,152,525
Genpact Ltd.		30	1,163,120
Pinduoduo, Inc. ADR*		41	1,325,305
Snap, Inc. Class A*		112	1,768,494
Total			5,409,444

Specialty Retail 0.43%

Claires Holdings LLC		1	667,017
Columbia Sportswear Co.		12	1,162,196
Lululemon Athletica, Inc. (Canada)*(b)		16	3,157,492
Total			4,986,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments			Shares (000)	Fair Value
Support: Services 0.15%

IHS Markit Ltd. (United Kingdom)*(b)			26	$1,752,256

Technology Hardware & Equipment 0.26%

Apple, Inc.			13	3,020,235

Telecommunications: Wireless 0.10%

American Tower Corp.			5	1,204,495

Transportation: Infrastructure/Services 0.10%

XPO Logistics, Inc.*			16	1,139,752
Total Common Stocks (cost $71,259,975)				72,933,295

	Interest Rate	Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(d) 5.88%

Advertising 0.14%

Clear Channel Outdoor Holdings, Inc. Term Loan B	5.544%(1 Mo. LIBOR + 3.50%)	8/21/2026	$1,617	1,623,783

Air Transportation 0.24%

American Airlines, Inc. 2018 Replacement Term Loan	3.856%(1 Mo. LIBOR + 1.75%)	6/27/2025	1,741	1,725,202
WestJet Airlines Ltd. Term Loan B (Canada)(b)	— (e)	8/6/2026	1,122	1,131,733
Total				2,856,935

Diversified Capital Goods 0.14%

Granite Holdings US Acquisition Co. Term Loan B	— (e)	9/19/2026	1,742	1,700,328	(f)

Electric: Generation 0.57%

Astoria Energy LLC Advance Term Loan B	6.05%(1 Mo. LIBOR + 4.00%)	12/24/2021	1,556	1,561,877
Edgewater Generation LLC Term Loan	5.794%(1 Mo. LIBOR + 3.75%)	12/13/2025	1,575	1,558,885
Frontera Generation Holdings LLC Initial Term Loan	6.289%(1 Mo. LIBOR + 4.25%)	5/2/2025	1,146	1,085,480
Lightstone Holdco LLC Refinancing Term Loan B	5.794%(1 Mo. LIBOR + 3.75%)	1/30/2024	1,232	1,184,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)

Moxie Patriot LLC Construction Advances Term Loan B1	7.854%(3 Mo. LIBOR + 5.75%)	12/19/2020	$517	$458,861	(f)
Moxie Patriot LLC Construction Advances Term Loan B2	7.854%(3 Mo. LIBOR + 5.75%)	12/19/2020	904	802,723	(f)
Total				6,651,893

Electric: Integrated 0.93%

Pacific Gas & Electric Co. Revolving Term Loan	2.25%	12/31/2020	9,429	9,398,356
Pacific Gas and Electric Co. DIP Delayed Draw Term Loan	1.125%	12/31/2020	360	363,600
Pacific Gas and Electric Co. DIP Initial Term Loan	4.32%(1 Mo. LIBOR + 2.25%)	12/31/2020	1,081	1,091,810
Total				10,853,766

Electronics 0.12%

Excelitas Technologies Corp. 1st Lien Initial Dollar Term Loan	5.604%(3 Mo. LIBOR + 3.50%)	12/2/2024	1,373	1,375,131

Food & Drug Retailers 0.10%

GOBP Holdings, Inc. 2019 1st Lien Term Loan	5.759%(3 Mo. LIBOR + 3.50%)	10/22/2025	1,147	1,154,836

Gaming 0.49%

MGM Growth Properties Operating Partnership LP Term Loan B	4.044%(1 Mo. LIBOR + 2.00%)	3/21/2025	2,314	2,322,536
PCI Gaming Authority Facility Term Loan B	5.044%(1 Mo. LIBOR + 3.00%)	5/29/2026	1,133	1,141,568
VICI Properties 1 LLC Term Loan B	4.046%(1 Mo. LIBOR + 2.00%)	12/20/2024	2,338	2,347,013
Total				5,811,117

Gas Distribution 0.09%

Lower Cadence Holdings LLC Initial Term Loan	6.054%(1 Mo. LIBOR + 4.00%)	5/22/2026	1,106	1,080,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services 0.47%

Azalea TopCo, Inc. 1st Lien Initial Term Loan	5.544%(1 Mo. LIBOR + 3.50%)	7/24/2026	$1,176	$1,174,530
RegionalCare Hospital Partners Holdings, Inc. 1st Lien Term Loan B	6.554%(1 Mo. LIBOR + 4.50%)	11/17/2025	2,288	2,293,260
U.S. Renal Care, Inc. Initial Term Loan	7.063%(1 Mo. LIBOR + 5.00%)	6/26/2026	2,105	1,998,698
Total				5,466,488

Insurance Brokerage 0.19%

Hub International Ltd. Initial Term Loan	5.267%(3 Mo. LIBOR + 3.00%)	4/25/2025	2,288	2,265,544

Investments & Miscellaneous Financial Services 0.15%

Vertafore, Inc. 1st Lien Initial Term Loan	5.294%(1 Mo. LIBOR + 3.25%)	7/2/2025	1,759	1,712,531

Media: Content 0.33%

Nexstar Media Group, Inc. Bridge Term Loan	— (e)	11/30/2019	2,639	2,639,000
Univision Communications, Inc. 2017 1st Lien Replacement Repriced Term Loan	4.794%(1 Mo. LIBOR + 2.75%)	3/15/2024	1,215	1,183,222
Total				3,822,222

Personal & Household Products 0.25%

FGI Operating Co. LLC Exit Term Loan	12.158%(3 Mo. LIBOR + 10.00%)	5/15/2022	105	94,484	(f)
Revlon Consumer Products Corp. Initial Term Loan B	5.624%(3 Mo. LIBOR + 3.50%)	9/7/2023	2,121	1,640,672
TGP Holdings III LLC 1st Lien 2018 Refinancing Term Loan	6.294%(1 Mo. LIBOR + 4.25%)	9/25/2024	1,215	1,157,164
Total				2,892,320

Recreation & Travel 0.20%

Alterra Mountain Co. Initial Bluebird Term Loan	5.044%(1 Mo. LIBOR + 3.00%)	7/31/2024	1,111	1,116,379
Kingpin Intermediate Holdings LLC 1st Lien 2018 Refinancing Term Loan	5.54%(1 Mo. LIBOR + 3.50%)	7/3/2024	1,175	1,177,661
Total				2,294,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Restaurants 0.27%

IRB Holding Corp. Term Loan B	5.55%(3 Mo. LIBOR + 3.25%)	2/5/2025	$1,790	$1,784,334
Panera Bread Co. Term Loan	3.813%(1 Mo. LIBOR + 1.75%)	7/18/2022	1,452	1,422,047
Total				3,206,381

Software/Services 0.30%

Ellie Mae, Inc.1st Lien Term Loan	6.044%(1 Mo. LIBOR + 4.00%)	4/17/2026	1,158	1,161,382
Tibco Software, Inc. Term Loan	6.07%(1 Mo. LIBOR + 4.00%)	6/30/2026	1,151	1,154,119
Ultimate Software Group, Inc. (The) 1st Lien Initial Term Loan	5.794%(1 Mo. LIBOR + 3.75%)	5/4/2026	1,219	1,227,667
Total				3,543,168

Specialty Retail 0.42%

BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	4.786%(1 Mo. LIBOR + 2.75%)	2/3/2024	2,173	2,182,588
Claire’s Stores, Inc. Initial Term Loan	9.938%(6 Mo. LIBOR + 7.25%)	10/12/2038	140	259,036
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.294%(1 Mo. LIBOR + 3.25%)	3/20/2025	1,285	1,261,138
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	5.294%(1 Mo. LIBOR + 3.25%)	3/20/2025	164	160,576
Whatabrands LLC Term Loan B	5.516%(3 Mo. LIBOR + 3.25%)	8/2/2026	1,099	1,105,325
Total				4,968,663

Support: Services 0.41%

Pike Corporation 2019 Initial Term Loan	5.30%(1 Mo. LIBOR + 3.25%)	7/19/2026	1,790	1,798,536
Southern Graphics, Inc. 1st Lien Refinancing Term Loan	5.294%(1 Mo. LIBOR + 3.25%)	12/31/2022	1,721	1,276,329
Trans Union LLC 2018 Incremental Term Loan B4	4.054%(1 Mo. LIBOR +2.00%)	6/19/2025	1,700	1,708,348
Total				4,783,213

Transportation: Infrastructure/Services 0.07%

Commercial Barge Line Co. Initial Term Loan	10.794%(1 Mo. LIBOR + 8.75%)	11/12/2020	1,515	844,913
Total Floating Rate Loans (cost $69,446,083)				68,908,266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 6.40%

Angola 0.34%

Republic of Angola†(b)	8.25%	5/9/2028		$2,189	$2,272,576
Republic of Angola†(b)	9.375%	5/8/2048		1,592	1,682,591
Total					3,955,167

Argentina 0.75%

Ciudad Autonoma De Buenos Aires†(b)	7.50%	6/1/2027		2,561	1,873,397
Province of Santa Fe†(b)	6.90%	11/1/2027		1,601	984,631
Provincia de Cordoba†(b)	7.125%	6/10/2021		1,492	939,975
Provincia de Cordoba†(b)	7.45%	9/1/2024		2,162	1,253,960
Provincia de Mendoza†(b)	8.375%	5/19/2024		2,487	1,417,615
Republic of Argentina(b)	5.875%	1/11/2028		1,492	609,870
Republic of Argentina(b)	6.875%	4/22/2021		3,490	1,731,947
Total					8,811,395

Australia 0.19%

Australian Government(a)	4.25%	4/21/2026	AUD	2,775	2,274,964

Bahrain 0.17%

Bahrain Government International Bond†(b)	6.75%	9/20/2029		$1,800	1,999,836

Bermuda 0.23%

Government of Bermuda†	4.138%	1/3/2023		1,350	1,420,888
Government of Bermuda†	4.75%	2/15/2029		1,107	1,259,213
Total					2,680,101

Canada 0.68%

Province of British Columbia Canada(a)	2.85%	6/18/2025	CAD	3,000	2,390,263
Province of Ontario Canada(b)	2.55%	2/12/2021		$5,494	5,543,871
Total					7,934,134

Chile 0.07%

Government of Chile(b)	3.50%	1/25/2050		796	859,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Dominican Republic 0.25%

Dominican Republic†(b)	6.40%	6/5/2049		$2,783	$2,970,880

Egypt 0.27%

Arab Republic of Egypt†(b)	5.577%	2/21/2023		3,126	3,198,783

Greece 0.13%

Hellenic Republic†(a)	4.375%	8/1/2022	EUR	1,250	1,516,272

Honduras 0.16%

Honduras Government†(b)	6.25%	1/19/2027		$1,716	1,864,022

Ivory Coast 0.10%

Ivory Coast Bond†(b)	5.375%	7/23/2024		1,153	1,184,015

Jamaica 0.44%

Government of Jamaica(b)	6.75%	4/28/2028		2,073	2,466,870
Government of Jamaica(b)	8.00%	3/15/2039		2,031	2,668,247
Total					5,135,117

Japan 0.40%

Japan Bank for International Corp.(b)	3.125%	7/20/2021		4,572	4,673,769

Kenya 0.28%

Republic of Kenya†(b)	7.25%	2/28/2028		1,918	1,993,905
Republic of Kenya†(b)	8.25%	2/28/2048		1,229	1,258,437
Total					3,252,342

Mongolia 0.20%

Development Bank of Mongolia LLC†(b)	7.25%	10/23/2023		2,254	2,338,474

Paraguay 0.18%

Republic of Paraguay†(b)	5.60%	3/13/2048		1,804	2,092,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Qatar 0.18%

State of Qatar†(b)	3.25%	6/2/2026	$2,052	$2,159,566

Senegal 0.20%

Republic of Senegal†(b)	6.25%	7/30/2024	2,141	2,327,331

South Africa 0.25%

Republic of South Africa(b)	4.30%	10/12/2028	3,004	2,906,310

Suriname 0.11%

Republic of Suriname†(b)	9.25%	10/26/2026	1,375	1,234,063

Ukraine 0.29%

Ukraine Government†(b)	7.375%	9/25/2032	3,394	3,419,547

United Arab Emirates 0.32%

Abu Dhabi Government International†(b)	3.125%	5/3/2026	3,607	3,786,665

Vietnam 0.21%

Socialist Republic of Vietnam†(b)	4.80%	11/19/2024	2,302	2,523,567
Total Foreign Government Obligations (cost $76,897,212)				75,098,242

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 12.72%

Federal National Mortgage Assoc.(g)	3.00%	TBA	21,300	21,626,156
Federal National Mortgage Assoc.(g)	3.50%	TBA	78,300	80,340,082
Federal National Mortgage Assoc.(g)	4.50%	TBA	44,850	47,236,160
Total Government Sponsored Enterprises Pass-Throughs (cost $149,346,627)				149,202,398

HIGH YIELD CORPORATE BONDS 71.36%

Advertising 0.11%

Clear Channel Worldwide Holdings, Inc.†	9.25%	2/15/2024	1,202	1,323,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Aerospace/Defense 1.19%

BBA US Holdings, Inc.†	5.375%	5/1/2026		$1,087	$1,144,067
Bombardier, Inc. (Canada)†(b)	7.50%	12/1/2024		1,704	1,714,224
Bombardier, Inc. (Canada)†(b)	7.50%	3/15/2025		2,822	2,829,055
TransDigm, Inc.†	6.25%	3/15/2026		2,203	2,370,979
TransDigm, Inc.	6.375%	6/15/2026		2,771	2,923,405
United Technologies Corp.	4.125%	11/16/2028		2,600	2,944,709
Total					13,926,439

Air Transportation 1.09%

Air Canada 2013-1 Class A Pass Through Trust (Canada)†(b)	4.125%	11/15/2026		777	824,395
Azul Investments LLP†	5.875%	10/26/2024		3,034	3,037,793
British Airways 2018-1 Class A Pass Through Trust (United Kingdom)†(b)	4.125%	3/20/2033		748	789,307
British Airways 2018-1 Class AA Pass Through Trust (United Kingdom)†(b)	3.80%	3/20/2033		405	429,497
British Airways 2019-1 Class A Pass Through Trust (United Kingdom)†(b)	3.35%	12/15/2030		1,196	1,222,361
British Airways 2019-1 Class AA Pass Through Trust (United Kingdom)†(b)	3.30%	6/15/2034		2,936	3,067,002
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	10/25/2025		1,949	2,038,391
United Airlines 2019-2 Class AA Pass Through Trust	2.70%	11/1/2033		1,416	1,412,911
Total					12,821,657

Auto Loans 0.25%

Ford Motor Credit Co. LLC	3.81%	1/9/2024		916	913,524
PACCAR Financial Corp.	2.85%	3/1/2022		1,949	1,986,243
Total					2,899,767

Auto Parts & Equipment 0.20%

Adient US LLC†	7.00%	5/15/2026		1,124	1,177,390
Delphi Technologies plc (United Kingdom)†(b)	5.00%	10/1/2025		1,320	1,174,800
Total					2,352,190

Automakers 1.86%

Aston Martin Capital Holdings Ltd.(a)	5.75%	4/15/2022	GBP	1,274	1,390,338
Aston Martin Capital Holdings Ltd. (Jersey)†(b)	6.50%	4/15/2022		$1,281	1,133,592
BMW US Capital LLC†	3.10%	4/12/2021		1,217	1,236,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Automakers (continued)

Ford Motor Credit Co. LLC	5.584%	3/18/2024		$10,616	$11,298,492
Navistar International Corp.†	6.625%	11/1/2025		1,112	1,134,240
Tesla, Inc.†	5.30%	8/15/2025		6,185	5,574,231
Total					21,767,286

Banking 7.58%

ABN AMRO Bank NV (Netherlands)†(b)	4.75%	7/28/2025		2,705	2,917,967
AIB Group plc (Ireland)†(b)	4.263%(3 Mo. LIBOR + 1.87%)#	4/10/2025		1,203	1,253,096
AIB Group plc (Ireland)†(b)	4.75%	10/12/2023		2,691	2,847,789
Ally Financial, Inc.	4.625%	3/30/2025		1,957	2,113,560
Ally Financial, Inc.	8.00%	11/1/2031		3,091	4,288,762
American Express Co.	3.40%	2/27/2023		1,891	1,964,910
ANZ New Zealand Int’l Ltd. (United Kingdom)†(b)	2.125%	7/28/2021		1,510	1,507,777
Associated Banc-Corp.	4.25%	1/15/2025		901	954,104
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(b)	6.75%(USD Swap + 5.17%)#	—	(h)	1,776	1,968,438
Banco Mercantil del Norte SA†	7.625%(10 Yr Treasury CMT + 5.35%)#	—	(h)	1,219	1,247,963
Bank of America Corp.	2.369%(3 Mo. LIBOR + .66%)#	7/21/2021		5,464	5,473,885
Bank of America Corp.	4.45%	3/3/2026		1,137	1,240,174
Bank of Ireland Group plc (Ireland)†(b)	4.50%	11/25/2023		2,692	2,828,096
BankUnited, Inc.	4.875%	11/17/2025		2,178	2,379,811
BBVA Bancomer SA†	5.125%(5 Yr Treasury CMT + 2.65%)#	1/18/2033		2,456	2,348,550
BBVA USA	3.875%	4/10/2025		2,353	2,452,141
CIT Group, Inc.	6.125%	3/9/2028		2,701	3,160,170
Citigroup, Inc.	2.35%	8/2/2021		1,957	1,966,546
Citigroup, Inc.	4.45%	9/29/2027		1,164	1,271,045
Fidelity National Financial, Inc.	4.50%	8/15/2028		2,193	2,363,087
Fifth Third Bancorp	8.25%	3/1/2038		377	582,476
Global Bank Corp. (Panama)†(b)	5.25%(3 Mo. LIBOR + 3.30%)#	4/16/2029		3,246	3,447,252
Goldman Sachs Group, Inc. (The)	3.377%(3 Mo. LIBOR + 1.11%)#	4/26/2022		3,924	3,958,563
Goldman Sachs Group, Inc. (The)	3.50%	11/16/2026		1,520	1,582,326
Goldman Sachs Group, Inc. (The)	4.25%	10/21/2025		1,600	1,716,563
Home BancShares, Inc.	5.625%(3 Mo. LIBOR + 3.58%)#	4/15/2027		1,656	1,714,207
Huntington Bancshares, Inc.	5.70%(3 Mo. LIBOR + 2.88%)#	—	(h)	1,217	1,240,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Huntington National Bank (The)	3.125%	4/1/2022		$2,332	$2,388,854
Intesa Sanpaolo SpA (Italy)†(b)	5.71%	1/15/2026		4,060	4,312,565
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%)#	5/1/2028		1,306	1,376,861
JPMorgan Chase & Co.	6.10%(3 Mo. LIBOR + 3.33%)#	—	(h)	1,088	1,180,388
Leggett & Platt, Inc.	4.40%	3/15/2029		2,724	2,938,191
Macquarie Bank Ltd. (United Kingdom)†(b)	6.125%(5 Yr Swap rate + 3.70%)#	—	(h)	2,899	2,919,728
Morgan Stanley	3.125%	7/27/2026		2,144	2,209,895
Morgan Stanley	3.625%	1/20/2027		776	820,768
Popular, Inc.	6.125%	9/14/2023		1,370	1,495,081
Santander UK Group Holdings plc (United Kingdom)†(b)	4.75%	9/15/2025		2,986	3,119,637
US Bancorp	3.00%	7/30/2029		1,090	1,125,946
Washington Mutual Bank(i)	6.875%	6/15/2011		1,250	125	(j)
Webster Financial Corp.	4.10%	3/25/2029		2,322	2,482,425
Westpac Banking Corp. (Australia)(b)	4.11%(5 Yr Treasury CMT + 2.00%)#	7/24/2034		1,607	1,677,517
Total					88,837,709

Beverages 0.93%

Bacardi Ltd.†	2.75%	7/15/2026		1,749	1,713,586
Bacardi Ltd.†	4.70%	5/15/2028		2,843	3,108,287
Becle SAB de CV (Mexico)†(b)	3.75%	5/13/2025		1,438	1,483,649
Brown-Forman Corp.	3.50%	4/15/2025		797	848,749
Brown-Forman Corp.	4.50%	7/15/2045		1,572	1,957,659
PepsiCo, Inc.	3.60%	3/1/2024		1,653	1,763,250
Total					10,875,180

Building & Construction 1.00%

ITR Concession Co. LLC†	5.183%	7/15/2035		785	814,067
Lennar Corp.	4.75%	11/15/2022		1,304	1,377,350
Lennar Corp.	4.75%	5/30/2025		518	555,555
Lennar Corp.	4.75%	11/29/2027		661	712,228
PulteGroup, Inc.	6.375%	5/15/2033		2,250	2,501,100
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025		1,261	1,298,830
Toll Brothers Finance Corp.	4.875%	3/15/2027		1,084	1,166,655
Toll Brothers Finance Corp.	5.625%	1/15/2024		1,208	1,319,740
William Lyon Homes, Inc.	5.875%	1/31/2025		1,966	1,995,490
Total					11,741,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.49%

Allegion plc (Ireland)(b)	3.50%	10/1/2029	$918	$929,128
Hillman Group, Inc. (The)†	6.375%	7/15/2022	1,311	1,235,618
Owens Corning, Inc.	4.30%	7/15/2047	1,287	1,171,781
Owens Corning, Inc.	4.40%	1/30/2048	1,255	1,158,100
Vulcan Materials Co.	4.50%	6/15/2047	1,186	1,277,139
Total				5,771,766

Cable & Satellite Television 2.53%

Altice France SA (France)†(b)	8.125%	2/1/2027	2,249	2,487,956
Altice Luxembourg SA (Luxembourg)†(b)	10.50%	5/15/2027	1,507	1,702,157
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	2,783	2,911,714
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	5,025	5,313,937
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	1,035	1,082,569
CSC Holdings LLC†	5.50%	4/15/2027	2,372	2,514,059
CSC Holdings LLC†	5.75%	1/15/2030	1,274	1,333,075
CSC Holdings LLC†	6.50%	2/1/2029	1,046	1,164,564
CSC Holdings LLC†	10.875%	10/15/2025	1,430	1,622,085
DISH DBS Corp.	7.75%	7/1/2026	6,232	6,365,988
Ziggo BV (Netherlands)†(b)	5.50%	1/15/2027	2,985	3,126,787
Total				29,624,891

Chemicals 0.93%

CF Industries, Inc.†	4.50%	12/1/2026	2,002	2,187,773
CF Industries, Inc.	4.95%	6/1/2043	253	248,889
CF Industries, Inc.	5.15%	3/15/2034	422	441,517
CNAC HK Finbridge Co. Ltd. (Hong Kong)(b)	4.125%	7/19/2027	2,759	2,905,690
CVR Partners LP/CVR Nitrogen Finance Corp.†	9.25%	6/15/2023	494	516,847
FMC Corp.	3.45%	10/1/2029	1,050	1,065,118
OCI NV (Netherlands)†(b)	6.625%	4/15/2023	1,138	1,194,559
Yingde Gases Investment Ltd. (Hong Kong)†(b)	6.25%	1/19/2023	2,233	2,283,955
Total				10,844,348

Consumer/Commercial/Lease Financing 0.92%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.65%	7/21/2027	762	777,066
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.45%	4/3/2026	469	501,594
American Tower Corp.	2.95%	1/15/2025	3,732	3,817,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)

Freedom Mortgage Corp.†	8.25%	4/15/2025	$800	$738,000
Navient Corp.	6.125%	3/25/2024	1,728	1,800,904
Navient Corp.	6.75%	6/25/2025	1,336	1,381,090
Quicken Loans, Inc.†	5.25%	1/15/2028	1,671	1,730,738
Total				10,746,889

Department Stores 0.39%

Kohl’s Corp.	5.55%	7/17/2045	1,350	1,391,393
Seven & i Holdings Co. Ltd. (Japan)†(b)	3.35%	9/17/2021	3,076	3,140,524
Total				4,531,917

Discount Stores 0.96%

Amazon.com, Inc.	3.15%	8/22/2027	1,014	1,078,591
Amazon.com, Inc.	4.25%	8/22/2057	1,325	1,651,800
Amazon.com, Inc.	4.80%	12/5/2034	3,679	4,604,124
Amazon.com, Inc.	5.20%	12/3/2025	3,295	3,878,408
Total				11,212,923

Diversified Capital Goods 1.56%

BCD Acquisition, Inc.†	9.625%	9/15/2023	1,028	1,053,700
General Electric Co.	2.70%	10/9/2022	3,452	3,462,183
General Electric Co.	3.10%	1/9/2023	2,189	2,219,546
General Electric Co.	4.125%	10/9/2042	2,627	2,657,491
Griffon Corp.	5.25%	3/1/2022	1,163	1,177,537
nVent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028	2,296	2,400,438
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.25%	5/27/2025	1,235	1,298,986
SPX FLOW, Inc.†	5.875%	8/15/2026	1,465	1,538,250
Wabtec Corp.	3.45%	11/15/2026	1,588	1,606,586
Wabtec Corp.	4.95%	9/15/2028	794	876,957
Total				18,291,674

Electric: Distribution/Transportation 0.59%

Atlantic City Electric Co.	4.00%	10/15/2028	1,149	1,291,132
Cemig Geracao e Transmissao SA (Brazil)†(b)	9.25%	12/5/2024	1,164	1,350,880
Oklahoma Gas & Electric Co.	4.15%	4/1/2047	1,087	1,228,284
State Grid Overseas Investment 2016 Ltd.†	3.50%	5/4/2027	2,836	2,996,404
Total				6,866,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 1.59%

Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(b)	5.95%	12/15/2039	$1,386	$1,510,407
Calpine Corp.	5.75%	1/15/2025	3,438	3,536,843
Clearway Energy Operating LLC†	5.75%	10/15/2025	1,344	1,419,600
Greenko Solar Mauritius Ltd. (Mauritius)†(b)	5.95%	7/29/2026	1,400	1,413,451
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	2,442	2,448,105
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	1,709	1,753,861
NRG Energy, Inc.	5.75%	1/15/2028	3,273	3,530,749
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,561	1,681,700
TerraForm Power Operating LLC†	5.00%	1/31/2028	168	175,560
Vistra Operations Co. LLC†	4.30%	7/15/2029	1,123	1,153,827
Total				18,624,103

Electric: Integrated 3.67%

Aegea Finance Sarl (Brazil)†(b)	5.75%	10/10/2024	1,113	1,161,705
AES Corp. (The)	4.50%	3/15/2023	1,054	1,080,350
AES Corp. (The)	5.125%	9/1/2027	553	588,945
Arizona Public Service Co.	2.95%	9/15/2027	1,333	1,377,855
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%	8/1/2028	1,217	1,333,600
Avangrid, Inc.	3.80%	6/1/2029	486	522,690
Black Hills Corp.	4.35%	5/1/2033	1,155	1,298,457
Dayton Power & Light Co. (The)†	3.95%	6/15/2049	898	991,176
DPL, Inc.†	4.35%	4/15/2029	1,537	1,520,298
DTE Energy Co.	2.60%	6/15/2022	896	905,196
El Paso Electric Co.	5.00%	12/1/2044	1,953	2,326,674
Electricite de France SA (France)†(b)	3.625%	10/13/2025	1,044	1,104,894
Empresa de Transmision Electrica SA (Panama)†(b)	5.125%	5/2/2049	1,205	1,391,022
Empresas Publicas de Medellin ESP (Colombia)†(b)	4.25%	7/18/2029	774	815,718
Enel Finance International NV (Netherlands)†(b)	2.65%	9/10/2024	2,243	2,248,245
Enel Finance International NV (Netherlands)†(b)	3.50%	4/6/2028	2,829	2,900,196
Entergy Arkansas LLC	4.00%	6/1/2028	1,589	1,746,288
Entergy Arkansas LLC	4.95%	12/15/2044	1,109	1,198,213
Entergy Louisiana LLC	4.00%	3/15/2033	958	1,094,845
Entergy Mississippi LLC	2.85%	6/1/2028	1,547	1,588,889
Indianapolis Power & Light Co.†	4.05%	5/1/2046	2,203	2,446,953
Louisville Gas & Electric Co.	4.375%	10/1/2045	1,017	1,187,491
Monongahela Power Co.†	3.55%	5/15/2027	1,188	1,258,524
NRG Energy, Inc.†	3.75%	6/15/2024	2,302	2,371,030
NRG Energy, Inc.†	5.25%	6/15/2029	632	681,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)

Ohio Power Co.	4.00%	6/1/2049	$1,172	$1,335,845
Ohio Power Co.	4.15%	4/1/2048	1,223	1,442,493
Pacific Gas & Electric Co.(i)	3.50%	10/1/2020	765	770,737
Pacific Gas & Electric Co.(i)	6.05%	3/1/2034	1,599	1,822,860
Puget Sound Energy, Inc.	4.223%	6/15/2048	1,174	1,371,166
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	1,113	1,157,443
Total				43,041,758

Electronics 1.51%

Amphenol Corp.	2.80%	2/15/2030	2,475	2,412,801
KLA Corp.	4.10%	3/15/2029	776	857,178
Lam Research Corp.	4.875%	3/15/2049	1,558	1,908,871
Micron Technology, Inc.	5.327%	2/6/2029	2,218	2,440,738
Nokia OYJ (Finland)(b)	4.375%	6/12/2027	1,600	1,676,000
NVIDIA Corp.	3.20%	9/16/2026	2,872	3,022,479
Trimble, Inc.	4.75%	12/1/2024	2,232	2,397,384
Xilinx, Inc.	2.95%	6/1/2024	2,945	3,026,992
Total				17,742,443

Energy: Exploration & Production 4.04%

Berry Petroleum Co. LLC†	7.00%	2/15/2026	1,270	1,222,375
California Resources Corp.†	8.00%	12/15/2022	2,192	1,096,000
Callon Petroleum Co.	6.125%	10/1/2024	1,232	1,219,680
Centennial Resource Production LLC†	5.375%	1/15/2026	1,877	1,801,920
Centennial Resource Production LLC†	6.875%	4/1/2027	1,132	1,134,830
Continental Resources, Inc.	4.90%	6/1/2044	4,648	4,719,801
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	1,131	1,181,895
Extraction Oil & Gas, Inc.†	5.625%	2/1/2026	813	502,028
Extraction Oil & Gas, Inc.†	7.375%	5/15/2024	727	479,820
HighPoint Operating Corp.	7.00%	10/15/2022	1,254	1,134,870
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	1,270	1,193,800
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	1,278	1,194,930
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	1,704	1,593,240
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(b)	6.375%	6/1/2028	2,100	2,357,250
Indigo Natural Resources LLC†	6.875%	2/15/2026	1,406	1,274,188
Jagged Peak Energy LLC	5.875%	5/1/2026	1,253	1,262,398
Laredo Petroleum, Inc.	5.625%	1/15/2022	1,268	1,198,260
MEG Energy Corp. (Canada)†(b)	6.50%	1/15/2025	2,622	2,684,272
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	2,507	2,431,790

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Murphy Oil Corp.	5.75%	8/15/2025	$1,165	$1,188,300
Murphy Oil Corp.	6.875%	8/15/2024	988	1,037,400
Noble Energy, Inc.	3.85%	1/15/2028	1,886	1,959,327
Oasis Petroleum, Inc.†	6.25%	5/1/2026	1,846	1,504,490
Oasis Petroleum, Inc.	6.875%	3/15/2022	858	804,375
Oasis Petroleum, Inc.	6.875%	1/15/2023	772	710,240
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	1,673	1,735,737
SM Energy Co.	6.625%	1/15/2027	1,457	1,260,305
SM Energy Co.	6.75%	9/15/2026	1,303	1,146,640
Southwestern Energy Co.	6.20%	1/23/2025	913	812,570
SRC Energy, Inc.	6.25%	12/1/2025	1,890	1,880,512
Texaco Capital, Inc.	8.625%	11/15/2031	1,223	1,922,170
Tullow Oil plc (United Kingdom)†(b)	7.00%	3/1/2025	1,710	1,742,490
Total				47,387,903

Environmental 0.10%

Waste Pro USA, Inc.†	5.50%	2/15/2026	1,143	1,184,102

Food & Drug Retailers 0.18%

Albertsons Cos, Inc./Safeway, Inc./Albertsons LP/Albertsons LLC	6.625%	6/15/2024	2,029	2,135,523

Food: Wholesale 1.39%

Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	1,939	1,706,320
BRF SA (Brazil)†(b)	4.875%	1/24/2030	1,386	1,370,754
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,312	1,262,800
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(b)	5.625%	8/15/2026	1,241	1,120,003
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	2,153	2,392,521
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	1,299	1,373,563
McCormick & Co., Inc.	4.20%	8/15/2047	1,893	2,088,587
MHP Lux SA (Luxembourg)†(b)	6.95%	4/3/2026	1,187	1,231,612
Performance Food Group, Inc.†	5.50%	10/15/2027	686	723,730
Smithfield Foods, Inc.†	5.20%	4/1/2029	2,768	3,053,900
Total				16,323,790

Forestry/Paper 0.10%

Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	1,060	1,124,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Gaming 1.31%

Boyd Gaming Corp.	6.00%	8/15/2026		$1,197	$1,267,213
Eldorado Resorts, Inc.	6.00%	9/15/2026		1,101	1,211,100
Everi Payments, Inc.†	7.50%	12/15/2025		1,093	1,154,481
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		1,666	1,901,306
Jacobs Entertainment, Inc.†	7.875%	2/1/2024		604	646,280
Las Vegas Sands Corp.	3.90%	8/8/2029		1,226	1,257,880
Mohegan Gaming & Entertainment†	7.875%	10/15/2024		1,181	1,136,713
Penn National Gaming, Inc.†	5.625%	1/15/2027		2,251	2,329,785
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(b)	7.00%	7/15/2026		1,147	1,224,422
Station Casinos LLC†	5.00%	10/1/2025		2,070	2,105,811
Wynn Macau Ltd. (Macau)†(b)	5.50%	10/1/2027		1,160	1,177,400
Total					15,412,391

Gas Distribution 2.73%

Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%)#	1/22/2078		1,574	1,180,500
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027		2,154	2,364,015
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025		1,059	1,180,785
Cheniere Energy Partners LP†	4.50%	10/1/2029		2,471	2,537,408
Dominion Energy Gas Holdings LLC	3.60%	12/15/2024		1,175	1,244,502
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025		1,145	1,233,748
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021		1,400	1,456,603
Midwest Connector Capital Co. LLC†	4.625%	4/1/2029		2,722	2,993,540
NGPL PipeCo LLC†	4.875%	8/15/2027		2,762	2,965,758
Northern Natural Gas Co.†	4.30%	1/15/2049		1,811	2,112,213
ONE Gas, Inc.	4.50%	11/1/2048		1,149	1,406,619
Plains All American Pipeline LP	6.125%(3 Mo. LIBOR + 4.11%)#	—	(h)	2,725	2,570,983
Plains All American Pipeline LP/PAA Finance Corp.	3.55%	12/15/2029		2,117	2,085,613
Sabal Trail Transmission LLC†	4.246%	5/1/2028		1,125	1,229,221
Southern Star Central Corp.†	5.125%	7/15/2022		1,145	1,157,881
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%	11/15/2023		748	756,415
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.875%	4/15/2026		1,131	1,198,860
Transportadora de Gas Internacional SA ESP (Colombia)†(b)	5.55%	11/1/2028		2,056	2,377,271
Total					32,051,935

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 2.22%

AHP Health Partners, Inc.†	9.75%	7/15/2026	$1,193	$1,270,762
Ascension Health	3.945%	11/15/2046	1,017	1,194,910
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	1,702	1,703,064
Dignity Health	3.812%	11/1/2024	675	714,424
HCA, Inc.	5.50%	6/15/2047	3,213	3,637,887
HCA, Inc.	7.05%	12/1/2027	390	458,250
HCA, Inc.	7.50%	2/15/2022	582	646,486
HCA, Inc.	7.58%	9/15/2025	552	656,880
HCA, Inc.	7.69%	6/15/2025	1,240	1,494,200
HCA, Inc.	8.36%	4/15/2024	261	311,955
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	1,478	1,811,606
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	1,192	1,251,600
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	1,770	2,075,566
NYU Langone Hospitals	4.368%	7/1/2047	1,191	1,427,318
Providence St Joseph Health Obligated Group(k)	2.532%	10/1/2029	1,160	1,158,780
Rede D’or Finance Sarl (Luxembourg)†(b)	4.95%	1/17/2028	1,112	1,123,231
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	1,663	1,783,401
Tenet Healthcare Corp.	5.125%	5/1/2025	1,678	1,705,351
Tenet Healthcare Corp.	6.75%	6/15/2023	1,513	1,594,596
Total				26,020,267

Health Services 0.94%

DaVita, Inc.	5.00%	5/1/2025	1,185	1,185,000
DaVita, Inc.	5.125%	7/15/2024	1,000	1,018,750
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	772	799,985
Montefiore Obligated Group	5.246%	11/1/2048	1,553	1,822,496
NVA Holdings, Inc.†	6.875%	4/1/2026	1,125	1,199,531
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	723	749,209
Tenet Healthcare Corp.†	6.25%	2/1/2027	2,370	2,467,526
Verscend Escrow Corp.†	9.75%	8/15/2026	1,692	1,808,105
Total				11,050,602

Hotels 0.50%

Hilton Domestic Operating Co., Inc.†	4.875%	1/15/2030	1,554	1,644,676
Hilton Domestic Operating Co., Inc.	5.125%	5/1/2026	2,182	2,296,555
Wyndham Destinations, Inc.	5.75%	4/1/2027	712	771,630
Wyndham Destinations, Inc.	6.35%	10/1/2025	998	1,107,780
Total				5,820,641

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance Brokerage 0.35%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	$1,639	$1,677,927
Farmers Insurance Exchange†	4.747%(3 Mo. LIBOR + 3.23%)#	11/1/2057	1,230	1,287,527
HUB International Ltd.†	7.00%	5/1/2026	1,133	1,168,406
Total				4,133,860

Integrated Energy 1.47%

Cenovus Energy, Inc. (Canada)(b)	5.40%	6/15/2047	2,844	3,208,820
Cheniere Energy Partners LP	5.25%	10/1/2025	1,149	1,199,556
Cheniere Energy Partners LP	5.625%	10/1/2026	1,913	2,039,545
Exxon Mobil Corp.	3.043%	3/1/2026	1,101	1,156,108
Hess Corp.	5.60%	2/15/2041	2,861	3,177,477
Hess Corp.	5.80%	4/1/2047	1,976	2,277,944
Rio Oil Finance Trust Series 2018-1 (Brazil)†(b)	8.20%	4/6/2028	1,121	1,286,348
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	1,973	2,885,645
Total				17,231,443

Investments & Miscellaneous Financial Services 0.85%

AI Candelaria Spain SLU (Spain)†(b)	7.50%	12/15/2028	1,050	1,195,698
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	2,264	2,297,960
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	2,377	2,491,361
Power Finance Corp. Ltd. (India)†(b)	6.15%	12/6/2028	1,668	1,947,345
S&P Global, Inc.	6.55%	11/15/2037	1,391	2,015,223
Total				9,947,587

Life Insurance 0.50%

Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047	2,206	2,359,683
Nuveen Finance LLC†	4.125%	11/1/2024	703	760,236
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047	889	1,010,341
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,424	1,773,871
Total				5,904,131

Machinery 0.34%

Itron, Inc.†	5.00%	1/15/2026	1,123	1,159,834
Roper Technologies, Inc.	4.20%	9/15/2028	1,665	1,832,730
Xylem, Inc.	3.25%	11/1/2026	1,004	1,036,217
Total				4,028,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Managed Care 0.55%

Centene Corp.	4.75%	1/15/2025		$834	$858,186
Centene Corp.†	5.375%	6/1/2026		1,781	1,870,050
Kaiser Foundation Hospitals	4.15%	5/1/2047		1,648	1,992,144
Molina Healthcare, Inc.†	4.875%	6/15/2025		1,663	1,677,551
Total					6,397,931

Media: Content 1.56%

AMC Networks, Inc.	4.75%	8/1/2025		2,332	2,413,620
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		1,827	1,900,080
Diamond Sports Group LLC/Diamond Sports Finance Co.†	6.625%	8/15/2027		1,305	1,355,308
Gray Television, Inc.†	5.125%	10/15/2024		572	594,165
Gray Television, Inc.†	5.875%	7/15/2026		1,163	1,212,428
Netflix, Inc.(a)	3.625%	5/15/2027	EUR	3,466	4,015,578
Netflix, Inc.†(a)	3.875%	11/15/2029	EUR	765	886,541
Netflix, Inc.†(a)	4.625%	5/15/2029	EUR	959	1,165,064
Netflix, Inc.	4.875%	4/15/2028		$1,001	1,020,970
Nexstar Escrow, Inc.†	5.625%	7/15/2027		1,682	1,766,100
Sirius XM Radio, Inc.†	5.00%	8/1/2027		1,192	1,233,958
Univision Communications, Inc.†	5.125%	2/15/2025		800	782,000
Total					18,345,812

Media: Diversified 0.17%

TWDC Enterprises 18 Corp.	2.35%	12/1/2022		1,956	1,985,656

Medical Products 0.51%

Boston Scientific Corp.	7.00%	11/15/2035		1,473	2,073,177
Edwards Lifesciences Corp.	4.30%	6/15/2028		2,411	2,718,694
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022		1,191	1,169,205
Total					5,961,076

Metals/Mining (Excluding Steel) 1.17%

Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%	7/15/2026		1,143	1,176,204
Cleveland-Cliffs, Inc.	5.75%	3/1/2025		1,130	1,113,050
Cleveland-Cliffs, Inc.†	5.875%	6/1/2027		601	570,710
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(b)	8.00%	12/11/2022		809	568,622
Freeport-McMoRan, Inc.	3.875%	3/15/2023		5,707	5,764,070
Industrias Penoles SAB de CV (Mexico)†(b)	4.15%	9/12/2029		1,187	1,194,419
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044		15	1	(j)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)

Novelis Corp.†	5.875%	9/30/2026	$1,000	$1,051,250
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	1,175	1,128,000
Warrior Met Coal, Inc.†	8.00%	11/1/2024	1,107	1,151,972
Total				13,718,298

Monoline Insurance 0.11%

MGIC Investment Corp.	5.75%	8/15/2023	1,204	1,321,390

Multi-Line Insurance 0.10%

Assurant, Inc.	3.70%	2/22/2030	1,158	1,162,104

Non-Electric Utilities 0.12%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	1,368	1,432,446

Oil Field Equipment & Services 0.82%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%	11/2/2047	2,529	2,956,199
Oceaneering International, Inc.	4.65%	11/15/2024	903	853,335
Oceaneering International, Inc.	6.00%	2/1/2028	2,094	2,015,475
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	1,114	1,119,888
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	767	805,612
Transocean Pontus Ltd.†	6.125%	8/1/2025	1,038	1,058,495
Transocean Proteus Ltd.†	6.25%	12/1/2024	749	764,235
Total				9,573,239

Oil Refining & Marketing 1.00%

Citgo Holding, Inc.†	9.25%	8/1/2024	1,769	1,883,985
Phillips 66 Partners LP	2.45%	12/15/2024	1,417	1,413,114
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	2.75%	4/16/2022	3,265	3,293,875
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	4.375%	4/16/2049	4,714	5,161,232
Total				11,752,206

Packaging 0.49%

Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,295	1,579,900
Mauser Packaging Solutions Holding Co.†	7.25%	4/15/2025	1,812	1,719,679
Sealed Air Corp.†	6.875%	7/15/2033	1,060	1,245,500
Trivium Packaging Finance BV (Netherlands)†(b)	5.50%	8/15/2026	534	562,676
Trivium Packaging Finance BV (Netherlands)†(b)	8.50%	8/15/2027	546	591,727
Total				5,699,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products 1.10%

Coty, Inc.†	6.50%	4/15/2026	$1,476	$1,435,410
Energizer Holdings, Inc.†	6.375%	7/15/2026	1,072	1,150,942
Hasbro, Inc.	5.10%	5/15/2044	1,661	1,716,711
Mattel, Inc.	2.35%	8/15/2021	2,385	2,331,338
Mattel, Inc.†	6.75%	12/31/2025	1,176	1,230,025
Newell Brands, Inc.	4.20%	4/1/2026	3,366	3,519,115
SC Johnson & Son, Inc.†	4.75%	10/15/2046	1,177	1,460,830
Total				12,844,371

Pharmaceuticals 0.59%

Bausch Health Americas, Inc.†	8.50%	1/31/2027	1,621	1,823,301
Bausch Health Cos., Inc.†	5.875%	5/15/2023	1,559	1,584,334
Bausch Health Cos., Inc.†	7.00%	3/15/2024	1,332	1,403,208
Bausch Health Cos., Inc.†	7.25%	5/30/2029	801	876,935
Zoetis, Inc.	3.90%	8/20/2028	1,159	1,269,549
Total				6,957,327

Property & Casualty 0.39%

Allstate Corp. (The)	3.28%	12/15/2026	1,244	1,328,925
Arch Capital Finance LLC	4.011%	12/15/2026	1,172	1,282,759
Selective Insurance Group, Inc.	5.375%	3/1/2049	1,669	1,963,336
Total				4,575,020

Rail 0.46%

Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045	1,524	1,831,901
China Railway Xunjie Co. Ltd. (China)(b)	3.25%	7/28/2026	1,200	1,223,628
Rumo Luxembourg Sarl (Luxembourg)†(b)	5.875%	1/18/2025	1,799	1,901,336
Rumo Luxembourg Sarl (Luxembourg)†(b)	7.375%	2/9/2024	440	474,654
Total				5,431,519

Real Estate Development & Management 0.19%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(b)	3.875%	3/20/2027	2,039	2,210,528

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 1.97%

Alexandria Real Estate Equities, Inc.	3.80%	4/15/2026	$543	$578,137
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	1,194	1,288,775
Brixmor Operating Partnership LP	4.125%	5/15/2029	2,044	2,185,377
EPR Properties	3.75%	8/15/2029	1,793	1,795,557
EPR Properties	4.50%	6/1/2027	1,152	1,223,850
Goodman US Finance Four LLC†	4.50%	10/15/2037	1,137	1,247,094
Goodman US Finance Three LLC†	3.70%	3/15/2028	769	799,252
Hudson Pacific Properties LP(k)	3.25%	1/15/2030	2,783	2,755,223
Hudson Pacific Properties LP	3.95%	11/1/2027	1,644	1,724,015
Liberty Property LP	4.375%	2/1/2029	1,106	1,237,032
National Retail Properties, Inc.	4.30%	10/15/2028	1,724	1,908,503
Prologis LP	3.875%	9/15/2028	781	869,411
Spirit Realty LP	3.40%	1/15/2030	2,521	2,504,611
Spirit Realty LP	4.00%	7/15/2029	1,218	1,276,065
VEREIT Operating Partnership LP	4.875%	6/1/2026	1,483	1,644,055
Total				23,036,957

Recreation & Travel 0.46%

Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	1,450	1,849,508
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	1,587	1,702,057
Six Flags Entertainment Corp.†	4.875%	7/31/2024	1,182	1,226,325
Six Flags Entertainment Corp.†	5.50%	4/15/2027	593	633,757
Total				5,411,647

Reinsurance 0.69%

AXIS Specialty Finance plc (United Kingdom)(b)	5.15%	4/1/2045	1,345	1,474,232
Berkshire Hathaway, Inc.	2.75%	3/15/2023	907	930,910
Berkshire Hathaway, Inc.	3.125%	3/15/2026	907	959,069
PartnerRe Finance B LLC	3.70%	7/2/2029	2,237	2,336,184
Transatlantic Holdings, Inc.	8.00%	11/30/2039	1,584	2,369,570
Total				8,069,965

Restaurants 0.84%

Darden Restaurants, Inc.	4.55%	2/15/2048	1,154	1,221,464
IRB Holding Corp.†	6.75%	2/15/2026	1,177	1,185,828
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	2,083	2,174,131
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	1,610	1,674,400
Starbucks Corp.	4.45%	8/15/2049	3,037	3,531,041
Total				9,786,864

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services 2.46%

Autodesk, Inc.	3.50%	6/15/2027		$2,446	$2,532,015
Global Payments, Inc.	4.15%	8/15/2049		1,792	1,887,095
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		937	988,535
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025		565	598,674
Match Group, Inc.†	5.00%	12/15/2027		3,319	3,460,058
Match Group, Inc.†	5.625%	2/15/2029		1,115	1,200,019
Microsoft Corp.	2.40%	8/8/2026		792	808,616
Microsoft Corp.	3.125%	11/3/2025		5,817	6,190,467
Microsoft Corp.	4.50%	2/6/2057		921	1,202,979
salesforce.com, Inc.	3.70%	4/11/2028		1,580	1,736,018
Tencent Holdings Ltd. (China)†(b)	3.595%	1/19/2028		1,766	1,848,761
Tencent Holdings Ltd. (China)†(b)	3.925%	1/19/2038		1,995	2,142,857
VeriSign, Inc.	4.75%	7/15/2027		1,117	1,174,246
VeriSign, Inc.	5.25%	4/1/2025		1,593	1,745,211
Visa, Inc.	3.15%	12/14/2025		1,289	1,375,420
Total					28,890,971

Specialty Retail 0.91%

Asbury Automotive Group, Inc.	6.00%	12/15/2024		1,102	1,146,080
Best Buy Co., Inc.	4.45%	10/1/2028		1,593	1,732,097
Claire’s Stores, Inc.	14.00%	3/15/2039		251	439,250	(c)
Levi Strauss & Co.(a)	3.375%	3/15/2027	EUR	957	1,115,989
Murphy Oil USA, Inc.	4.75%	9/15/2029		$1,180	1,209,500
PetSmart, Inc.†	5.875%	6/1/2025		995	995,000
Tiffany & Co.	4.90%	10/1/2044		1,485	1,520,242
Under Armour, Inc.	3.25%	6/15/2026		1,340	1,293,675
WW International, Inc.†	8.625%	12/1/2025		1,220	1,271,850
Total					10,723,683

Steel Producers/Products 0.51%

Allegheny Technologies, Inc.	7.875%	8/15/2023		1,633	1,777,553
CSN Resources SA (Brazil)†(b)	7.625%	4/17/2026		1,100	1,144,126
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		723	764,573
Steel Dynamics, Inc.	4.125%	9/15/2025		1,763	1,789,445
Steel Dynamics, Inc.	5.00%	12/15/2026		502	527,100
Total					6,002,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services 2.30%

Ahern Rentals, Inc.†	7.375%	5/15/2023	$1,190	$1,018,938
Aircastle Ltd.	4.25%	6/15/2026	1,244	1,276,083
Ashtead Capital, Inc.†	4.375%	8/15/2027	1,741	1,797,582
Ashtead Capital, Inc.†	5.25%	8/1/2026	600	639,750
Brand Industrial Services, Inc.†	8.50%	7/15/2025	1,671	1,595,805
Brink’s Co. (The)†	4.625%	10/15/2027	2,367	2,386,261
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	1,100	1,440,189
Cloud Crane LLC†	10.125%	8/1/2024	990	1,061,775
IHS Markit Ltd. (United Kingdom)†(b)	4.00%	3/1/2026	2,627	2,772,798
IHS Markit Ltd. (United Kingdom)(b)	4.75%	8/1/2028	1,550	1,730,575
Marble II Pte Ltd. (Singapore)†(b)	5.30%	6/20/2022	449	452,579
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,975	2,131,215
Ritchie Bros Auctioneers, Inc. (Canada)†(b)	5.375%	1/15/2025	1,130	1,185,088
United Rentals North America, Inc.	4.875%	1/15/2028	2,047	2,136,556
United Rentals North America, Inc.	5.25%	1/15/2030	1,360	1,430,557
United Rentals North America, Inc.	5.875%	9/15/2026	755	807,888
WeWork Cos., Inc.†	7.875%	5/1/2025	3,685	3,146,069
Total				27,009,708

Technology Hardware & Equipment 1.00%

Apple, Inc.	1.80%	9/11/2024	1,768	1,757,940
Apple, Inc.	3.00%	6/20/2027	2,081	2,190,418
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	1,425	1,576,050
CommScope, Inc.†	8.25%	3/1/2027	1,792	1,751,120
Motorola Solutions, Inc.	4.60%	5/23/2029	1,513	1,650,588
Western Digital Corp.	4.75%	2/15/2026	2,745	2,830,781
Total				11,756,897

Telecommunications: Satellite 0.66%

Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(b)(k)	6.75%	10/1/2026	2,264	2,309,280
Hughes Satellite Systems Corp.	5.25%	8/1/2026	1,111	1,192,936
Intelsat Jackson Holdings SA (Luxembourg)(b)	5.50%	8/1/2023	1,428	1,339,321
Intelsat Jackson Holdings SA (Luxembourg)†(b)	8.50%	10/15/2024	1,718	1,734,648
Intelsat Luxembourg SA (Luxembourg)(b)	8.125%	6/1/2023	1,444	1,208,902
Total				7,785,087

Telecommunications: Wireless 0.87%

Sprint Capital Corp.	6.875%	11/15/2028	7,268	7,941,744
Sprint Corp.	7.625%	3/1/2026	2,038	2,254,537
Total				10,196,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireline Integrated & Services 1.89%

Altice Financing SA (Luxembourg)†(b)	7.50%	5/15/2026		$2,336	$2,487,817
Altice France SA (France)†(b)	7.375%	5/1/2026		3,398	3,656,112
Altice Luxembourg SA (Luxembourg)†(b)	7.625%	2/15/2025		1,271	1,329,784
DKT Finance ApS (Denmark)†(b)	9.375%	6/17/2023		1,903	2,052,386
Equinix, Inc.(a)	2.875%	2/1/2026	EUR	2,781	3,163,046
GCI LLC	6.875%	4/15/2025		$1,230	1,300,725
InterXion Holding NV†(a)	4.75%	6/15/2025	EUR	1,449	1,715,556
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023		$1,771	1,611,610
Verizon Communications, Inc.	2.625%	8/15/2026		4,735	4,800,511
Total					22,117,547

Transportation (Excluding Air/Rail) 0.09%

CMA CGM SA(a)	5.25%	1/15/2025	EUR	1,418	1,107,145

Transportation: Infrastructure/Services 1.01%

Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.375%	7/3/2029		$2,180	2,279,634
Aeropuerto Internacional de Tocumen SA (Panama)†(b)	6.00%	11/18/2048		1,935	2,447,794
Autopistas del Sol SA (Costa Rica)†(b)	7.375%	12/30/2030		1,329	1,345,897
Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035		1,000	1,153,010
CH Robinson Worldwide, Inc.	4.20%	4/15/2028		1,736	1,917,971
Promontoria Holding 264 BV †(a)	6.75%	8/15/2023	EUR	1,080	1,098,360
Stena AB (Sweden)†(b)	7.00%	2/1/2024		$1,557	1,568,678
Total					11,811,344
Total High Yield Corporate Bonds (cost $793,345,444)					836,677,428

MUNICIPAL BONDS 4.58%

Air Transportation 0.27%

CT Airport Auth - Ground Trans Proj	4.282%	7/1/2045		365	396,058
Miami Dade Cnty, FL	3.982%	10/1/2041		970	1,041,072
Miami-Dade Cnty, FL	4.28%	10/1/2041		1,550	1,700,691
Total					3,137,821

Education 1.11%

California State University	3.899%	11/1/2047		2,675	3,056,161
Ohio Univ	5.59%	12/1/2114		1,000	1,371,020
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047		6,640	7,034,814
Univ of California Bd of Regents	6.548%	5/15/2048		1,000	1,512,790
Total					12,974,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
General Obligation 1.57%

California	7.55%	4/1/2039	$1,285	$2,128,602
Chicago Transit Auth, IL	6.899%	12/1/2040	1,000	1,405,360
Chicago, IL	5.432%	1/1/2042	1,792	1,818,844
Chicago, IL	6.314%	1/1/2044	2,167	2,386,279
City of Portland	7.701%	6/1/2022	1,470	1,613,237
District of Columbia	5.591%	12/1/2034	1,445	1,858,776
Honolulu HI City & Cnty,	5.418%	12/1/2027	740	919,465
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	1,000	1,304,520
New York City	5.985%	12/1/2036	1,134	1,513,414
Ohio St Univ	4.048%	12/1/2056	676	816,391
Pennsylvania	5.45%	2/15/2030	1,336	1,640,528
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	855	993,459
Total				18,398,875

Government Guaranteed 0.04%

City & County of San Francisco CA	5.45%	6/15/2025	460	543,968

Lease Obligations 0.07%

Wisconsin	3.294%	5/1/2037	790	853,469

Miscellaneous 0.60%

Chicago Transit Auth, IL	6.20%	12/1/2040	1,030	1,387,699
Dallas Convention Center Hotel Dev Corp., TX	7.088%	1/1/2042	1,210	1,734,414
Pasadena Public Fing Auth	7.148%	3/1/2043	2,445	3,879,090
Total				7,001,203

Tax Revenue 0.59%

Massachusetts Sch Bldg Auth	5.715%	8/15/2039	1,720	2,349,245
Memphis-Shelby County Industrial Development Board, TN	7.00%	7/1/2045	1,225	1,347,966
New York City Indl Dev Agy†	11.00%	3/1/2029	2,350	3,201,287
Total				6,898,498

Transportation 0.16%

Port of Seattle, WA	3.571%	5/1/2032	650	681,772
Port of Seattle, WA	3.755%	5/1/2036	1,105	1,167,200
Total				1,848,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.17%

San Antonio, TX	5.718%		2/1/2041	$1,480	$2,051,561
Total Municipal Bonds (cost $48,912,218)					53,709,152

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.71%

Benchmark Mortgage Trust 2019-B12 WMA†	4.388	%#(l)	8/15/2052	2,892	2,992,150	(c)
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499	%#(l)	10/15/2034	4,354	4,563,485
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(l)	4/15/2049	828	736,907
Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,015,922)					8,292,542

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.11%

Energy: Exploration & Production 0.00%

Templar Energy LLC	Zero Coupon			45	—	(c)

Medical Products 0.11%

Danaher Corp.	4.75%			1	1,249,495
Total Preferred Stocks (cost $1,531,800)					1,249,495

	Interest Rate		Maturity Date	Principal Amount (000)
U.S. TREASURY OBLIGATIONS 2.86%

U.S. Treasury Bond	2.25%		8/15/2049	$6,943	7,149,256
U.S. Treasury Note	2.75%		8/31/2023	14,038	14,666,968
U.S. Treasury Note	3.125%		11/15/2028	10,456	11,743,191
Total U.S. Treasury Obligations (cost $33,350,008)					33,559,415

	Exercise Price		Expiration Date	Shares (000)
WARRANT 0.00%

Personal & Household Products

Remington Outdoor Co., Inc. (cost $86,340)	$35.05		5/22/2022	16	164	(c)
Total Long-Term Investments (cost $1,277,099,770)					1,324,714,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.70%

COMMERCIAL PAPER 0.40%

Auto Parts & Equipment 0.17%

Autoliv ASP, Inc.	2.231%	10/1/2019	$2,000	$2,000,000

Electric: Power 0.10%

CenterPoint Energy, Inc.	2.281%	10/1/2019	1,201	1,201,000

Food 0.09%

Mondelez International, Inc.	2.21%	10/1/2019	475	475,000
Mondelez International, Inc.	2.21%	10/1/2019	525	525,000
Total				1,000,000

Leasing 0.04%

Aviation Capital Group LLC	2.383%	10/1/2019	500	500,000
Total Commercial Paper (cost $4,701,000)				4,701,000

FLOATING RATE LOAN(d) 0.09%

Aerospace/Defense

Doncasters U.S. Finance LLC Term Loan B (cost $1,180,380)	— (e)	4/9/2020	1,459	1,006,710

REPURCHASE AGREEMENT 0.21%

Repurchase Agreement dated 9/30/2019, 1.05% due 10/1/2019 with Fixed Income Clearing Corp. collateralized by $2,525,000 of U.S. Treasury Note at 1.625% due 6/30/2021; value: $2,532,239; proceeds: $2,481,132 (cost $2,481,060)			2,481	2,481,060
Total Short-Term Investments (cost $8,362,440)				8,188,770
Total Investments in Securities 113.68% (cost $1,285,462,210)				1,332,903,299
Less Unfunded Loan Commitments (0.27%) (cost $3,126,021)				(3,127,037)
Net Investments 113.41% (cost $1,282,336,189)				1,329,776,262
Liabilities in Excess of Cash, Foreign Cash and Other Assets(m) (13.41%)				(157,255,865)
Net Assets 100.00%				$1,172,520,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

AUD	Australian dollar.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
HKD	Hong Kong dollar.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2019, the total value of Rule 144A securities was $465,194,129, which represents 39.67% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2019.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2019.
(e)	Interest rate to be determined.
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Defaulted (non-income producing security).
(j)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(k)	Securities purchased on a when-issued basis.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at September 30, 2019(1):

Referenced Index	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)
Markit CDX. NA.EM.32(4)(5)	Credit Suisse	1.00%	12/20/2024	$36,600,000	$34,674,643	$1,882,637	$42,720
Markit CDX. NA.IG.33(4)(6)	Credit Suisse	1.00%	12/20/2024	120,201,000	122,565,666	(2,447,758)	83,092
Markit CDX. NA.HY.33(4)(7)	Credit Suisse	5.00%	12/20/2024	13,976,000	14,907,307	(904,611)	(26,696)
						$(1,469,732)	$99,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $125,812. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $26,696.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes/Issuer - Sell Protection at September 30, 2019(1):

Referenced Index/Issuer*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX NA.BBB.9*	Credit Suisse	3.00%	9/17/2058	$2,112,000	$2,053,962	$(154,883)	$96,845	$(58,038)
Markit CMBX NA.BBB.9*	Deutsche Bank	3.00%	9/17/2058	3,363,000	3,270,584	(246,624)	154,208	(92,416)
Markit CMBX NA.BBB.9*	Goldman Sachs	3.00%	9/17/2058	1,153,000	1,121,315	(84,555)	52,870	(31,685)
Markit CMBX NA.BBB.9*	Morgan Stanley	3.00%	9/17/2058	6,099,000	5,931,398	(447,268)	279,666	(167,602)
Markit CMBX NA.BBB.10*	Credit Suisse	3.00%	11/17/2059	4,667,000	4,512,213	(261,502)	106,715	(154,787)
Markit CMBX NA.BBB.10*	Deutsche Bank	3.00%	11/17/2059	851,000	822,776	(47,683)	19,459	(28,224)
Markit CMBX NA.BBB.10*	Goldman Sachs	3.00%	11/17/2059	3,573,000	3,454,497	(200,202)	81,699	(118,503)
Markit CMBX NA.BBB.10*	Morgan Stanley	3.00%	11/17/2059	852,000	823,742	(47,739)	19,481	(28,258)
Markit CMBX NA.BBB.11*	Deutsche Bank	3.00%	11/18/2054	838,000	801,468	(50,476)	13,944	(36,532)
Markit CMBX NA.BBB.11*	JPMorgan Chase	3.00%	11/18/2054	393,000	375,867	(23,672)	6,539	(17,133)
Markit CMBX NA.BBB.11*	Morgan Stanley	3.00%	11/18/2054	13,324,000	12,743,152	(802,549)	221,701	(580,848)
Tesla	JPMorgan	3.00%	6/20/2020	1,358,000	1,345,517	(41,500)	29,017	(12,483)
						$(2,408,653)	$1,082,144	$(1,326,509)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgagebacked securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes/Issuers amounted to $1,082,144. Total unrealized depreciation on Credit Default Swaps on Indexes/Issuers amounted to $0.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at September 30, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	State Street Bank and Trust	11/22/2019	3,452,000	$2,345,552	$2,333,840	$11,712
euro	Sell	State Street Bank and Trust	12/9/2019	15,881,000	17,642,721	17,397,990	244,731
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$256,443

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	State Street Bank and Trust	11/14/2019	417,000	$471,260	$455,959	$(15,301)
euro	Buy	State Street Bank and Trust	12/9/2019	423,000	470,965	463,406	(7,559)
euro	Buy	Toronto Dominion Bank	12/9/2019	423,000	470,975	463,406	(7,569)
British pound	Sell	State Street Bank and Trust	12/5/2019	1,209,928	1,465,903	1,491,413	(25,510)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(55,939)

Open Futures Contracts at September 30, 2019:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
Euro- Bobl	December 2019	6	Short	EUR	(819,229)	EUR	(813,900)	$5,809
U.S. Long Bond	December 2019	1,100	Short		$(182,016,947)		$(178,543,750)	3,473,197
U.S. Ultra Treasury Bond	December 2019	162	Short		(32,034,963)		(31,088,812)	946,151
Total Unrealized Appreciation on Open Futures Contracts								$4,425,157

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2019	283	Short		$(36,779,968)		$(36,878,438)	$(98,470)
U.S. 10-Year Ultra Treasury Note	December 2019	267	Long		38,290,957		38,022,468	(268,489)
U.S. 2-Year Treasury Note	December 2019	1,240	Long		267,812,865		267,220,000	(592,865)
U.S. 5-Year Treasury Note	December 2019	874	Long		104,847,374		104,135,735	(711,639)
Total Unrealized Depreciation on Open Futures Contracts								$(1,671,463)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$25,084,132	$—	$25,084,132
Common Stocks
Auto Parts & Equipment	—	852,485	—	852,485
Energy: Exploration & Production	1,185,799	—	28,887	1,214,686
Personal & Household Products	3,683,254	1,094,484	—	4,777,738
Specialty Retail	4,319,688	667,017	—	4,986,705
Remaining Industries	61,101,681	—	—	61,101,681
Floating Rate Loans
Diversified Capital Goods	—	—	1,700,328	1,700,328
Electric: Generation	—	5,390,309	1,261,584	6,651,893
Personal & Household Products	—	2,797,836	94,484	2,892,320
Remaining Industries	—	57,663,725	—	57,663,725
Unfunded Loan Commitments	—	(3,127,037)	—	(3,127,037)
Foreign Government Obligations	—	75,098,242	—	75,098,242
Government Sponsored Enterprises Pass-Throughs	—	149,202,398	—	149,202,398
High Yield Corporate Bonds
Banking	—	88,837,584	125	88,837,709
Metals/Mining (Excluding Steel)	—	13,718,297	1	13,718,298
Specialty Retail	—	10,284,433	439,250	10,723,683
Remaining Industries	—	723,397,738	—	723,397,738
Municipal Bonds	—	53,709,152	—	53,709,152
Non-Agency Commercial Mortgage-Backed Securities	—	5,300,392	2,992,150	8,292,542
Preferred Stocks	1,249,495	—	—	1,249,495
U.S. Treasury Obligations	—	33,559,415	—	33,559,415
Warrant	—	—	164	164
Short-Term Investments
Commercial Paper	—	4,701,000	—	4,701,000
Floating Rate Loan	—	1,006,710	—	1,006,710
Repurchase Agreement	—	2,481,060	—	2,481,060
Total	$71,539,917	$1,251,719,372	$6,516,973	$1,329,776,262
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$125,812	$—	$125,812
Liabilities	—	(26,696)	—	(26,696)
Credit Default Swap Contracts
Assets	—	—	—	—
Liabilities	—	(1,326,509)	—	(1,326,509)
Forward Foreign Currency Exchange Contracts
Assets	—	256,443	—	256,443
Liabilities	—	(55,939)	—	(55,939)
Futures Contracts
Assets	4,425,157	—	—	4,425,157
Liabilities	(1,671,463)	—	—	(1,671,463)
Total	$2,753,694	$(1,026,889)	$—	$1,726,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2019

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Non-Agency Commercial Mortgage- Backed Securities	Preferred Stocks	Warrants
Balance as of January 1, 2019	$912,300	$4,366,142	$127	$—	$—	$164
Accrued Discounts (Premiums)	—	4,053	237	16	—	—
Realized Gain (Loss)	—	(412,665)	—	108,139	—	—
Change in Unrealized Appreciation (Depreciation)	—	101,826	186,107	—	(136,434)	—
Purchases	—	2,160,285	18,692	2,883,995	10,488	—
Sales	—	(4,423,289)	—	—	—	—
Transfers into Level 3	28,887	1,260,044	234,213	—	125,946	—
Transfers out of Level 3	(912,300)	—	—	—	—	—
Balance as of September 30, 2019	$28,887	$3,056,396	$439,376	$2,992,150	$—	$164
Change in unrealized appreciation/depreciation for the period ended September 30, 2019, related to Level 3 investments held at September 30, 2019	$—	$(121,725)	$186,107	$108,139	$(136,434)	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.02%

Aerospace & Defense 6.52%

General Dynamics Corp.	5,500	$1,005
L3Harris Technologies, Inc.	11,900	2,483
Lockheed Martin Corp.	6,492	2,532
Northrop Grumman Corp.	7,400	2,773
United Technologies Corp.	20,800	2,840
Total		11,633

Beverages 3.63%

Coca-Cola Co. (The)	56,668	3,085
PepsiCo, Inc.	24,724	3,390
Total		6,475

Biotechnology 0.88%

AbbVie, Inc.	20,799	1,575

Capital Markets 2.68%

Ameriprise Financial, Inc.	12,600	1,853
S&P Global, Inc.	9,600	2,352
T. Rowe Price Group, Inc.	5,100	583
Total		4,788

Chemicals 4.53%

Air Products & Chemicals, Inc.	9,300	2,063
Ecolab, Inc.	7,300	1,446
PPG Industries, Inc.	17,306	2,051
Sherwin-Williams Co. (The)	4,575	2,516
Total		8,076

Commercial Services & Supplies 0.92%

Healthcare Services Group, Inc.	22,400	544
Waste Management, Inc.	9,500	1,093
Total		1,637

Diversified Telecommunication Services 4.41%

AT&T, Inc.	102,608	3,882
Verizon Communications, Inc.	66,100	3,990
Total		7,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Electric: Utilities 5.89%

Duke Energy Corp.	25,200	$2,416
Edison International	27,600	2,081
NextEra Energy, Inc.	13,700	3,192
Southern Co. (The)	45,600	2,817
Total		10,506

Electrical Equipment 0.72%

Hubbell, Inc.	9,800	1,288

Food & Staples Retailing 5.73%

Costco Wholesale Corp.	9,800	2,824
Sysco Corp.	30,600	2,430
Walgreens Boots Alliance, Inc.	19,821	1,096
Walmart, Inc.	32,680	3,878
Total		10,228

Food Products 1.81%

Flowers Foods, Inc.	39,200	907
General Mills, Inc.	28,300	1,560
J.M. Smucker Co. (The)	7,000	770
Total		3,237

Gas Utilities 0.74%

UGI Corp.	26,400	1,327

Health Care Equipment & Supplies 6.07%

Abbott Laboratories	59,700	4,995
Becton, Dickinson & Co.	5,300	1,341
Medtronic plc (Ireland)(a)	41,391	4,496
Total		10,832

Health Care Providers & Services 0.78%

AmerisourceBergen Corp.	16,900	1,391

Hotels, Restaurants & Leisure 2.10%

Cracker Barrel Old Country Store, Inc.	5,600	911
McDonald’s Corp.	7,874	1,691
Starbucks Corp.	12,900	1,140
Total		3,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Household Products 4.68%

Church & Dwight Co., Inc.	11,900	$895
Clorox Co. (The)	5,500	835
Kimberly-Clark Corp.	14,535	2,065
Procter & Gamble Co. (The)	36,700	4,565
Total		8,360

Industrial Conglomerates 2.96%

3M Co.	13,267	2,181
Carlisle Cos., Inc.	9,100	1,324
Roper Technologies, Inc.	5,000	1,783
Total		5,288

Information Technology Services 6.11%

Accenture plc Class A (Ireland)(a)	14,500	2,789
Automatic Data Processing, Inc.	15,100	2,437
International Business Machines Corp.	15,587	2,267
Visa, Inc. Class A	19,800	3,406
Total		10,899

Insurance 4.66%

American Financial Group, Inc.	9,300	1,003
Chubb Ltd. (Switzerland)(a)	20,100	3,245
Prudential Financial, Inc.	11,200	1,007
RenaissanceRe Holdings Ltd.	5,800	1,122
Travelers Cos., Inc. (The)	13,100	1,948
Total		8,325

Leisure Products 0.94%

Hasbro, Inc.	14,200	1,685

Machinery 2.49%

Caterpillar, Inc.	4,900	619
Cummins, Inc.	11,800	1,920
Stanley Black & Decker, Inc.	13,200	1,906
Total		4,445

Media 1.33%
Comcast Corp. Class A	52,700	2,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Metals & Mining 0.90%

Nucor Corp.	31,400	$1,598

Multi-Line Retail 1.30%

Target Corp.	21,700	2,320

Multi-Utilities 2.21%

CMS Energy Corp.	29,000	1,855
WEC Energy Group, Inc.	22,000	2,092
Total		3,947

Oil, Gas & Consumable Fuels 4.22%

Chevron Corp.	37,549	4,454
Exxon Mobil Corp.	18,000	1,271
Occidental Petroleum Corp.	21,773	968
ONEOK, Inc.	11,400	840
Total		7,533

Pharmaceuticals 1.83%

Johnson & Johnson	25,219	3,263

Professional Services 0.30%

Robert Half International, Inc.	9,600	534

Road & Rail 3.90%

CSX Corp.	17,500	1,212
J.B. Hunt Transport Services, Inc.	14,600	1,615
Union Pacific Corp.	25,500	4,131
Total		6,958

Semiconductors & Semiconductor Equipment 4.25%

Microchip Technology, Inc.	20,166	1,873
QUALCOMM, Inc.	12,557	958
Texas Instruments, Inc.	22,500	2,908
Xilinx, Inc.	19,300	1,851
Total		7,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Software 3.26%

CDK Global, Inc.	11,000	$529
Microsoft Corp.	38,100	5,297
Total		5,826

Specialty Retail 2.91%

Lowe’s Cos., Inc.	31,925	3,510
TJX Cos., Inc. (The)	30,100	1,678
Total		5,188

Textiles, Apparel & Luxury Goods 1.98%

NIKE, Inc. Class B	37,700	3,541

Tobacco 1.38%

Philip Morris International, Inc.	32,500	2,468
Total Common Stocks (cost $153,883,565)		176,751

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.89%

Repurchase Agreement

Repurchase Agreement dated 9/30/2019, 1.05% due 10/1/2019 with Fixed Income Clearing Corp. collateralized by $1,630,000 of U.S. Treasury Note at 1.50% due 8/31/2021; value: $1,627,081; proceeds: $1,592,253 (cost $1,592,207)	$1,592	1,592
Total Investments in Securities 99.91% (cost $155,475,772)		178,343
Other Assets in Excess of Liabilities(b) 0.09%		153
Net Assets 100.00%		$178,496

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at September 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini S&P 500 INDEX	December 2019	8	Long	$1,203,222	$1,191,400	$(11,822)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2019

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$176,751	$—	$—	$176,751
Short-Term Investment
Repurchase Agreement	—	1,592	—	1,592
Total	$176,751	$1,592	$—	$178,343
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(12)	—	—	(12)
Total	$(12)	$—	$—	$(12)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.66%

Aerospace & Defense 2.31%

Axon Enterprise, Inc.*	8,918	$506
Cubic Corp.	15,706	1,106
Total		1,612

Auto Components 0.80%

Fox Factory Holding Corp.*	8,984	559

Biotechnology 15.03%

ACADIA Pharmaceuticals, Inc.*	18,107	652
Allogene Therapeutics, Inc.*	9,934	271
Amarin Corp. plc ADR*	34,053	516
Argenx SE ADR*	5,048	575
Audentes Therapeutics, Inc.*	12,666	356
Blueprint Medicines Corp.*	16,136	1,185
Bridgebio Pharma, Inc.*	23,171	497
CareDx, Inc.*	39,439	892
Coherus Biosciences, Inc.*	60,502	1,226
CRISPR Therapeutics AG (Switzerland)*(a)	7,964	326
Denali Therapeutics, Inc.*	21,509	330
Invitae Corp.*	36,709	707
Mirati Therapeutics, Inc.*	8,032	626
Repligen Corp.*	19,064	1,462
Sage Therapeutics, Inc.*	2,551	358
Sarepta Therapeutics, Inc.*	2,642	199
uniQure NV (Netherlands)*(a)	8,554	337
Total		10,515

Building Products 1.68%

Trex Co., Inc.*	12,955	1,178

Capital Markets 1.49%

Assetmark Financial Holdings, Inc.*	27,529	717
Evercore, Inc. Class A	4,038	324
Total		1,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Communications Equipment 0.61%

Acacia Communications, Inc.*	6,510	$426

Construction & Engineering 1.56%

MasTec, Inc.*	8,625	560
NV5 Global, Inc.*	7,825	534
Total		1,094

Diversified Consumer Services 5.17%

Bright Horizons Family Solutions, Inc.*	8,389	1,279
Chegg, Inc.*	28,528	855
Grand Canyon Education, Inc.*	8,721	856
Strategic Education, Inc.	4,604	626
Total		3,616

Electrical Equipment 2.59%

Generac Holdings, Inc.*	23,137	1,813

Electronic Equipment, Instruments & Components 1.36%

Novanta, Inc.*	4,863	397
OSI Systems, Inc.*	5,485	557
Total		954

Energy Equipment & Services 0.61%

Cactus, Inc. Class A*	14,693	425

Entertainment 0.70%

HUYA, Inc. ADR*	20,795	492

Food & Staples Retailing 1.40%

BJ’s Wholesale Club Holdings, Inc.*	37,797	978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Food Products 1.55%

Calavo Growers, Inc.	9,200	$876
Freshpet, Inc.*	4,188	208
Total		1,084

Health Care Equipment & Supplies 10.80%

Glaukos Corp.*	23,026	1,439
Insulet Corp.*	5,207	859
iRhythm Technologies, Inc.*	11,271	835
Masimo Corp.*	3,890	579
Nevro Corp.*	15,227	1,309
Penumbra, Inc.*	8,139	1,095
Tactile Systems Technology, Inc.*	1,050	44
Tandem Diabetes Care, Inc.*	23,637	1,394
Total		7,554

Health Care Providers & Services 0.46%

Guardant Health, Inc.*	5,060	323

Health Care Technology 2.55%

Inspire Medical Systems, Inc.*	22,444	1,370
Teladoc, Health Inc.*	6,161	417
Total		1,787

Hotels, Restaurants & Leisure 2.21%

Planet Fitness, Inc. Class A*	11,863	686
Wingstop, Inc.	9,818	857
Total		1,543

Household Durables 3.42%

LGI Homes, Inc.*	13,425	1,119
Lovesac Co. (The)*	18,841	352
Roku, Inc.*	9,053	921
Total		2,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Information Technology Services 2.60%

Verra Mobility Corp.*	72,425	$1,039
Wix.com Ltd. (Israel)*(a)	6,681	780
Total		1,819

Insurance 2.58%

eHealth, Inc.*	13,776	920
Goosehead Insurance, Inc. Class A	17,961	886
Total		1,806

Internet & Direct Marketing Retail 3.88%

Etsy, Inc.*	16,024	906
RealReal, Inc. (The)*	56,488	1,263
Stitch Fix, Inc. Class A*	28,216	543
Total		2,712

Leisure Products 2.71%

Malibu Boats, Inc. Class A*	19,626	602
YETI Holdings, Inc.*	46,324	1,297
Total		1,899

Life Sciences Tools & Services 0.73%

10X Genomics, Inc. Class A*	10,117	510

Machinery 2.51%

Chart Industries, Inc.*	6,314	394
Federal Signal Corp.	18,084	592
RBC Bearings, Inc.*	4,624	767
Total		1,753

Pharmaceuticals 0.86%

GW Pharmaceuticals plc ADR*	5,243	603

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Professional Services 0.87%

Insperity, Inc.	6,150	$606

Semiconductors & Semiconductor Equipment 8.38%

Enphase Energy, Inc.*	17,949	399
Inphi Corp.*	22,430	1,369
MKS Instruments, Inc.	5,921	547
Monolithic Power Systems, Inc.	4,885	760
Semtech Corp.*	12,730	619
Silicon Laboratories, Inc.*	9,078	1,011
SolarEdge Technologies, Inc. (Israel)*(a)	6,895	577
SunPower Corp.*	52,977	581
Total		5,863

Software 16.26%

Alteryx, Inc. Class A*	9,790	1,052
Anaplan, Inc.*	13,716	645
Appian Corp.*	19,368	920
Avalara, Inc.*	17,467	1,175
Coupa Software, Inc.*	7,817	1,013
Elastic NV*	8,698	716
Five9, Inc.*	20,967	1,127
Globant SA (Argentina)*(a)	8,723	799
HubSpot, Inc.*	3,887	589
LivePerson, Inc.*	9,863	352
Medallia, Inc.*	22,376	614
Paylocity Holding Corp.*	9,355	913
Q2 Holdings, Inc.*	8,477	668
SVMK, Inc.*	46,409	794
Total		11,377

Specialty Retail 0.98%

Floor & Decor Holdings, Inc. Class A*	13,374	684
Total Common Stocks (cost $65,772,136)		69,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2019

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.52%

Repurchase Agreement

Repurchase Agreement dated 9/30/2019, 1.05% due 10/1/2019 with Fixed Income Clearing Corp. collateralized by $1,065,000 of U.S. Treasury Note at 2.625% due 7/15/2021; value: $1,088,247; proceeds: $1,064,664 (cost $1,064,633)	$1,065	$1,065
Total Investments in Securities 100.18% (cost $66,836,769)		70,083
Liabilities in Excess of Cash and Other Assets (0.18)%		(127)
Net Assets 100.00%		$69,956

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$69,018	$—	$—	$69,018
Short-Term Investment
Repurchase Agreement	—	1,065	—	1,065
Total	$69,018	$1,065	$—	$70,083

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.83%

Aerospace & Defense 2.76%

General Dynamics Corp.	16,711	$3,054
United Technologies Corp.	42,441	5,794
Total		8,848

Auto Components 2.81%

Dorman Products, Inc.*	37,604	2,991
LCI Industries	34,580	3,176
Lear Corp.	23,974	2,827
Total		8,994

Banks 10.45%

Citigroup, Inc.	80,199	5,540
East West Bancorp, Inc.	86,945	3,851
JPMorgan Chase & Co.	49,221	5,793
Signature Bank	29,013	3,459
U.S. Bancorp	111,351	6,162
Wells Fargo & Co.	172,233	8,687
Total		33,492

Beverages 2.04%

PepsiCo, Inc.	47,800	6,553

Biotechnology 0.99%

Amgen, Inc.	8,638	1,671
Gilead Sciences, Inc.	23,600	1,496
Total		3,167

Building Products 1.06%

Masco Corp.	81,400	3,393

Capital Markets 2.56%

E*TRADE Financial Corp.	113,100	4,941
T. Rowe Price Group, Inc.	28,700	3,279
Total		8,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Chemicals 2.29%

Corteva, Inc.*	120,866	$3,384
Dow, Inc.*	49,676	2,367
PPG Industries, Inc.	13,416	1,590
Total		7,341

Construction & Engineering 0.99%

Comfort Systems USA, Inc.	71,900	3,180

Diversified Telecommunication Services 2.20%

Verizon Communications, Inc.	116,700	7,044

Electric: Utilities 5.55%

Duke Energy Corp.	53,945	5,171
Edison International	53,796	4,057
FirstEnergy Corp.	53,170	2,564
NextEra Energy, Inc.	22,452	5,231
PG&E Corp.*	76,843	769
Total		17,792

Electrical Equipment 1.51%

Acuity Brands, Inc.	12,517	1,687
Hubbell, Inc.	23,898	3,140
Total		4,827

Electronic Equipment, Instruments & Components 1.51%

Avnet, Inc.	109,142	4,855

Energy Equipment & Services 1.02%

National Oilwell Varco, Inc.	154,304	3,271

Entertainment 1.85%

Walt Disney Co. (The)	45,591	5,941

Equity Real Estate Investment Trusts 2.60%

Prologis, Inc.	28,940	2,466
Simon Property Group, Inc.	17,678	2,752
UDR, Inc.	64,539	3,129
Total		8,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2019

Investments	Shares		Fair Value (000)
Food Products 2.54%

Danone SA(a)	EUR	9,130	$804
General Mills, Inc.		60,300	3,324
J.M. Smucker Co. (The)		29,300	3,224
Nestle SA ADR		7,390	801
Total			8,153

Health Care Equipment & Supplies 1.31%

Medtronic plc (Ireland)(b)		38,749	4,209

Health Care Providers & Services 5.12%

Anthem, Inc.		15,695	3,768
CVS Health Corp.		62,713	3,955
Laboratory Corp. of America Holdings*		9,405	1,580
McKesson Corp.		10,972	1,500
Quest Diagnostics, Inc.		15,517	1,661
Universal Health Services, Inc. Class B		26,500	3,942
Total			16,406

Hotels, Restaurants & Leisure 0.58%

Starbucks Corp.		21,200	1,875

Household Products 2.97%

Clorox Co. (The)		28,708	4,360
Procter & Gamble Co. (The)		41,600	5,174
Total			9,534

Industrial Conglomerates 0.99%

Carlisle Cos., Inc.		21,806	3,174

Information Technology Services 1.29%

MAXIMUS, Inc.		53,600	4,141

Insurance 8.14%

American International Group, Inc.		99,100	5,520
Axis Capital Holdings Ltd.		101,718	6,787
Chubb Ltd. (Switzerland)(b)		34,150	5,513

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Insurance (continued)

Hartford Financial Services Group, Inc. (The)	82,963	$5,028
RenaissanceRe Holdings Ltd.	16,819	3,254
Total		26,102

Interactive Media & Services 1.92%

Alphabet, Inc. Class A*	3,252	3,971
Facebook, Inc. Class A*	12,187	2,170
Total		6,141

Machinery 4.54%

Cummins, Inc.	31,000	5,043
Stanley Black & Decker, Inc.	34,369	4,963
Wabtec Corp.	63,193	4,541
Total		14,547

Media 0.74%

Comcast Corp. Class A	52,962	2,388

Metals & Mining 0.72%

Nucor Corp.	45,062	2,294

Multi-Utilities 1.53%

CMS Energy Corp.	76,536	4,895

Oil, Gas & Consumable Fuels 7.07%

Chevron Corp.	31,068	3,685
Exxon Mobil Corp.	50,899	3,594
Marathon Petroleum Corp.	77,337	4,698
Noble Energy, Inc.	145,637	3,271
Suncor Energy, Inc. (Canada)(b)	119,362	3,769
Total SA ADR	70,111	3,646
Total		22,663

Pharmaceuticals 4.69%

Jazz Pharmaceuticals plc (Ireland)*(b)	11,626	1,490
Johnson & Johnson	23,947	3,098

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Pharmaceuticals (continued)

Merck & Co., Inc.	45,932	$3,867
Novartis AG ADR	42,525	3,695
Pfizer, Inc.	80,191	2,881
Total		15,031

Semiconductors & Semiconductor Equipment 1.59%

Intel Corp.	98,742	5,088

Software 2.67%

Microsoft Corp.	38,964	5,417
Oracle Corp.	57,105	3,143
Total		8,560

Specialty Retail 3.55%

Foot Locker, Inc.	80,674	3,482
TJX Cos., Inc. (The)	86,879	4,843
Urban Outfitters, Inc.*	108,559	3,049
Total		11,374

Technology Hardware, Storage & Peripherals 2.81%

Apple, Inc.	23,000	5,151
HP, Inc.	203,417	3,849
Total		9,000

Tobacco 0.87%

Philip Morris International, Inc.	36,620	2,781
Total Common Stocks (cost $305,656,781)		313,621

	Principal Amount (000)
CORPORATE BONDS 0.93%

Electric: Utilities

Pacific Gas & Electric Co.(c)(d) (cost $2,874,143)	$2,630	2,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2019

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.50%

Repurchase Agreement

Repurchase Agreement dated 9/30/2019, 1.05% due 10/1/2019 with Fixed Income Clearing Corp. collateralized by $8,200,000 of U.S. Treasury Note at 1.50% due 8/31/2021; value: $8,185,314; proceeds: $8,020,483 (cost $8,020,249)	$8,020	$8,020
Total Investments in Securities 101.26% (cost $316,551,173)		324,639
Liabilities in Excess of Cash and Other Assets (1.26)%		(4,047)
Net Assets 100.00%		$320,592

ADR	American Depositary Receipt.
EUR	Euro.

*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted (non-income producing security).
(d)	The security has an interest rate 6.05% with a maturity of 03/01/2034.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Food Products	$7,349	$804	$—	$8,153
Remaining Industries	305,468	—	—	305,468
Corporate Bonds	—	2,998	—	2,998
Short-Term Investment
Repurchase Agreement	—	8,020	—	8,020
Total	$312,817	$11,822	$—	$324,639

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.27%

Aerospace & Defense 5.25%

CAE, Inc. (Canada)(a)	43,051	$1,094
L3Harris Technologies, Inc.	12,090	2,522
TransDigm Group, Inc.	5,066	2,638
Total		6,254

Air Freight & Logistics 0.84%

Expeditors International of Washington, Inc.	13,466	1,000

Banks 0.68%

First Republic Bank	8,395	812

Beverages 1.46%

Brown-Forman Corp. Class B	27,767	1,743

Biotechnology 2.94%

Amarin Corp. plc ADR*	41,131	624
BioMarin Pharmaceutical, Inc.*	10,658	718
Myovant Sciences Ltd. (United Kingdom)*(a)	30,589	159
Natera, Inc.*	18,893	620
Neurocrine Biosciences, Inc.*	11,829	1,066
Sarepta Therapeutics, Inc.*	4,184	315
Total		3,502

Building Products 1.00%

Allegion plc (Ireland)(a)	11,536	1,196

Capital Markets 3.17%

E*TRADE Financial Corp.	23,758	1,038
MarketAxess Holdings, Inc.	2,932	960
Moody’s Corp.	3,220	660
MSCI, Inc.	5,120	1,115
Total		3,773

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Chemicals 1.01%

Axalta Coating Systems Ltd.*	22,246	$671
FMC Corp.	6,056	531
Total		1,202

Commercial Services & Supplies 1.67%

Cintas Corp.	4,336	1,163
Healthcare Services Group, Inc.	33,852	822
Total		1,985

Construction Materials 1.59%

Vulcan Materials Co.	12,542	1,897

Consumer Finance 0.69%

SLM Corp.	92,687	818

Containers & Packaging 1.21%

Avery Dennison Corp.	9,520	1,081
Ball Corp.	5,018	366
Total		1,447

Diversified Consumer Services 1.07%

Service Corp. International	26,675	1,275

Electrical Equipment 2.75%

AMETEK, Inc.	20,345	1,868
Hubbell, Inc.	10,680	1,403
Total		3,271

Electronic Equipment, Instruments & Components 1.70%

Keysight Technologies, Inc.*	11,905	1,158
Trimble, Inc.*	22,486	872
Total		2,030

Equity Real Estate Investment Trusts 2.09%

SBA Communications Corp.	10,317	2,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 4.26%

ABIOMED, Inc.*	4,161	$740
Align Technology, Inc.*	6,259	1,132
DexCom, Inc.*	2,350	351
Edwards Lifesciences Corp.*	2,375	522
Insulet Corp.*	4,315	712
Teleflex, Inc.	4,742	1,611
Total		5,068

Health Care Providers & Services 1.83%

Centene Corp.*	38,291	1,657
Guardant Health, Inc.*	8,259	527
Total		2,184

Hotels, Restaurants & Leisure 4.77%

Aramark	50,378	2,195
Chipotle Mexican Grill, Inc.*	1,725	1,450
Norwegian Cruise Line Holdings Ltd.*	18,912	979
Vail Resorts, Inc.	4,649	1,058
Total		5,682

Household Products 1.46%

Church & Dwight Co., Inc.	23,116	1,739

Industrial Conglomerates 1.12%

Roper Technologies, Inc.	3,736	1,332

Information Technology Services 13.17%

Euronet Worldwide, Inc.*	9,031	1,321
Fidelity National Information Services, Inc.	30,878	4,099
FleetCor Technologies, Inc.*	7,434	2,132
Genpact Ltd.	40,005	1,550
Global Payments, Inc.	28,158	4,477
RealReal, Inc. (The)*	1,729	39
Square, Inc. Class A*	3,576	222
Twilio, Inc. Class A*	7,329	806
Wix.com Ltd. (Israel)*(a)	8,882	1,037
Total		15,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2019

Investments	Shares		Fair Value (000)
Insurance 2.95%

Axis Capital Holdings Ltd.		12,857	$858
Goosehead Insurance, Inc. Class A		23,826	1,176
RenaissanceRe Holdings Ltd.		7,651	1,480
Total			3,514

Interactive Media & Services 2.44%

IAC/InterActiveCorp.*		8,529	1,859
Twitter, Inc.*		25,342	1,044
Total			2,903

Life Sciences Tools & Services 3.45%

10X Genomics, Inc. Class A*		4,371	220
Agilent Technologies, Inc.		14,610	1,120
Charles River Laboratories International, Inc.*		10,107	1,338
Illumina, Inc.*		1,769	538
Mettler-Toledo International, Inc.*		1,263	890
Total			4,106

Machinery 2.55%

Fortive Corp.		21,909	1,502
Stanley Black & Decker, Inc.		10,643	1,537
Total			3,039

Multi-Line Retail 3.98%

Dollar General Corp.		18,227	2,897
Dollar Tree, Inc.*		16,104	1,838
Total			4,735

Oil, Gas & Consumable Fuels 1.05%

Cimarex Energy Co.		14,157	679
Parsley Energy, Inc. Class A		33,818	568
Total			1,247

Personal Products 0.78%

Shiseido Co., Ltd.(b)	JPY	11,531	925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Pharmaceuticals 1.92%

Elanco Animal Health, Inc.*	18,815	$500
Zoetis, Inc.	14,326	1,785
Total		2,285

Professional Services 1.60%

CoStar Group, Inc.*	3,213	1,906

Road & Rail 1.88%

J.B. Hunt Transport Services, Inc.	10,728	1,187
Lyft, Inc. Class A*	2,641	108
Old Dominion Freight Line, Inc.	5,553	944
Total		2,239

Semiconductors & Semiconductor Equipment 5.45%

Advanced Micro Devices, Inc.*	36,832	1,068
Analog Devices, Inc.	13,936	1,557
Lam Research Corp.	8,012	1,851
Marvell Technology Group Ltd.	27,544	688
Xilinx, Inc.	13,839	1,327
Total		6,491

Software 8.08%

Anaplan, Inc.*	12,503	588
Datadog, Inc.*	256	9
New Relic, Inc.*	12,211	750
Palo Alto Networks, Inc.*	7,793	1,589
RingCentral, Inc. Class A*	17,587	2,210
ServiceNow, Inc.*	6,324	1,605
Slack Technologies, Inc. Class A*	17,581	417
Splunk, Inc.*	15,545	1,832
Zendesk, Inc.*	8,550	623
Total		9,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Specialty Retail 5.36%

Burlington Stores, Inc.*	11,632	$2,324
O’Reilly Automotive, Inc.*	6,845	2,728
Tractor Supply Co.	14,711	1,331
Total		6,383

Textiles, Apparel & Luxury Goods 1.05%

Carter’s, Inc.	13,752	1,254
Total Common Stocks (cost $101,987,681)		117,031

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.03%

Repurchase Agreement

Repurchase Agreement dated 9/30/2019, 1.05% due 10/1/2019 with Fixed Income Clearing Corp. collateralized by $2,415,000 of U.S. Treasury Note at 2.625% due 7/15/2021; value: $2,467,715; proceeds: $2,416,636 (cost $2,416,565)	$2,417	2,417
Total Investments in Securities 100.30% (cost $104,404,246)		119,448
Liabilities in Excess of Other Assets (0.30)%		(353)
Net Assets 100.00%		$119,095

JPY	Japanese yen.
ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2019

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Personal Products	$—	$925	$—	$925
Remaining Industries	116,106	—	—	116,106
Short-Term Investment
Repurchase Agreement	—	2,417	—	2,417
Total	$116,106	$3,342	$—	$119,448

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.80%

COMMON STOCKS 98.81%

Aerospace & Defense 3.76%

General Dynamics Corp.	44,149	$8,067
United Technologies Corp.	97,411	13,299
Total		21,366

Auto Components 0.85%

Lear Corp.	41,100	4,846

Banks 12.28%

Citigroup, Inc.	173,095	11,957
East West Bancorp, Inc.	154,041	6,823
JPMorgan Chase & Co.	139,665	16,437
Signature Bank	52,815	6,297
U.S. Bancorp	210,596	11,654
Wells Fargo & Co.	329,268	16,608
Total		69,776

Beverages 2.00%

PepsiCo, Inc.	82,900	11,366

Biotechnology 0.98%

Amgen, Inc.	15,337	2,968
Gilead Sciences, Inc.	40,978	2,597
Total		5,565

Building Products 1.01%

Masco Corp.	137,695	5,739

Capital Markets 3.95%

Ameriprise Financial, Inc.	41,989	6,177
E*TRADE Financial Corp.	204,242	8,923
T. Rowe Price Group, Inc.	64,417	7,360
Total		22,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Chemicals 2.32%

Corteva, Inc.*	216,110	$6,051
Dow, Inc.*	89,372	4,259
PPG Industries, Inc.	24,141	2,861
Total		13,171

Diversified Telecommunication Services 2.81%

Verizon Communications, Inc.	264,820	15,985

Electric: Utilities 4.59%

Duke Energy Corp.	81,899	7,851
Edison International	97,493	7,353
NextEra Energy, Inc.	41,221	9,604
PG&E Corp.*	130,204	1,302
Total		26,110

Electrical Equipment 1.01%

Hubbell, Inc.	43,823	5,758

Electronic Equipment, Instruments & Components 1.48%

Avnet, Inc.	188,671	8,393

Energy Equipment & Services 0.73%

National Oilwell Varco, Inc.	196,272	4,161

Entertainment 1.97%

Walt Disney Co. (The)	85,679	11,166

Equity Real Estate Investment Trusts 2.38%

Alexandria Real Estate Equities, Inc.	28,032	4,318
Prologis, Inc.	52,983	4,515
Simon Property Group, Inc.	30,125	4,689
Total		13,522

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2019

Investments	Shares		Fair Value (000)
Food Products 2.55%

Danone SA(a)	EUR	15,800	$1,392
General Mills, Inc.		109,071	6,012
J.M. Smucker Co. (The)		52,500	5,776
Nestle SA ADR		12,340	1,337
Total			14,517

Health Care Equipment & Supplies 1.60%

Medtronic plc (Ireland)(b)		83,952	9,119

Health Care Providers & Services 6.29%

Anthem, Inc.		28,747	6,902
CVS Health Corp.		103,174	6,507
Laboratory Corp. of America Holdings*		25,302	4,251
McKesson Corp.		41,122	5,620
Quest Diagnostics, Inc.		41,619	4,454
Universal Health Services, Inc. Class B		53,800	8,003
Total			35,737

Hotels, Restaurants & Leisure 0.60%

Starbucks Corp.		38,600	3,413

Household Products 3.01%

Clorox Co. (The)		51,246	7,783
Procter & Gamble Co. (The)		75,087	9,339
Total			17,122

Insurance 7.72%

American International Group, Inc.		206,985	11,529
Axis Capital Holdings Ltd.		167,029	11,144
Chubb Ltd. (Switzerland)(b)		60,256	9,728
Hartford Financial Services Group, Inc. (The)		164,547	9,973
RenaissanceRe Holdings Ltd.		7,683	1,486
Total			43,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Interactive Media & Services 2.23%

Alphabet, Inc. Class A*	6,721	$8,207
Facebook, Inc. Class A*	25,196	4,487
Total		12,694

Machinery 4.53%

Cummins, Inc.	53,600	8,719
Stanley Black & Decker, Inc.	61,575	8,892
Wabtec Corp.	113,294	8,141
Total		25,752

Media 0.73%

Comcast Corp. Class A	91,778	4,137

Metals & Mining 0.73%

Nucor Corp.	81,072	4,127

Multi-Utilities 1.11%

CMS Energy Corp.	98,200	6,280

Oil, Gas & Consumable Fuels 8.28%

Chevron Corp.	69,901	8,290
Exxon Mobil Corp.	103,086	7,279
Marathon Petroleum Corp.	163,954	9,960
Noble Energy, Inc.	250,927	5,636
Suncor Energy, Inc. (Canada)(b)	247,358	7,812
Total SA ADR	154,959	8,058
Total		47,035

Pharmaceuticals 5.24%

Jazz Pharmaceuticals plc (Ireland)*(b)	20,980	2,689
Johnson & Johnson	42,091	5,446
Merck & Co., Inc.	98,507	8,292
Novartis AG ADR	91,176	7,923
Pfizer, Inc.	151,162	5,431
Total		29,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 1.80%

Intel Corp.	198,014	$10,204

Software 2.83%

Microsoft Corp.	65,193	9,064
Oracle Corp.	127,938	7,040
Total		16,104

Specialty Retail 3.44%

AutoZone, Inc.*	3,836	4,160
Foot Locker, Inc.	139,591	6,025
TJX Cos., Inc. (The)	168,080	9,369
Total		19,554

Technology Hardware, Storage & Peripherals 3.05%

Apple, Inc.	47,600	10,661
HP, Inc.	353,441	6,687
Total		17,348

Tobacco 0.95%

Philip Morris International, Inc.	71,329	5,416

Total Common Stocks (cost $528,801,913)		561,584

	Principal Amount (000)
CORPORATE BONDS 0.99%

Electric: Utilities

Pacific Gas & Electric Co.(c)(d) (cost $5,447,395)	$4,950,000	5,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2019

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.17%

Repurchase Agreement

Repurchase Agreement dated 9/30/2019, 1.05% due 10/1/2019 with Fixed Income Clearing Corp. collateralized by $1,010,000 of U.S. Treasury Note at 1.625% due 6/30/2021; value: $1,012,896; proceeds: $991,698 (cost $991,669)	$992	$992
Total Investments in Securities 99.97% (cost $535,240,977)		568,219
Cash and Other Assets in Excess of Liabilities 0.03%		147
Net Assets 100.00%		$568,366

EUR	euro.
ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted (non-income producing security).
(d)	The security has an interest rate 6.05% with a maturity of 03/01/2034.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Food Products	$13,125	$1,392	$—	$14,517
Remaining Industries	547,067	—	—	547,067
Corporate Bonds	—	5,643	—	5,643
Short-Term Investment
Repurchase Agreement	—	992	—	992
Total	$560,192	$8,027	$—	$568,219

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.63%

COMMON STOCKS 98.81%

Auto Components 1.41%

Lear Corp.	31,400	$3,702

Banks 6.10%

CIT Group, Inc.	65,954	2,988
Citizens Financial Group, Inc.	92,600	3,275
East West Bancorp, Inc.	77,400	3,428
Signature Bank	26,316	3,138
Sterling Bancorp	161,662	3,243
Total		16,072

Building Products 1.68%

Masco Corp.	106,355	4,433

Capital Markets 3.72%

Ares Capital Corp.	207,800	3,872
Brightsphere Investment Group, Inc.*	124,630	1,235
E*TRADE Financial Corp.	107,200	4,684
Total		9,791

Chemicals 3.23%

Celanese Corp.	23,111	2,826
Corteva, Inc.*	132,141	3,700
PPG Industries, Inc.	16,675	1,976
Total		8,502

Communications Equipment 0.94%

F5 Networks, Inc.*	17,717	2,488

Construction & Engineering 1.51%

EMCOR Group, Inc.	46,182	3,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Containers & Packaging 1.44%

Graphic Packaging Holding Co.	257,836	$3,803

Electric: Utilities 8.04%

Edison International	47,600	3,590
Entergy Corp.	25,752	3,022
Evergy, Inc.	75,344	5,015
FirstEnergy Corp.	122,855	5,926
PG&E Corp.*	91,212	912
Portland General Electric Co.	48,416	2,729
Total		21,194

Electrical Equipment 2.49%

Acuity Brands, Inc.	19,736	2,660
Hubbell, Inc.	29,775	3,913
Total		6,573

Electronic Equipment, Instruments & Components 1.64%

Avnet, Inc.	97,417	4,334

Energy Equipment & Services 0.83%

National Oilwell Varco, Inc.	103,600	2,196

Equity Real Estate Investment Trusts 10.06%

Alexandria Real Estate Equities, Inc.	31,806	4,899
Camden Property Trust	37,500	4,163
Duke Realty Corp.	133,201	4,525
Healthcare Trust of America, Inc. Class A	119,340	3,506
Highwoods Properties, Inc.	54,900	2,467
UDR, Inc.	86,114	4,175
Weingarten Realty Investors	95,257	2,775
Total		26,510

Food & Staples Retailing 1.04%

Sprouts Farmers Market, Inc.*	141,700	2,741

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Food Products 1.89%

General Mills, Inc.	46,271	$2,551
J.M. Smucker Co. (The)	22,006	2,421
Total		4,972

Health Care Equipment & Supplies 1.18%

Zimmer Biomet Holdings, Inc.	22,700	3,116

Health Care Providers & Services 5.87%

AmerisourceBergen Corp.	31,205	2,569
Centene Corp.*	51,232	2,216
Humana, Inc.	7,042	1,801
Laboratory Corp. of America Holdings*	11,770	1,977
Quest Diagnostics, Inc.	19,321	2,068
Universal Health Services, Inc. Class B	32,461	4,829
Total		15,460

Hotels, Restaurants & Leisure 1.52%

Aramark	91,700	3,996

Household Durables 0.56%

Mohawk Industries, Inc.*	11,900	1,476

Household Products 1.36%

Clorox Co. (The)	23,600	3,584

Industrial Conglomerates 1.26%

Carlisle Cos., Inc.	22,723	3,307

Information Technology Services 1.93%

Conduent, Inc.*	183,703	1,142
Western Union Co. (The)	170,472	3,950
Total		5,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2019

Investments	Shares		Fair Value (000)
Insurance 8.78%

Argo Group International Holdings Ltd.		38,432	$2,699
Axis Capital Holdings Ltd.		90,000	6,005
Everest Re Group Ltd.		7,426	1,976
Hanover Insurance Group, Inc. (The)		19,148	2,595
Hartford Financial Services Group, Inc. (The)		94,686	5,739
RenaissanceRe Holdings Ltd.		21,297	4,120
Total			23,134

Machinery 4.84%

Cummins, Inc.		25,900	4,213
Stanley Black & Decker, Inc.		30,670	4,429
Wabtec Corp.		57,321	4,119
Total			12,761

Media 1.96%

Interpublic Group of Cos., Inc. (The)		62,223	1,342
Nexstar Media Group, Inc. Class A		13,540	1,385
Omnicom Group, Inc.		31,200	2,443
Total			5,170

Metals & Mining 1.91%

Lundin Mining Corp.(a)	CAD	663,939	3,122
Nucor Corp.		37,400	1,904
Total			5,026

Multi-Utilities 3.44%

CMS Energy Corp.		78,925	5,047
Consolidated Edison, Inc.		42,388	4,005
Total			9,052

Oil, Gas & Consumable Fuels 4.82%

Concho Resources, Inc.		9,200	625
Marathon Petroleum Corp.		69,078	4,196
Noble Energy, Inc.		191,744	4,307
ONEOK, Inc.		48,546	3,577
Total			12,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2019

Investments	Shares	Fair Value (000)
Pharmaceuticals 0.49%

Jazz Pharmaceuticals plc (Ireland)*(b)	10,100	$1,294

Road & Rail 1.77%

Landstar System, Inc.	41,400	4,661

Semiconductors & Semiconductor Equipment 3.32%

Marvell Technology Group Ltd.	100,848	2,518
Qorvo, Inc.*	28,078	2,082
Teradyne, Inc.	71,783	4,157
Total		8,757

Software 0.94%

Cadence Design Systems, Inc.*	17,686	1,169
Synopsys, Inc.*	9,589	1,316
Total		2,485

Specialty Retail 6.07%

Advance Auto Parts, Inc.	18,200	3,010
AutoZone, Inc.*	2,309	2,504
Foot Locker, Inc.	80,325	3,467
Ross Stores, Inc.	26,211	2,879
Urban Outfitters, Inc.*	147,541	4,145
Total		16,005

Textiles, Apparel & Luxury Goods 0.77%

Tapestry, Inc.	77,700	2,024
Total Common Stocks (cost $248,576,535)		260,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2019

Investments	Principal Amount (000)	Fair Value (000)
CORPORATE BONDS 0.82%

Electric: Utilities

Pacific Gas & Electric Co.(c)(d) (cost $2,094,130)	$1,907	$2,174

SHORT-TERM INVESTMENT 0.33%

Repurchase Agreement

Repurchase Agreement dated 9/30/2019, 1.05% due 10/1/2019 with Fixed Income Clearing Corp. collateralized by $890,000 of U.S. Treasury Note at 1.625% due 6/30/2021; value: $892,552; proceeds: $873,944 (cost $873,919)	874	874
Total Investments in Securities 99.96% (cost $251,544,584)		263,441
Cash and Other Assets in Excess of Liabilities 0.04%		97
Net Assets 100.00%		$263,538

CAD	Canadian dollar.

*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted (non-income producing security).
(d)	The security has an interest rate 6.05% with a maturity of 03/01/2034.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks	$260,393	$—	$—	$260,393
Corporate Bonds	—	2,174	—	2,174
Short-Term Investment
Repurchase Agreement	—	874	—	874
Total	$260,393	$3,048	$—	$263,441

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 95.55%

ASSET-BACKED SECURITIES 24.50%

Automobiles 7.93%

ACC Trust 2018-1 A†	3.70%	12/21/2020	$14		$13,791
AmeriCredit Automobile Receivables 2016-1 D	3.59%	2/8/2022	56		56,586
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	22		21,825
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	43		43,057
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	64		64,854
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	29		29,032
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	79		79,190
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	42		42,114
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	92		91,550
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	100		100,135
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	2		2,178
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	43		42,667
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	12		12,045
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	20		20,229
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	7		6,749
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	64		63,634
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	97		97,545
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	—	(a)	56
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	9		9,004
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	4		4,085
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	1		1,348
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	4		3,999
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	14		14,001
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	17		17,021
Capital Auto Receivables Asset Trust 2018-2 A2†	3.02%	2/22/2021	107		107,657
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	80		80,723
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	7		6,589
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	15		14,937
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	10		9,692
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	21		20,913
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	33		33,130
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	125		125,095
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	226		226,521
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	43		43,306
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	17		17,285
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	42		41,995
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	95		95,128
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	129		128,968
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	6/15/2022	—	(a)	46

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)

CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	$22		$21,963
CPS Auto Receivables Trust 2018-B A†	2.72%	9/15/2021	18		17,820
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	100		100,496
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	100		101,379
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	100		102,864
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	100		100,753
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	100		101,268
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	—	(a)	838
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	50		50,024
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	15		15,555
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	34		34,747
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	9		9,486
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	27		27,416
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	13		12,906
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	180		181,584
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	147		147,644
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	45		45,028
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	118		119,202
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	58		58,187
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	113		114,377
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	34		34,989
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	84		86,450
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	39		39,534
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	76		77,723
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	44		45,447
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	177		177,323
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	107		107,179
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	90		90,101
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	3		3,104
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	50		50,180
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	202		203,036
Fifth Third Auto Trust 2019-1 A3	2.64%	12/15/2023	153		155,347
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	50		51,078
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	3		2,728
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	100		101,377
First Investors Auto Owner Trust 2018-2A C†	4.03%	1/15/2025	16		16,577
First Investors Auto Owner Trust 2018-2A D†	4.28%	1/15/2025	10		10,448
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	8		7,906
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	30		30,031
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	20		20,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	$171	$171,586
Flagship Credit Auto Trust 2019-1 A†	3.11%	8/15/2023	76	76,694
Ford Credit Auto Owner Trust 2015-1 A†	2.12%	7/15/2026	394	393,863
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	300	299,947
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	100	100,515
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	100	104,798
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	151	151,505
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	81	81,631
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	26	26,918
Hyundai Auto Receivables Trust 2016-B C	2.19%	11/15/2022	72	72,063
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	3	3,273
Prestige Auto Receivables Trust 2019-1A D†	3.01%	8/15/2025	18	18,241
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	16	16,371
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	264	266,828
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	14	14,124
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	88	89,080
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	20	20,072
Santander Drive Auto Receivables Trust 2018-3 A3	3.03%	2/15/2022	37	36,779
Santander Drive Auto Receivables Trust 2018-3 B	3.29%	10/17/2022	98	98,533
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	54	54,853
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	84	84,627
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	78	79,461
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	121	121,483
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	75	75,555
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	6	5,926
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	4	4,004
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	39	38,715
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	33	32,949
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	18	18,380
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%	10/15/2020	4	3,791
Westlake Automobile Receivables Trust 2017-2A B†	2.25%	12/15/2020	15	15,233
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	95	95,456
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	199	199,638
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	86	86,757
World Omni Auto Receivables Trust 2018-D A4	3.44%	12/16/2024	39	40,788
World Omni Select Auto Trust 2018-1A B†	3.68%	7/15/2023	17	17,374
World Omni Select Auto Trust 2018-1A D†	4.13%	1/15/2025	60	62,109
Total				7,542,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 4.88%

American Express Credit Account Master Trust 2017-3 A	1.77%	11/15/2022	$100	$99,866
American Express Credit Account Master Trust 2017-6 A	2.04%	5/15/2023	167	167,210
American Express Credit Account Master Trust 2019-1 A	2.87%	10/15/2024	100	102,578
BA Credit Card Trust 2017-A2	1.84%	1/17/2023	140	139,877
Barclays Dryrock Issuance Trust 2017-1 A	2.358%(1 Mo. LIBOR + .33%)#	3/15/2023	320	320,333
Barclays Dryrock Issuance Trust 2017-2 A	2.328%(1 Mo. LIBOR + .30%)#	5/15/2023	221	221,205
Barclays Dryrock Issuance Trust 2018-1 A	2.358%(1 Mo. LIBOR + .33%)#	7/15/2024	100	100,043
Capital One Multi-Asset Execution Trust 2015-A3	2.428%(1 Mo. LIBOR + .40%)#	3/15/2023	50	50,103
Capital One Multi-Asset Execution Trust 2017-A1	2.00%	1/17/2023	114	113,970
Capital One Multi-Asset Execution Trust 2017-A4	1.99%	7/17/2023	235	235,089
Capital One Multi-Asset Execution Trust 2019-A1	2.84%	12/15/2024	163	166,775
Citibank Credit Card Issuance Trust 2014-A1	2.88%	1/23/2023	135	136,672
Citibank Credit Card Issuance Trust 2017-A3	1.92%	4/7/2022	200	199,879
Citibank Credit Card Issuance Trust 2017-A8	1.86%	8/8/2022	178	177,840
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	145	144,915
Discover Card Execution Note Trust 2015-A4	2.19%	4/17/2023	100	100,379
Discover Card Execution Note Trust 2017-A6	1.88%	2/15/2023	161	161,055
First National Master Note Trust 2017-2 A	2.468%(1 Mo. LIBOR + .44%)#	10/16/2023	172	172,310
Golden Credit Card Trust 2018-1A A†	2.62%	1/15/2023	168	169,226
Master Credit Card Trust 2019-1A B†	3.57%	7/21/2022	100	101,241
Master Credit Card Trust II Series 2018-1A A†	2.536%(1 Mo. LIBOR + .49%)#	7/21/2024	100	99,965
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	24	24,027
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%	5/15/2024	179	179,664
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	100	100,553
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%	6/15/2023	99	98,858
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%	6/15/2023	202	201,802
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	50	50,947
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%	10/15/2025	100	101,457
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%	5/15/2026	99	103,714
World Financial Network Credit Card Master Trust 2015-B A	2.55%	6/17/2024	49	49,165
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	134	133,845
World Financial Network Credit Card Master Trust 2017-A	2.12%	3/15/2024	150	149,899
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	56	56,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

World Financial Network Credit Card Master Trust 2018-C A	3.55%	8/15/2025	$173	$178,266
World Financial Network Credit Card Master Trust 2018-C M	3.95%	8/15/2025	36	37,117
Total				4,645,960

Other 11.69%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	34	33,553
Ammc CLO 19 Ltd. 2016-19A A†	3.803%(3 Mo. LIBOR + 1.50%)#	10/15/2028	325	325,169
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%	7/20/2022	100	101,237
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%	6/20/2024	100	100,410
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	3.018%(1 Mo. LIBOR + .99%)#	12/15/2027	100	99,971
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	3.178%(1 Mo. LIBOR + 1.15%)#	6/15/2028	100	100,172
Arbor Realty Commercial Real Estate Notes Ltd. 2019-FL1 A†	3.178%(1 Mo. LIBOR + 1.15%)#	5/15/2037	136	136,068
Ares XLI Clo Ltd. 2016-41A AR†	3.503%(3 Mo. LIBOR + 1.20%)#	1/15/2029	250	250,241
Ascentium Equipment Receivables 2019-1A A2†	2.84%	6/10/2022	122	122,868
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	11	11,500
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%	5/11/2020	2	2,363
Avery Point V CLO Ltd. 2014-5A AR†	3.283%(3 Mo. LIBOR + .98%)#	7/17/2026	181	180,623
BDS Ltd. 2019-FL3 A†	3.425%(1 Mo. LIBOR + 1.40%)#	1/15/2036	100	100,191
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	3.528%(3 Mo. LIBOR + 1.25%)#	1/20/2029	250	250,423
BlueMountain CLO Ltd. 2012-2A AR2†	3.186%(3 Mo. LIBOR + 1.05%)#	11/20/2028	250	250,382
BSPRT Issuer, Ltd. 2019 FL5 A†	3.475%	5/15/2029	100	100,050
Colony American Finance Ltd. 2018-1 A†	3.804%	6/15/2051	93	95,903
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023	23	23,426
Dell Equipment Finance Trust 2017-1 A3†	2.14%	4/22/2022	4	3,864
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	20	19,678
Diamond Resorts Owner Trust 2018-1 A†	3.70%	1/21/2031	71	72,277
Diamond Resorts Owner Trust 2018-1 B†	4.19%	1/21/2031	58	58,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

DLL LLC 2018-1 A2†	2.81%		11/17/2020		$20	$20,303
DLL LLC 2018-1 A3†	3.10%		4/18/2022		182	183,515
DLL LLC 2018-1 A4†	3.27%		4/17/2026		109	111,813
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021		88	88,372
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025		100	100,531
Dryden 30 Senior Loan Fund 2013-30A AR†	2.978%(3 Mo. LIBOR + .82	%)#	11/15/2028		250	249,829
Elm CLO Ltd. 2014-1A BRR†	4.053%(3 Mo. LIBOR + 1.75	%)#	1/17/2029		200	200,612
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022		17	17,239
Fairstone Financial Issuance Trust I 2019-1A A†(b)	3.948%		3/21/2033	CAD	150	114,151
Ford Credit Floorplan Master Owner Trust 2015-2 A1	1.98%		1/15/2022		$23	22,983
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022		100	100,046
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%		3/15/2024		239	243,625
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026		314	326,029
FREED ABS TRUST 2018-2 A†	3.99%		10/20/2025		77	77,407
Grand Avenue CRE 2019-FL1 A†	3.148%(1 Mo. LIBOR + 1.12	%)#	6/15/2037		216	216,259
Grand Avenue CRE 2019-FL1 AS†	3.528%(1 Mo. LIBOR + 1.50	%)#	6/15/2037		100	100,091
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	3.578%(1 Mo. LIBOR + 1.55	%)#	9/15/2028		124	123,688
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	4.178%(1 Mo. LIBOR + 2.15	%)#	9/15/2028		38	37,893
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	3.356%(3 Mo. LIBOR + 1.08	%)#	7/25/2027		250	250,064
HPS Loan Management 10-2016 Ltd. A2R†	3.892%(3 Mo. LIBOR +1.75	%)#	1/20/2028		250	249,096
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024		180	182,785
KREF Ltd. 2018-FL1 A†	3.125%(1 Mo. LIBOR + 1.10	%)#	6/15/2036		100	100,140
LCM XXIV Ltd. 24A A†	3.588%(3 Mo. LIBOR + 1.31	%)#	3/20/2030		250	250,687
Lendmark Funding Trust 2017-2A A†	2.80%		5/20/2026		100	99,966
LMREC, Inc. 2015-CRE1 AR†	3.017%		2/22/2032		31	31,073
LMREC, Inc. 2015-CRE1 BR†	4.287%		2/22/2032		100	100,008
LMREC, Inc. 2019-CRE3 A†	3.567%(1 Mo. LIBOR + 1.40	%)#	12/22/2035		183	183,944
LoanCore Issuer Ltd. 2019-CRE2 A†	3.158%(1 Mo. LIBOR + 1.13	%)#	5/15/2036		201	201,271
M360 LLC 2019-CRE2 A†	Zero Coupon	#(c)	9/15/2034		155	155,416
Magnetite VII Ltd. 2012-7A A1R2†	3.103%(3 Mo. LIBOR + .80	%)#	1/15/2028		250	249,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%	5/15/2024	$147	$149,366
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.50%(3 Mo. LIBOR + 1.20%)#	4/18/2025	136	136,413
Mountain View CLO XIV Ltd. 2019-1A A1†	4.058%(3 Mo. LIBOR + 1.44%)#	4/15/2029	250	250,258
MVW Owner Trust 2017-1A A†	2.42%	12/20/2034	49	49,516
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%	4/18/2022	100	100,101
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%	10/15/2023	374	385,239
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%	10/15/2023	100	102,693
Nissan Master Owner Trust Receivables 2017-B A	2.458%(1 Mo. LIBOR + .43%)#	4/18/2022	78	78,122
OHA Loan Funding Ltd. 2015-1A AR†	3.568%(3 Mo. LIBOR + 1.41%)#	8/15/2029	250	251,132
OneMain Financial Issuance Trust 2018-2A A†	3.57%	3/14/2033	100	103,753
OneMain Financial Issuance Trust 2019-1A A†	3.48%	2/14/2031	151	153,923
OneMain Financial Issuance Trust 2019-1A B†	3.79%	2/14/2031	100	103,029
Orange Lake Timeshare Trust 2019-A†	3.06%	4/9/2038	45	45,634
Orec Ltd. 2018-CRE1 A†	3.208%(1 Mo. LIBOR + 1.18%)#	6/15/2036	136	136,265
OZLM VIII Ltd. 2014-8A A1RR†	3.473%(3 Mo. LIBOR + 1.17%)#	10/17/2029	250	249,667
Palmer Square Loan Funding Ltd. 2018-5A A1†	3.128%(3 Mo. LIBOR + .85%)#	1/20/2027	224	223,756
PFS Financing Corp. 2018-B A†	2.89%	2/15/2023	122	123,235
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%	9/5/2048	99	103,925
Ready Capital Mortgage Financing LLC 2018-FL2 A†	2.868%(1 Mo. LIBOR + .85%)#	6/25/2035	44	43,708
Salem Fields CLO Ltd. 2016-2A A1R†	3.426%(3 Mo. LIBOR + 1.15%)#	10/25/2028	250	249,687
SCF Equipment Leasing LLC 2017-2A A†	3.41%	12/20/2023	50	51,010
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024	96	96,518
SCF Equipment Leasing LLC 2019-1A A1†	3.04%	3/20/2023	79	79,625
SCF Equipment Leasing LLC 2019-1A A2†	3.23%	10/20/2024	121	122,120
SLC Student Loan Trust 2008-1 A4A	3.719%(3 Mo. LIBOR + 1.60%)#	12/15/2032	55	56,719
SoFi Professional Loan Program 2017-D A1FX†	1.72%	9/25/2040	3	2,982
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%	7/25/2040	7	7,390
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%	11/26/2040	42	41,738
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%	1/25/2041	28	28,318
TICP CLO VI Ltd. 2016 6A AR†	3.503%(3 Mo. LIBOR + 1.12%)#	1/15/2029	250	250,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Towd Point Asset Trust 2018-SL1 A†	2.745%(1 Mo. LIBOR + .60	%)#	1/25/2046	$102		$100,985
Towd Point Mortgage Trust 2019-HY2 A1†	3.018%(1 Mo. LIBOR + 1.00	%)#	5/25/2058	91		91,857
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.155%(1 Mo. LIBOR + 1.13	%)#	11/15/2037	138		138,169
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	2.694%(1 Mo. LIBOR + .65	%)#	1/20/2022	5		5,003
West CLO Ltd. 2014-2A A1AR†	3.192%(3 Mo. LIBOR + .87	%)#	1/16/2027	184		183,812
Total						11,123,574
Total Asset-Backed Securities (cost $23,166,777)						23,312,451

				Shares (000)
COMMON STOCK 0.00%

Oil

Templar Energy LLC Class A Units (cost $728)				—	(d)	45	(e)

				Principal Amount (000)
CONVERTIBLE BONDS 0.07%

Electric: Power 0.01%

Clearway Energy, Inc.†	3.25%		6/1/2020	$11		10,891

Energy Equipment & Services 0.01%

Tesla Energy Operations, Inc.	1.625%		11/1/2019	10		9,907

Real Estate Investment Trusts 0.05%

VEREIT, Inc.	3.75%		12/15/2020	44		44,625
Total Convertible Bonds (cost $65,149)						65,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 40.14%

Aerospace/Defense 0.41%

Bombardier, Inc. (Canada)†(f)	6.00%	10/15/2022	$40	$40,150
Bombardier, Inc. (Canada)†(f)	6.125%	1/15/2023	156	159,276
Bombardier, Inc. (Canada)†(f)	8.75%	12/1/2021	84	91,035
Embraer Overseas Ltd.†	5.696%	9/16/2023	35	38,806
TransDigm, Inc.	6.00%	7/15/2022	3	3,053
Triumph Group, Inc.	4.875%	4/1/2021	40	40,082
Triumph Group, Inc.†	6.25%	9/15/2024	13	13,555
Total				385,957

Air Transportation 0.23%

Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(f)	3.875%	9/15/2024	14	14,226
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(f)	5.00%	6/15/2025	8	8,282
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	78	79,723
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	60	61,757
Continental Airlines Pass-Through Trust 2012-1 Class B	6.25%	10/11/2021	2	1,985
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	10	9,807
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	10	10,304
US Airways 2013-1 Class B Pass-Through Trust	5.375%	5/15/2023	33	34,246
Total				220,330

Auto Parts: Original Equipment 0.40%

Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	200	203,467
Titan International, Inc.	6.50%	11/30/2023	24	19,200
ZF North America Capital, Inc.†	4.75%	4/29/2025	150	156,501
Total				379,168

Automotive 2.32%

Daimler Finance North America LLC†	2.55%	8/15/2022	150	150,635
Daimler Finance North America LLC†	2.875%	3/10/2021	150	151,267
Daimler Finance North America LLC†	3.75%	11/5/2021	150	154,265
Ford Motor Credit Co. LLC	3.065%(3 Mo. LIBOR + .93%)#	9/24/2020	57	57,008
General Motors Financial Co., Inc.	3.15%	6/30/2022	79	79,942
General Motors Financial Co., Inc.	3.55%	7/8/2022	46	47,005
General Motors Financial Co., Inc.	3.70%	5/9/2023	93	95,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

General Motors Financial Co., Inc.	3.95%	4/13/2024	$47	$48,397
General Motors Financial Co., Inc.	4.20%	3/1/2021	85	86,854
General Motors Financial Co., Inc.	4.25%	5/15/2023	23	24,034
General Motors Financial Co., Inc.	5.10%	1/17/2024	132	142,020
Harley-Davidson Financial Services, Inc.†	3.078%(3 Mo. LIBOR + .94%)#	3/2/2021	175	175,239
Hyundai Capital America†	3.25%	9/20/2022	31	31,453
Nissan Motor Acceptance Corp.†	2.794%(3 Mo. LIBOR + .69%)#	9/28/2022	50	49,932
Volkswagen Group of America Finance LLC†	3.121%(3 Mo. LIBOR + .94%)#	11/12/2021	700	704,112
Volkswagen Group of America Finance LLC†	4.25%	11/13/2023	200	213,238
Total				2,210,651

Banks: Regional 5.06%

ABN AMRO Bank NV (Netherlands)(f)	6.25%	4/27/2022	400	431,637
AIB Group plc (Ireland)†(f)	4.263%(3 Mo. LIBOR + 1.87%)#	4/10/2025	200	208,329
Associated Banc-Corp.	2.75%	11/15/2019	29	29,002
Associated Bank NA	3.50%	8/13/2021	47	47,885
Banco de Credito del Peru (Panama)†(f)	2.25%	10/25/2019	200	200,468
Banco de Credito del Peru (Peru)†(f)	2.70%	1/11/2025	31	31,039
Bank of America Corp.	4.00%	1/22/2025	84	89,290
Barclays Bank plc (United Kingdom)†(f)	10.179%	6/12/2021	240	268,472
CIT Group, Inc.	4.125%	3/9/2021	28	28,560
CIT Group, Inc.	4.75%	2/16/2024	49	51,879
CIT Group, Inc.	5.00%	8/15/2022	5	5,310
Citigroup, Inc.	2.876%(3 Mo. LIBOR +.95%)#	7/24/2023	61	61,861
Citigroup, Inc.	2.946%(3 Mo. LIBOR + .69%)#	10/27/2022	178	178,290
Citigroup, Inc.	3.352%(3 Mo. LIBOR + .90%)#	4/24/2025	73	75,758
Citigroup, Inc.	4.05%	7/30/2022	42	43,985
Danske Bank A/S (Denmark)†(f)	3.001%(3 Mo. LIBOR + 1.25%)#	9/20/2022	200	200,782
Danske Bank A/S (Denmark)†(f)	5.00%	1/12/2022	200	210,346
Danske Bank A/S (Denmark)†(f)	5.375%	1/12/2024	200	219,846
Discover Bank	8.70%	11/18/2019	250	251,942
Goldman Sachs Group, Inc. (The)	2.876%(3 Mo. LIBOR +.82%)#	10/31/2022	96	97,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%)#	6/5/2023	$67	$67,914
Goldman Sachs Group, Inc. (The)	3.036%(3 Mo. LIBOR + .78%)#	10/31/2022	52	52,166
Goldman Sachs Group, Inc. (The)	3.377%(3 Mo. LIBOR + 1.11%)#	4/26/2022	72	72,634
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	103	108,563
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	24	25,867
JPMorgan Chase & Co.	3.513%(3 Mo. LIBOR + 1.23%)#	10/24/2023	225	228,713
Lloyds Bank plc (United Kingdom)†(f)	6.50%	9/14/2020	100	103,537
Macquarie Bank Ltd. (Australia)†(f)	6.625%	4/7/2021	95	100,717
Macquarie Group Ltd. (Australia)†(f)	3.189%(3 Mo. LIBOR + 1.02%)#	11/28/2023	12	12,244
Macquarie Group Ltd. (Australia)†(f)	4.15%(3 Mo. LIBOR + 1.33%)#	3/27/2024	75	79,174
Morgan Stanley	2.72%(SOFR + 1.15%)#	7/22/2025	48	48,587
Morgan Stanley	3.458%(3 Mo. LIBOR + 1.18%)#	1/20/2022	59	59,583
Morgan Stanley	4.875%	11/1/2022	84	90,108
Nordea Bank Abp (Finland)†(f)	4.875%	5/13/2021	200	207,018
Popular, Inc.	6.125%	9/14/2023	23	25,100
Royal Bank of Scotland Group plc (United Kingdom)(f)	6.125%	12/15/2022	22	23,819
Santander UK Group Holdings plc (United Kingdom)(f)	3.125%	1/8/2021	173	174,437
Synovus Financial Corp.	3.125%	11/1/2022	44	44,333
UBS AG	7.625%	8/17/2022	250	282,274
Wells Fargo & Co.	3.292%(3 Mo. LIBOR + 1.03%)#	7/26/2021	225	227,843
Wells Fargo & Co.	3.75%	1/24/2024	49	51,926
Total				4,818,373

Beverages 0.64%

Constellation Brands, Inc.	2.858%(3 Mo. LIBOR + .70%)#	11/15/2021	425	425,006
Keurig Dr Pepper, Inc.	3.20%	11/15/2021	46	46,583
Keurig Dr Pepper, Inc.	4.057%	5/25/2023	126	133,407
Total				604,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 1.07%

Boral Finance Pty Ltd. (Australia)†(f)	3.00%	11/1/2022	$19	$19,070
CPG Merger Sub LLC†	8.00%	10/1/2021	38	38,095
Griffon Corp.	5.25%	3/1/2022	61	61,763
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(f)	6.00%	12/30/2019	208	209,658
Martin Marietta Materials, Inc.	2.80%(3 Mo. LIBOR + .65%)#	5/22/2020	145	145,217
Owens Corning	4.20%	12/1/2024	77	81,118
Vulcan Materials Co.	2.719%(3 Mo. LIBOR + .60%)#	6/15/2020	65	65,044
Vulcan Materials Co.	2.782%(3 Mo. LIBOR + .65%)#	3/1/2021	400	400,444
Total				1,020,409

Business Services 0.76%

Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024	15	15,600
Equifax, Inc.	3.028%(3 Mo. LIBOR + .87%)#	8/15/2021	450	449,925
ERAC USA Finance LLC†	5.25%	10/1/2020	25	25,782
Global Payments, Inc.	2.65%	2/15/2025	48	48,263
IHS Markit Ltd. (United Kingdom)(f)	3.625%	5/1/2024	22	22,822
IHS Markit Ltd. (United Kingdom)(f)	4.125%	8/1/2023	47	49,517
Laureate Education, Inc.†	8.25%	5/1/2025	15	16,387
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022	47	47,367
Sotera Health Topco, Inc. PIK 8.875%†	8.125%	11/1/2021	48	48,180
Total				723,843

Chemicals 0.78%

Blue Cube Spinco LLC	9.75%	10/15/2023	10	10,925
Celanese US Holdings LLC	4.625%	11/15/2022	160	170,349
Celanese US Holdings LLC	5.875%	6/15/2021	86	90,818
DuPont de Nemours, Inc.	4.205%	11/15/2023	25	26,823
NOVA Chemicals Corp. (Canada)†(f)	5.25%	8/1/2023	34	34,510
Syngenta Finance NV (Netherlands)†(f)	3.698%	4/24/2020	200	200,687
Syngenta Finance NV (Netherlands)†(f)	3.933%	4/23/2021	200	203,716
Total				737,828

Coal 0.03%

Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(f)	7.50%	12/11/2022	27	24,495
Peabody Energy Corp.†	6.00%	3/31/2022	8	8,080
Total				32,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.83%

Dell International LLC/EMC Corp.†	4.42%	6/15/2021	$93	$95,916
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	270	294,185
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	30	30,517
Hewlett Packard Enterprise Co.	2.807%(3 Mo. LIBOR + .68%)#	3/12/2021	23	23,053
Hewlett Packard Enterprise Co.	3.009%(3 Mo. LIBOR + .72%)#	10/5/2021	350	350,034
Total				793,705

Computer Software 0.68%

CA, Inc.	3.60%	8/1/2020	122	123,117
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%	11/30/2024	66	71,515
Infor US, Inc.	6.50%	5/15/2022	18	18,360
Informatica LLC†	7.125%	7/15/2023	54	55,080
RP Crown Parent LLC†	7.375%	10/15/2024	29	30,232
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	135	143,386
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	81	83,329
TIBCO Software, Inc.†	11.375%	12/1/2021	112	116,935
Total				641,954

Construction/Homebuilding 0.42%

Brookfield Residential Properties, Inc. (Canada)†(f)	6.50%	12/15/2020	98	98,152
D.R. Horton, Inc.	4.75%	2/15/2023	7	7,456
D.R. Horton, Inc.	5.75%	8/15/2023	35	38,894
M/I Homes, Inc.	6.75%	1/15/2021	103	104,288
William Lyon Homes, Inc.	7.00%	8/15/2022	7	7,022
Williams Scotsman International, Inc.†	7.875%	12/15/2022	139	145,602
Total				401,414

Containers 0.22%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	177	177,941
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	35	34,784
Total				212,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 1.53%

AbbVie, Inc.	3.75%	11/14/2023	$62	$65,218
AstraZeneca plc (United Kingdom)(f)	2.754%(3 Mo. LIBOR + .62%)#	6/10/2022	175	175,010
Bayer US Finance II LLC†	2.75%	7/15/2021	32	32,153
Bayer US Finance II LLC†	3.50%	6/25/2021	200	204,056
Cardinal Health, Inc.	3.079%	6/15/2024	98	99,279
Cigna Corp.	2.489%(3 Mo. LIBOR + .35%)#	3/17/2020	8	8,002
Cigna Corp.	2.789%(3 Mo. LIBOR + .65%)#	9/17/2021	175	175,007
Cigna Corp.	3.193%(3 Mo. LIBOR + .89%)#	7/15/2023	50	50,139
Cigna Corp.	3.75%	7/15/2023	172	180,031
CVS Health Corp.	2.625%	8/15/2024	75	75,343
CVS Health Corp.	3.70%	3/9/2023	113	117,688
CVS Health Corp.	4.00%	12/5/2023	8	8,460
Elanco Animal Health, Inc.	3.912%	8/27/2021	19	19,463
Elanco Animal Health, Inc.	4.272%	8/28/2023	22	23,109
Express Scripts Holding Co.	2.874%(3 Mo. LIBOR + .75%)#	11/30/2020	225	225,020
Total				1,457,978

Electric: Power 2.63%

AES Corp. (The)	4.875%	5/15/2023	29	29,580
Ausgrid Finance Pty Ltd. (Australia)†(f)	3.85%	5/1/2023	225	234,664
CenterPoint Energy, Inc.	2.50%	9/1/2024	13	12,998
Comision Federal de Electricidad (Mexico)†(f)	4.875%	1/15/2024	200	212,502
Dominion Energy, Inc.	2.715%	8/15/2021	40	40,279
Dominion Energy, Inc.	3.071%	8/15/2024	94	96,303
Dominion Energy, Inc.	4.104%	4/1/2021	103	105,556
DTE Energy Co.	2.529%	10/1/2024	40	40,170
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	19	20,208
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	199	206,076
Emera US Finance LP	2.70%	6/15/2021	194	195,189
Enel Finance International NV (Netherlands)†(f)	2.875%	5/25/2022	200	202,723
Evergy, Inc.	2.45%	9/15/2024	31	30,982
Florida Power & Light Co.	2.639%(3 Mo. LIBOR + .40%)#	5/6/2022	73	73,021
Georgia Power Co.	2.20%	9/15/2024	92	91,038
Jersey Central Power & Light Co.†	4.70%	4/1/2024	86	94,000
NRG Energy, Inc.†	3.75%	6/15/2024	72	74,159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Origin Energy Finance Ltd. (Australia)†(f)	5.45%	10/14/2021	$110	$116,165
PNM Resources, Inc.	3.25%	3/9/2021	28	28,272
PPL Capital Funding, Inc.	3.50%	12/1/2022	29	29,927
PPL Capital Funding, Inc.	3.95%	3/15/2024	15	15,845
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(f)	5.375%	5/1/2021	86	88,762
PSEG Power LLC	3.85%	6/1/2023	24	25,395
PSEG Power LLC	5.125%	4/15/2020	3	3,046
Puget Energy, Inc.	6.00%	9/1/2021	54	57,457
San Diego Gas & Electric Co.	1.914%	2/1/2022	11	10,507
SCANA Corp.	4.125%	2/1/2022	33	34,073
SCANA Corp.	4.75%	5/15/2021	53	54,289
SCANA Corp.	6.25%	4/1/2020	62	62,925
Sempra Energy	2.803%(3 Mo. LIBOR + .50%)#	1/15/2021	37	36,970
Sempra Energy	2.875%	10/1/2022	3	3,038
TransAlta Corp. (Canada)(f)	4.50%	11/15/2022	32	33,116
Vistra Operations Co. LLC†	3.55%	7/15/2024	140	141,096
Total				2,500,331

Electrical Equipment 0.75%

Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	20	19,995
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%	1/15/2022	85	85,854
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%	1/15/2024	61	62,453
Broadcom, Inc.†	3.125%	10/15/2022	115	116,490
Broadcom, Inc.†	3.625%	10/15/2024	300	305,533
KLA Corp.	4.65%	11/1/2024	40	44,073
Marvell Technology Group Ltd.	4.20%	6/22/2023	58	60,834
NXP BV/NXP Funding LLC (Netherlands)†(f)	4.875%	3/1/2024	20	21,710
Total				716,942

Electronics 0.14%

PerkinElmer, Inc.	5.00%	11/15/2021	67	70,383
Trimble, Inc.	4.15%	6/15/2023	45	47,041
Trimble, Inc.	4.75%	12/1/2024	16	17,186
Total				134,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.15%

Eldorado Resorts, Inc.	7.00%	8/1/2023	$11	$11,523
Enterprise Development Authority (The)†	12.00%	7/15/2024	13	14,300
Scientific Games International, Inc.	6.25%	9/1/2020	31	31,232
Scientific Games International, Inc.	6.625%	5/15/2021	36	36,630
Scientific Games International, Inc.	10.00%	12/1/2022	43	44,881
Total				138,566

Financial Services 2.94%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	5.00%	10/1/2021	150	157,755
Air Lease Corp.	4.25%	2/1/2024	39	41,344
Aircastle Ltd.	4.40%	9/25/2023	184	193,530
Aircastle Ltd.	5.00%	4/1/2023	98	105,023
Aircastle Ltd.	5.50%	2/15/2022	133	141,571
Aircastle Ltd.	7.625%	4/15/2020	71	72,992
Ally Financial, Inc.	3.875%	5/21/2024	29	30,082
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.125%	10/1/2023	68	72,311
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.25%	5/15/2024	152	163,126
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.50%	1/15/2023	57	60,962
Discover Financial Services	5.20%	4/27/2022	144	154,023
E*TRADE Financial Corp.	2.95%	8/24/2022	36	36,588
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	108	109,620
International Lease Finance Corp.	8.25%	12/15/2020	380	406,668
International Lease Finance Corp.	8.625%	1/15/2022	83	94,235
Invesco Finance plc (United Kingdom)(f)	3.125%	11/30/2022	30	30,753
Jefferies Financial Group, Inc.	5.50%	10/18/2023	206	223,994
Jefferies Group LLC	6.875%	4/15/2021	32	34,015
Nationstar Mortgage Holdings, Inc.†	8.125%	7/15/2023	112	117,040
Navient Corp.	5.00%	10/26/2020	112	113,680
Navient Corp.	5.875%	3/25/2021	32	33,360
Navient Corp.	6.625%	7/26/2021	89	93,673
Park Aerospace Holdings Ltd. (Ireland)†(f)	3.625%	3/15/2021	22	22,216
Park Aerospace Holdings Ltd. (Ireland)†(f)	4.50%	3/15/2023	75	77,798
Park Aerospace Holdings Ltd. (Ireland)†(f)	5.25%	8/15/2022	16	16,902
Park Aerospace Holdings Ltd. (Ireland)†(f)	5.50%	2/15/2024	77	83,287
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	111	114,877
Total				2,801,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.62%

General Mills, Inc.	3.313%(3 Mo. LIBOR + 1.01%)#	10/17/2023	$31	$31,244
Ingles Markets, Inc.	5.75%	6/15/2023	46	47,093
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024	34	35,085
Kraft Heinz Foods Co.	2.751%(3 Mo. LIBOR + .57%)#	2/10/2021	450	449,153
Smithfield Foods, Inc.†	2.70%	1/31/2020	17	16,991
Smithfield Foods, Inc.†	3.35%	2/1/2022	10	10,036
Total				589,602

Health Care Products 0.12%

Becton Dickinson & Co.	2.979%(3 Mo. LIBOR + .88%)#	12/29/2020	39	39,014
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%	2/15/2021	52	53,126
Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%	11/1/2021	6	6,390
Zimmer Biomet Holdings, Inc.	3.70%	3/19/2023	14	14,597
Total				113,127

Health Care Services 1.30%

Acadia Healthcare Co., Inc.	5.125%	7/1/2022	127	128,429
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	8	8,190
Acadia Healthcare Co., Inc.	6.125%	3/15/2021	18	18,045
Centene Corp.	5.625%	2/15/2021	272	276,001
CommonSpirit Health	2.76%	10/1/2024	51	51,693
Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	24	24,240
Fresenius Medical Care US Finance II, Inc.†	4.125%	10/15/2020	7	7,088
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	24	25,866
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	194	207,081
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	6	6,250
HCA, Inc.	5.00%	3/15/2024	89	97,290
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	37	38,341
Universal Health Services, Inc.†	4.75%	8/1/2022	342	345,420
Total				1,233,934

Household Equipment/Products 0.59%

Newell Brands, Inc.	3.85%	4/1/2023	163	168,184
Newell Brands, Inc.	4.70%	8/15/2020	8	8,129
Newell Brands, Inc.	5.00%	11/15/2023	23	23,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products (continued)

Reckitt Benckiser Treasury Services plc (United Kingdom)†(f)	2.695%(3 Mo. LIBOR + .56%)#	6/24/2022	$250	$249,222
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	109	112,706
Total				561,856

Insurance 0.27%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	90	92,137
Assurant, Inc.	4.20%	9/27/2023	45	47,102
AXA Equitable Holdings, Inc.	3.90%	4/20/2023	23	24,066
CNO Financial Group, Inc.	5.25%	5/30/2025	13	14,013
MGIC Investment Corp.	5.75%	8/15/2023	19	20,853
Protective Life Corp.	7.375%	10/15/2019	15	15,027
Willis Towers Watson plc (United Kingdom)(f)	5.75%	3/15/2021	14	14,680
WR Berkley Corp.	5.375%	9/15/2020	24	24,703
Total				252,581

Leasing 0.26%

Aviation Capital Group LLC†	2.875%	1/20/2022	16	16,071
Aviation Capital Group LLC†	3.875%	5/1/2023	38	39,324
DAE Funding LLC (United Arab Emirates)†(f)	4.00%	8/1/2020	18	18,157
GATX Corp.	4.35%	2/15/2024	31	33,181
Penske Truck Leasing Co. Lp / PTL Finance Corp.†	2.70%	11/1/2024	38	38,129
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.45%	7/1/2024	93	96,771
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.90%	2/1/2024	9	9,478
Total				251,111

Leisure 0.38%

LTF Merger Sub, Inc.†	8.50%	6/15/2023	164	168,510
NCL Corp. Ltd.†	4.75%	12/15/2021	11	11,230
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	120	130,063
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	52	55,770
Total				365,573

Lodging 0.22%

Las Vegas Sands Corp.	3.20%	8/8/2024	180	183,577
Wyndham Destinations, Inc.	5.625%	3/1/2021	20	20,775
Total				204,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.70%

Altria Group, Inc.	3.80%	2/14/2024	$28	$29,292
BAT Capital Corp.	2.789%	9/6/2024	54	53,547
BAT Capital Corp.	3.222%	8/15/2024	206	208,630
Imperial Brands Finance plc (United Kingdom)†(f)	3.125%	7/26/2024	200	200,644
Pyxus International, Inc.	9.875%	7/15/2021	46	32,085
Reynolds American, Inc.	4.85%	9/15/2023	46	49,818
Viterra, Inc. (Canada)†(f)	5.95%	8/1/2020	92	94,581
Total				668,597

Machinery: Industrial/Specialty 0.89%

CNH Industrial Capital LLC	4.20%	1/15/2024	50	52,807
CNH Industrial Capital LLC	4.375%	11/6/2020	14	14,283
CNH Industrial Capital LLC	4.375%	4/5/2022	79	82,233
CNH Industrial Capital LLC	4.875%	4/1/2021	60	62,261
CNH Industrial NV (United Kingdom)(f)	4.50%	8/15/2023	100	106,211
Flowserve Corp.	4.00%	11/15/2023	191	197,177
Nvent Finance Sarl (Luxembourg)(f)	3.95%	4/15/2023	169	172,333
Roper Technologies, Inc.	3.65%	9/15/2023	48	50,424
Wabtec Corp.	3.419%(3 Mo. LIBOR + 1.30%)#	9/15/2021	22	22,001
Wabtec Corp.	4.40%	3/15/2024	55	58,619
Welbilt, Inc.	9.50%	2/15/2024	29	31,139
Total				849,488

Manufacturing 0.64%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	77	76,731
General Electric Co.	2.70%	10/9/2022	75	75,221
General Electric Co.	3.10%	1/9/2023	19	19,265
General Electric Co.	3.119%(3 Mo. LIBOR + 1.00%)#	3/15/2023	19	18,724
General Electric Co.	3.15%	9/7/2022	64	65,054
General Electric Co.	3.375%	3/11/2024	22	22,655
General Electric Co.	3.45%	5/15/2024	60	61,662
General Electric Co.	4.625%	1/7/2021	14	14,367
General Electric Co.	4.65%	10/17/2021	148	153,975
General Electric Co.	5.30%	2/11/2021	9	9,301
Pentair Finance Sarl (Luxembourg)(f)	2.65%	12/1/2019	96	96,008
Total				612,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Media 0.80%

Charter Communications Operating LLC/Charter Communications Operating Capital	3.903%(3 Mo. LIBOR + 1.65%)#	2/1/2024		$58	$59,482
Cox Communications, Inc.†	2.95%	6/30/2023		69	70,019
Cox Communications, Inc.†	3.15%	8/15/2024		15	15,373
Cox Communications, Inc.†	3.25%	12/15/2022		199	204,251
Myriad International Holdings BV (Netherlands)†(f)	6.00%	7/18/2020		200	205,167
NBCUniversal Enterprise, Inc.†	5.25%	—	(g)	200	206,070
Total					760,362

Metal Fabricating 0.01%

Zekelman Industries, Inc.†	9.875%	6/15/2023		11	11,598

Metals & Minerals: Miscellaneous 1.58%

Anglo American Capital plc (United Kingdom)†(f)	3.625%	9/11/2024		200	206,320
Anglo American Capital plc (United Kingdom)†(f)	4.125%	9/27/2022		200	208,399
Century Aluminum Co.†	7.50%	6/1/2021		80	79,000
FMG Resources August 2006 Pty Ltd. (Australia)†(f)	4.75%	5/15/2022		8	8,240
Freeport-McMoRan, Inc.	4.55%	11/14/2024		78	80,129
Glencore Finance Canada Ltd. (Canada)†(f)	4.25%	10/25/2022		142	148,171
Glencore Funding LLC†	3.00%	10/27/2022		11	11,117
Glencore Funding LLC†	4.125%	5/30/2023		211	221,289
Glencore Funding LLC†	4.125%	3/12/2024		57	59,951
Glencore Funding LLC†	4.625%	4/29/2024		28	29,981
Hecla Mining Co.	6.875%	5/1/2021		73	72,635
Hudbay Minerals, Inc. (Canada)†(f)	7.25%	1/15/2023		35	36,269
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		44	46,530
Kinross Gold Corp. (Canada)(f)	5.125%	9/1/2021		17	17,680
Kinross Gold Corp. (Canada)(f)	5.95%	3/15/2024		57	63,729
New Gold, Inc. (Canada)†(f)	6.25%	11/15/2022		40	40,308
Newmont Goldcorp Corp.	3.50%	3/15/2022		17	17,448
Newmont Goldcorp Corp.	3.625%	6/9/2021		80	81,522
Newmont Goldcorp Corp.	3.70%	3/15/2023		53	55,212
Novelis Corp.†	6.25%	8/15/2024		20	20,950
Total					1,504,880

Natural Gas 0.19%

National Fuel Gas Co.	3.75%	3/1/2023		25	25,716
National Fuel Gas Co.	4.90%	12/1/2021		33	34,202
National Fuel Gas Co.	7.395%	3/30/2023		25	28,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas (continued)

Southern Star Central Corp.†	5.125%	7/15/2022	$69	$69,776
WGL Holdings, Inc.	2.682%(3 Mo. LIBOR + .55%)#	3/12/2020	18	17,975
Total				176,269

Office Furniture & Business Equipment 0.09%

CDW LLC/CDW Finance Corp.	5.00%	9/1/2023	70	71,813
Xerox Corp.	5.625%	12/15/2019	10	10,100
Total				81,913

Oil 3.39%

Antero Resources Corp.	5.125%	12/1/2022	132	116,490
BP Capital Markets America, Inc.	2.814%(3 Mo. LIBOR + .65%)#	9/19/2022	225	225,714
Callon Petroleum Co.	6.125%	10/1/2024	12	11,880
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	69	65,722
Cenovus Energy, Inc. (Canada)(f)	5.70%	10/15/2019	13	13,476
Chaparral Energy, Inc.†	8.75%	7/15/2023	82	33,210
Concho Resources, Inc.	4.375%	1/15/2025	77	79,818
Continental Resources, Inc.	3.80%	6/1/2024	75	76,514
Continental Resources, Inc.	4.50%	4/15/2023	128	133,067
Continental Resources, Inc.	5.00%	9/15/2022	302	304,868
Diamondback Energy, Inc.	4.75%	11/1/2024	41	42,076
Energen Corp.	4.625%	9/1/2021	31	32,046
Eni SpA (Italy)†(f)	4.15%	10/1/2020	100	101,560
EQT Corp.	2.869%(3 Mo. LIBOR + .77%)#	10/1/2020	89	88,813
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(f)	6.51%	3/7/2022	100	108,908
Gulfport Energy Corp.	6.625%	5/1/2023	33	25,905
Helmerich & Payne, Inc.	4.65%	3/15/2025	101	109,235
Hess Corp.	3.50%	7/15/2024	36	36,767
HighPoint Operating Corp.	7.00%	10/15/2022	65	58,825
Husky Energy, Inc. (Canada)(f)	4.00%	4/15/2024	60	62,885
Laredo Petroleum, Inc.	5.625%	1/15/2022	90	85,050
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	33	33,165
Marathon Petroleum Corp.	5.375%	10/1/2022	143	144,792
MEG Energy Corp. (Canada)†(f)	6.50%	1/15/2025	37	37,879
Montage Resources Corp.	8.875%	7/15/2023	31	23,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Motiva Enterprises LLC†	5.75%	1/15/2020	$37	$37,323
Murphy Oil Corp.	6.875%	8/15/2024	17	17,850
Oasis Petroleum, Inc.	6.875%	3/15/2022	205	192,187
Occidental Petroleum Corp.	2.70%	8/15/2022	55	55,504
Occidental Petroleum Corp.	2.90%	8/15/2024	85	85,741
Occidental Petroleum Corp.	3.637%(3 Mo. LIBOR + 1.45%)#	8/15/2022	24	24,162
Occidental Petroleum Corp.	6.95%	7/1/2024	149	174,920
Parsley Energy LLC/Parsley Finance Corp.†	6.25%	6/1/2024	19	19,713
Phillips 66	2.732%(3 Mo. LIBOR + .60%)#	2/26/2021	19	19,001
Range Resources Corp.	5.00%	8/15/2022	94	88,595
Range Resources Corp.	5.00%	3/15/2023	31	27,202
Range Resources Corp.	5.75%	6/1/2021	23	22,943
Range Resources Corp.	5.875%	7/1/2022	10	9,625
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%	11/30/2020	27	28,350
Seven Generations Energy Ltd. (Canada)†(f)	6.75%	5/1/2023	81	82,215
Seven Generations Energy Ltd. (Canada)†(f)	6.875%	6/30/2023	108	110,970
SM Energy Co.	6.125%	11/15/2022	60	57,801
Suncor Energy Ventures Corp. (Canada)†(f)	9.40%	9/1/2021	63	70,346
Transocean Sentry Ltd.†	5.375%	5/15/2023	28	28,070
WPX Energy, Inc.	5.25%	9/15/2024	15	15,446
Total				3,220,499

Oil: Crude Producers 2.23%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.50%	10/15/2019	38	38,040
Colonial Pipeline Co.†	3.50%	10/15/2020	40	40,309
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	79	80,174
Energy Transfer Operating LP	4.25%	3/15/2023	99	103,516
Kinder Morgan Inc/DE	3.583%(3 Mo. LIBOR + 1.28%)#	1/15/2023	110	111,031
Midwest Connector Capital Co. LLC†	3.625%	4/1/2022	53	54,388
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024	47	49,542
MPLX LP	3.202%(3 Mo. LIBOR + 1.10%)#	9/9/2022	77	77,254
MPLX LP†	5.25%	1/15/2025	165	174,212
MPLX LP†	6.25%	10/15/2022	28	28,722
MPLX LP†	6.375%	5/1/2024	149	156,457
NGPL PipeCo LLC†	4.375%	8/15/2022	92	95,430
ONEOK, Inc.	7.50%	9/1/2023	62	72,588

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Sabine Pass Liquefaction LLC	5.625%	4/15/2023	$500	$543,637
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	250	278,842
SemGroup Corp.	7.25%	3/15/2026	96	104,400
SemGroup Corp. / Rose Rock Finance Corp.	5.625%	11/15/2023	28	28,805
Spectra Energy Partners LP	4.60%	6/15/2021	5	5,184
Texas Eastern Transmission LP†	2.80%	10/15/2022	14	14,130
Texas Eastern Transmission LP†	4.125%	12/1/2020	5	5,077
Texas Gas Transmission LLC†	4.50%	2/1/2021	25	25,487
Williams Cos, Inc. (The)	4.50%	11/15/2023	19	20,350
Williams Cos., Inc. (The)	7.875%	9/1/2021	9	9,911
Total				2,117,486

Oil: Integrated Domestic 0.61%

National Oilwell Varco, Inc.	2.60%	12/1/2022	249	250,498
Oceaneering International, Inc.	4.65%	11/15/2024	38	35,910
Schlumberger Holdings Corp.†	3.75%	5/1/2024	193	203,407
SESI LLC	7.125%	12/15/2021	87	59,704
TechnipFMC plc (United Kingdom)(f)	3.45%	10/1/2022	26	26,507
Total				576,026

Paper & Forest Products 0.03%

West Fraser Timber Co., Ltd. (Canada)†(f)	4.35%	10/15/2024	24	24,915

Real Estate Investment Trusts 1.87%

AvalonBay Communities, Inc.	2.733%(3 Mo. LIBOR + .43%)#	1/15/2021	400	399,890
Brandywine Operating Partnership LP	4.10%	10/1/2024	6	6,316
Brixmor Operating Partnership LP	3.25%	9/15/2023	49	50,188
Brixmor Operating Partnership LP	3.65%	6/15/2024	113	117,617
Brixmor Operating Partnership LP	3.875%	8/15/2022	18	18,714
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	200	206,782
Corporate Office Properties LP	3.70%	6/15/2021	84	84,966
EPR Properties	5.25%	7/15/2023	9	9,686
Equinix, Inc.	5.375%	1/1/2022	8	8,200
Equinix, Inc.	5.375%	4/1/2023	84	86,075
Equinix, Inc.	5.375%	5/15/2027	84	90,772
Equinix, Inc.	5.875%	1/15/2026	116	123,704
HCP, Inc.	4.00%	12/1/2022	10	10,477
HCP, Inc.	4.20%	3/1/2024	17	18,296

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

HCP, Inc.	4.25%	11/15/2023	$3	$3,205
Highwoods Realty LP	3.20%	6/15/2021	8	8,102
Highwoods Realty LP	3.625%	1/15/2023	28	29,006
SITE Centers Corp.	4.625%	7/15/2022	11	11,502
SL Green Operating Partnership LP	3.25%	10/15/2022	43	43,885
SL Green Realty Corp.	4.50%	12/1/2022	71	74,788
Vereit Operating Partnership LP	4.125%	6/1/2021	41	42,086
Vereit Operating Partnership LP	4.60%	2/6/2024	261	280,505
VEREIT Operating Partnership LP	4.625%	11/1/2025	45	49,166
Welltower, Inc.	4.50%	1/15/2024	6	6,486
Total				1,780,414

Retail 0.16%

AutoNation, Inc.	3.50%	11/15/2024	24	24,477
CEC Entertainment, Inc.	8.00%	2/15/2022	34	32,385
Dollar Tree, Inc.	3.70%	5/15/2023	18	18,681
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp.†	8.00%	6/1/2021	73	74,323
Total				149,866

Savings & Loan 0.11%

People’s United Financial, Inc.	3.65%	12/6/2022	102	105,256

Steel 0.04%

Vale Overseas Ltd. (Brazil)(f)	4.375%	1/11/2022	40	41,500

Technology 0.45%

Baidu, Inc. (China)(f)	3.875%	9/29/2023	200	208,380
Baidu, Inc. (China)(f)	4.375%	5/14/2024	200	213,250
VeriSign, Inc.	4.625%	5/1/2023	8	8,152
Total				429,782

Telecommunications 0.44%

AT&T, Inc.	3.312%(3 Mo. LIBOR + 1.18%)#	6/12/2024	119	121,259
CommScope, Inc.†	5.50%	3/1/2024	35	36,181
Level 3 Parent LLC	5.75%	12/1/2022	31	31,202
Plantronics, Inc.†	5.50%	5/31/2023	29	29,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

T-Mobile USA, Inc.	6.00%	4/15/2024	$52	$54,080
Vodafone Group plc (United Kingdom)(f)	3.75%	1/16/2024	141	148,761
Total				420,628

Transportation: Miscellaneous 0.16%

Canadian Pacific Railway Co. (Canada)(f)	9.45%	8/1/2021	91	102,166
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	25	25,500
XPO Logistics, Inc.†	6.50%	6/15/2022	25	25,500
Total				153,166
Total Corporate Bonds (cost $37,708,592)				38,191,524

FLOATING RATE LOANS(h) 2.37%

Aerospace/Defense 0.13%

Transdigm, Inc. 2018 New Tranche F Term Loan	4.544%(1 Mo. LIBOR + 2.50%)	6/9/2023	122	121,924

Air Transportation 0.28%

American Airlines, Inc. 2017 Incremental Term Loan B	4.028%(1 Mo. LIBOR + 2.00%)	12/14/2023	19	18,723
American Airlines, Inc. 2017 Replacement Term Loan B	4.044%(1 Mo. LIBOR + 2.00%)	4/28/2023	94	93,556
American Airlines, Inc. New 2017 Replacement Term Loan	4.049%(1 Mo. LIBOR + 2.00%)	10/12/2021	157	157,121
Total				269,400

Computer Software 0.05%

Infor (US), Inc. Tranche B6 Term Loan	4.854%(3 Mo. LIBOR + 2.75%)	2/1/2022	24	24,416
Sophia LP Term Loan B	5.354%(3 Mo. LIBOR + 3.25%)	9/30/2022	24	23,901
Total				48,317

Drugs 0.10%

NVA Holdings, Inc. 1st Lien Term Loan B3	4.794%(1 Mo. LIBOR + 2.75%)	2/2/2025	94	94,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.12%

AES Corp. 2018 Other Term Loan	3.874%(3 Mo. LIBOR + 1.75%)	5/31/2022	$6	$5,729
Pacific Gas and Electric Co. DIP Delayed Draw Term Loan	1.125%(1 Mo. LIBOR + 1.13%)	12/31/2020	15	15,150
Pacific Gas and Electric Co. DIP Initial Term Loan	2.25%(1 Mo. LIBOR + 2.25%)	12/31/2020	44	44,440
Vistra Operations Co. LLC Initial Term Loan	4.044%(1 Mo. LIBOR + 2.00%)	8/4/2023	51	51,115
Total				116,434

Electrical Equipment 0.10%

Marvell Technology Group Ltd Term Loan A	3.435%(1 Mo. LIBOR + 1.38%)	6/4/2021	90	90,109	(i)

Entertainment 0.05%

CEOC LLC Term Loan B	4.044%(1 Mo. LIBOR + 2.00%)	10/6/2024	25	24,853
GLP Capital, LP Incremental Tranche A1 Term Loan	3.544%(1 Mo. LIBOR + 1.50%)	4/28/2021	21	21,276	(i)
Total				46,129

Financial Services 0.27%

Delos Finance SARL 2018 New Term Loan (Luxembourg)(f)	3.854%(3 Mo. LIBOR + 1.75%)	10/6/2023	34	33,775
Flying Fortress Holdings LLC 2018 New Term Loan	3.854%(3 Mo. LIBOR + 1.75%)	10/30/2022	226	227,279
Total				261,054

Government 0.04%

Seminole Tribe of Florida, Inc. 2018 Replacement Term Loan B	3.794%(1 Mo. LIBOR + 1.75%)	7/8/2024	40	40,101

Health Care Services 0.03%

Jaguar Holding Co. I LLC 2018 Term Loan	4.544%(1 Mo. LIBOR + 2.50%)	8/18/2022	26	25,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.01%

FHC Health Systems, Inc. Initial Term Loan	6.113%(3 Mo. LIBOR + 4.00%)	12/23/2021	$5	$5,006

Investment Management Companies 0.03%

RPI Finance Trust Term Loan A4	3.544%(1 Mo. LIBOR + 1.50%)	5/4/2022	28	28,158

Leisure 0.24%

Life Time Fitness, Inc. 2017 Refinancing Term Loan	4.874%(3 Mo. LIBOR + 2.75%)	6/10/2022	228	228,275

Lodging 0.01%

MGM Resorts International Term Loan A	4.044%(1 Mo. LIBOR + 2.00%)	12/21/2023	12	11,970	(i)

Media 0.15%

Charter Communications Operating LLC Term Loan A2	3.604%(3 Mo. LIBOR + 1.50%)	3/31/2023	146	145,416

Metal Fabricating 0.00%

Doncasters U.S. Finance LLC 2nd Lien Term Loan	10.354%(3 Mo. LIBOR + 8.25%)	10/9/2020	8	2,092

Miscellaneous 0.08%

HCA Inc. Tranche B11 Term Loan	3.794%(1 Mo. LIBOR + 1.75%)	3/17/2023	56	56,071
Utex Industries, Inc. 1st Lien Initial Term Loan	6.044%(1 Mo. LIBOR + 4.00%)	5/22/2021	14	11,738
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.294%(1 Mo. LIBOR + 7.25%)	5/22/2022	6	4,680	(i)
Total				72,489

Oil 0.02%

Petroleos Mexicanos Term Loan (Mexico)(f)	2.875%(1 Mo. LIBOR + .85%)	2/14/2020	20	19,925	(i)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 0.10%

Oneok, Inc. Term Loan A	3.07%(1 Wk. LIBOR + 1.13%)	11/19/2021	$95	$94,941	(i)

Real Estate Investment Trusts 0.11%

Invitation Homes Operating Partnership LP Initial Term Loan	3.746%(1 Mo. LIBOR + 1.70%)	2/6/2022	106	103,880	(i)

Retail 0.16%

Comfort Holding LLC 1st Lien Initial Term Loan	6.794%(1 Mo. LIBOR + 4.75%)	2/5/2024	21	21,274	(i)
Panera Bread Co. Term Loan	3.813%(1 Mo. LIBOR + 1.75%)	7/18/2022	138	134,875
Total				156,149

Technology 0.16%

Symantec Holdings Ltd. Term Loan A5	3.90%(2 Mo. LIBOR + 1.75%)	8/1/2021	118	117,490
Uber Technologies, Inc. 2018 Refinancing Term Loan	5.554%(1 Mo. LIBOR + 3.50%)	7/13/2023	38	37,393
Total				154,883

Telecommunications 0.09%

CenturyLink, Inc. Initial Term Loan A	4.794%(1 Mo. LIBOR + 2.75%)	11/1/2022	82	82,273

Wholesale 0.04%

Core & Main LP Initial Term Loan	4.85% (2 Mo. LIBOR + 2.75%)-4.881%	8/1/2024	40	39,670
Total Floating Rate Loans (cost $2,264,018)				2,258,487

FOREIGN GOVERNMENT OBLIGATIONS 0.40%

Argentina 0.02%

Republic of Argentina(f)	4.625%	1/11/2023	47	19,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Bermuda 0.23%

Government of Bermuda†	4.854%		2/6/2024	$200		$219,502

Romania 0.15%

Republic of Romania†(f)	4.875%		1/22/2024	70		77,070
Republic of Romania†(f)	6.75%		2/7/2022	56		61,661
Total						138,731
Total Foreign Government Obligations (cost $391,064)						378,044

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.36%

Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	9		9,201
Government National Mortgage Assoc. 2014-112 A	3.00	%#(j)	1/16/2048	5		5,476
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	14		13,940
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	12		11,961
Government National Mortgage Assoc. 2014-64 IO	1.058	%#(j)	12/16/2054	186		8,964
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	1	(a)	500
Government National Mortgage Assoc. 2014-78 IO	0.562	%#(j)	3/16/2056	50		1,415
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(j)	2/16/2049	24		24,676
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(j)	2/16/2053	37		37,958
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	54		54,703
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	37		37,297
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	47		47,901
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	167		169,008
Government National Mortgage Assoc. 2017-22 GA	2.60	%#(j)	8/16/2051	27		27,305
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	64		64,146
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	56		56,907
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	87		88,542
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	85		86,122
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	81		81,784
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	58		58,265
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	72		72,683
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	47		47,765
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	29		28,969
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	29		29,084
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	59		59,053
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	46		46,703
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	63		64,092
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	58		58,526
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,283,573)						1,292,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.17%

Federal Home Loan Mortgage Corp.	4.525%(12 Mo. LIBOR + 1.81	%)#	6/1/2041	$8		$8,456
Federal Home Loan Mortgage Corp.	4.708%(12 Mo. LIBOR + 1.90	%)#	12/1/2040	10		10,661
Federal Home Loan Mortgage Corp.	4.787%(12 Mo. LIBOR + 1.84	%)#	6/1/2042	5		5,076
Federal National Mortgage Assoc.	2.665%(12 Mo. LIBOR + 1.60	%)#	12/1/2045	6		6,446
Federal National Mortgage Assoc.	2.719%(12 Mo. LIBOR + 1.60	%)#	12/1/2045	24		24,487
Federal National Mortgage Assoc.	2.822%(12 Mo. LIBOR + 1.60	%)#	10/1/2045	7		7,417
Federal National Mortgage Assoc.	2.922%(12 Mo. LIBOR + 1.72	%)#	6/1/2042	16		15,828
Federal National Mortgage Assoc.	3.684%(12 Mo. LIBOR + 1.82	%)#	1/1/2042	24		24,991
Federal National Mortgage Assoc.	4.345%(12 Mo. LIBOR + 1.80	%)#	10/1/2040	—	(a)	427
Federal National Mortgage Assoc.	4.603%(12 Mo. LIBOR + 1.78	%)#	3/1/2042	8		8,496
Federal National Mortgage Assoc.	4.62%(12 Mo. LIBOR + 1.81	%)#	12/1/2040	—	(a)	968
Federal National Mortgage Assoc.	4.648%(12 Mo. LIBOR + 1.81	%)#	12/1/2040	2		1,758
Federal National Mortgage Assoc.	4.755%(12 Mo. LIBOR + 1.78	%)#	10/1/2036	23		24,586
Federal National Mortgage Assoc.	4.814%(12 Mo. LIBOR + 1.82	%)#	4/1/2040	16		16,798
Total Government Sponsored Enterprises Pass-Throughs (cost $157,719)						156,395

MUNICIPAL BONDS 0.15%

Miscellaneous

State of Illinois	4.95%		6/1/2023	72		74,929
State of Illinois	6.125%		7/1/2021	65		67,675
Total Municipal Bonds (cost $141,589)						142,604

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 24.08%

Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	16		16,522
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	100		100,927
AREIT Trust 2018-CRE2 A†	3.008%(1 Mo. LIBOR + .98	%)#	11/14/2035	169		168,954

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Atrium Hotel Portfolio Trust 2017-ATRM A†	2.958%(1 Mo. LIBOR + .93	%)#	12/15/2036	$100	$99,951
Atrium Hotel Portfolio Trust 2018-ATRM A†	2.978%(1 Mo. LIBOR + .95	%)#	6/15/2035	100	100,193
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.458%(1 Mo. LIBOR + 1.43	%)#	6/15/2035	100	100,101
Atrium Hotel Portfolio Trust 2018-ATRM C†	3.678%(1 Mo. LIBOR + 1.65	%)#	6/15/2035	100	100,166
Aventura Mall Trust 2013-AVM C†	3.867	%#(j)	12/5/2032	100	101,203
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	100	102,955
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.878%(1 Mo. LIBOR + .85	%)#	1/15/2033	40	40,167
Bancorp Commercial Mortgage Trust 2019-CRE5 A†	3.028%(1 Mo. LIBOR + 1.00	%)#	3/15/2036	94	94,489
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	200	199,907
BB-UBS Trust 2012-TFT B†	3.584	%#(j)	6/5/2030	100	99,313
BB-UBS Trust 2012-TFT C†	3.584	%#(j)	6/5/2030	100	99,136
BBCMS Mortgage Trust 2018-TALL A†	2.75%(1 Mo. LIBOR + .72	%)#	3/15/2037	200	199,802
BBCMS Mortgage Trust 2018-TALL E†	4.465%(1 Mo. LIBOR + 2.44	%)#	3/15/2037	132	132,555
BBCMS Trust 2015-STP A†	3.323%		9/10/2028	55	55,322
BBCMS Trust 2018-BXH A†	3.028%(1 Mo. LIBOR + 1.00	%)#	10/15/2037	68	68,384
BDS 2018-FL1 A†	2.875%(1 Mo. LIBOR + .85	%)#	1/15/2035	28	28,057
BDS 2018-FL2 A†	2.975%(1 Mo. LIBOR+ .95	%)#	8/15/2035	97	97,269
Benchmark Mortgage Trust 2019-B12 TCA†	3.555	%#(j)	8/15/2052	203	208,936	(e)
Benchmark Mortgage Trust 2019-B12 TCB†	3.555	%#(j)	8/15/2052	225	226,595	(e)
BX Commercial Mortgage Trust 2018-BIOA A†	2.699%(1 Mo. LIBOR + .67	%)#	3/15/2037	209	208,920
BX Trust 2017-SLCT B†	3.228%(1 Mo. LIBOR + 1.20	%)#	7/15/2034	2	2,030
BX Trust 2017-SLCT D†	4.078%(1 Mo. LIBOR + 2.05	%)#	7/15/2034	62	62,127
BX Trust 2017-SLCT E†	5.178%(1 Mo. LIBOR + 3.15	%)#	7/15/2034	51	51,318
BX Trust 2018-BILT A†	2.828%(1 Mo. LIBOR + .80	%)#	5/15/2030	46	45,899
BX Trust 2018-BILT D†	3.798%(1 Mo. LIBOR + 1.77	%)#	5/15/2030	19	19,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BX Trust 2018-GW A†	2.828%(1 Mo. LIBOR + .80	%)#	5/15/2035	$29	$28,982
BX Trust 2018-GW D†	3.798%(1 Mo. LIBOR + 1.77	%)#	5/15/2035	15	15,071
BXP Trust 2017-CQHP A†	2.878%(1 Mo. LIBOR + .85	%)#	11/15/2034	43	42,911
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	371	385,933
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	190	198,021
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	166	173,626
Caesars Palace Las Vegas Trust 2017-VICI C IO†	0.968	%#(j)	10/15/2034	1,000	23,308
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499	%#(j)	10/15/2034	40	41,925
Caesars Palace Las Vegas Trust 2017-VICI D IO†	0.538	%#(j)	10/15/2034	1,000	11,895
Caesars Palace Las Vegas Trust 2017-VICI E†	4.499	%#(j)	10/15/2034	300	310,924
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	29	29,421
CCRESG Commercial Mortgage Trust 2016-HEAT B IO	0.888	%#(j)	12/10/2054	187	8,436
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	29	29,617
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.31	%#(j)	11/10/2049	190	12,594
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	134	142,491
Chesapeake Funding LLC CF 2019 CF1 65B	4.14%		5/15/2052	102	105,320
Chesapeake Funding LLC CF 2019 CF1 65C	4.123%		5/15/2052	176	177,739
CHT Mortgage Trust 2017-CSMO A†	2.958%(1 Mo. LIBOR + 0.93	%)#	11/15/2036	789	790,063
CHT Mortgage Trust 2017-CSMO B†	3.428%(1 Mo. LIBOR + 1.40	%)#	11/15/2036	100	100,140
CHT Mortgage Trust 2017-CSMO D†	4.278%(1 Mo. LIBOR + 2.25	%)#	11/15/2036	100	100,315
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	223	228,420
Citigroup Commercial Mortgage Trust 2013-375P A†	3.251%		5/10/2035	100	103,754
Citigroup Commercial Mortgage Trust 2013-375P A IO	0.50	%#(j)	6/10/2048	952	18,107
Citigroup Commercial Mortgage Trust 2013-375P B†	3.635	%#(j)	5/10/2035	110	113,901
Citigroup Commercial Mortgage Trust 2013-375P B IO†	Zero Coupon	#(j)	7/15/2027	46,545	382
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	10	10,217
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	200	204,798
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100	101,666
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	47	49,472
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	10	10,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	$78	$80,778
Commercial Mortgage Pass-Through Certificates 2013-CR8 A5	3.612	%#(j)	6/10/2046	28	29,334
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	79	78,487
Commercial Mortgage Pass-Through Certificates 2014-CR18 A5	3.828%		7/15/2047	170	181,907
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	33	34,863
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4 IO†	0.25	%#(j)	9/10/2047	2,000	15,029
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	100	105,937
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3 IO†	0.822	%#(j)	7/10/2050	93	2,180
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13	13,829
Commercial Mortgage Pass-Through Certificates 2016-GCT C†	3.577	%#(j)	8/10/2029	319	323,115
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO	1.548	%#(j)	8/10/2049	56	4,077
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.577	%#(j)	8/10/2029	100	100,860
Commercial Mortgage Pass-Through Certificates 2016-GCT D IO†	0.939	%#(j)	2/10/2034	954	14,869
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	4,000	44,740
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	3.278%(1 Mo. LIBOR + 1.25	%)#	1/15/2034	50	50,150
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO†	0.697	%#(j)	9/15/2037	1,000	27,690
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	15	14,985
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	200	201,283
Credit Suisse Mortgage Capital Certificates 2017-HD A†	2.978%(1 Mo. LIBOR + .95	%)#	2/15/2031	50	49,956
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.528%(1 Mo. LIBOR + 2.50	%)#	2/15/2031	50	49,873
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	364	365,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	$50	$50,169
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	50	50,053
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442	%#(j)	4/5/2033	50	50,011
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	60	61,700
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303	%#(j)	7/10/2034	50	51,045
Credit Suisse Mortgage Capital Certificates 2017-MOON B IO†	0.09	%#(j)	7/10/2034	28,675	27,227
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.303	%#(j)	7/10/2034	109	110,435
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.303	%#(j)	7/10/2034	50	50,394
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	3.008%(1 Mo. LIBOR + .98	%)#	5/15/2036	434	434,498
Credit Suisse Mortgage Capital Certificates 2019-ICE4 B†	3.258%(1 Mo. LIBOR + 1.23	%)#	5/15/2036	178	178,210
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C†	3.458%(1 Mo. LIBOR + 1.43	%)#	5/15/2036	190	190,230
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C IO	1.941	%#(j)	1/15/2049	976	78,549
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	2.978%(1 Mo. LIBOR + .95	%)#	12/15/2030	50	49,976
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	10	10,044
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO	1.631	%#(j)	8/10/2049	195	16,179
DBGS Mortgage Trust 2018-BIOD A†	2.831%(1 Mo. LIBOR + .80	%)#	5/15/2035	93	92,959
DBUBS Mortgage Trust 2011-LC2A A4†	4.537%		7/10/2044	100	102,657
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	16	16,622
DBWF Mortgage Trust 2016-85T XA IO†	0.116	%#(j)	12/10/2036	3,140	11,116
DBWF Mortgage Trust 2018-AMXP A†	3.873	%#(j)	5/5/2035	325	339,456
DBWF Mortgage Trust 2018-AMXP B†	4.122	%#(j)	5/5/2035	100	104,208
DBWF Mortgage Trust 2018-AMXP C†	3.956	%#(j)	5/5/2035	100	101,946
DBWF Mortgage Trust 2018-GLKS A†	3.087%(1 Mo. LIBOR + 1.03	%)#	11/19/2035	134	134,286
DBWF Mortgage Trust 2018-GLKS B†	3.407%(1 Mo. LIBOR + 1.35	%)#	11/19/2035	100	100,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

DBWF Mortgage Trust 2018-GLKS C†	3.807%(1 Mo. LIBOR + 1.75	%)#	11/19/2035	$100	$100,187
DBWF Mortgage Trust 2018-GLKS D†	4.457%(1 Mo. LIBOR + 2.40	%)#	11/19/2035	100	100,282
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	100	101,576
Great Wolf Trust 2017-WOLF A†	2.878%(1 Mo. LIBOR + .85	%)#	9/15/2034	912	912,571
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	214	219,309
GS Mortgage Securities Corp. II 2012-BWTR A IO†	0.244	%#(j)	2/10/2037	1,590	16,934	(e)
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100	102,286
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202	%#(j)	2/10/2029	100	101,329
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	100	100,463
GS Mortgage Securities Corp. Trust 2017-STAY A†	2.878%(1 Mo. LIBOR + .85	%)#	7/15/2032	100	100,017
GS Mortgage Securities Corp. Trust 2018-FBLU A†	2.978%(1 Mo. LIBOR + .95	%)#	11/15/2035	133	133,131
GS Mortgage Securities Corp. Trust 2018-RIVR A†	2.978%(1 Mo. LIBOR + .95	%)#	7/15/2035	100	100,295
GS Mortgage Securities Corp. Trust 2019-BOCA A†	3.228%(1 Mo. LIBOR + 1.20	%)#	6/15/2038	174	174,466
GS Mortgage Securities Corp. Trust 2019-BOCA A IO†	2.125	%#(j)	1/10/2045	287	9,667
GS Mortgage Securities Corp. Trust 2019-BOCA B†	3.528%(1 Mo. LIBOR + 1.50	%)#	6/15/2038	100	100,269
GS Mortgage Securities Trust 2011-GC5 B†	5.556	%#(j)	8/10/2044	107	112,002
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	20	20,931
GS Mortgage Securities Trust 2013-G1 A2†	3.557	%#(j)	4/10/2031	100	102,217
GS Mortgage Securities Trust 2013-G1 A2 IO	0.33	%#(j)	11/10/2048	1,082	14,077
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	100	107,354
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	151	162,337
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	15	15,028	(e)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	26	26,398	(e)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	35	36,146	(e)
Hawaii Hotel Trust 2019-MAUI A†	3.178%(1 Mo. LIBOR + 1.15	%)#	5/15/2038	190	190,560
Hawaii Hotel Trust 2019-MAUI B†	3.478%(1 Mo. LIBOR + 1.45	%)#	5/15/2038	100	100,295
Hilton Orlando Trust 2018-ORL A†	2.798%(1 Mo. LIBOR + .77	%)#	12/15/2034	41	41,018
Hilton Orlando Trust 2018-ORL D†	3.728%(1 Mo. LIBOR + 1.70	%)#	12/15/2034	34	34,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

HMH Trust 2017-NSS A†	3.062%		7/5/2031	$100		$101,643
HMH Trust 2017-NSS B†	3.343%		7/5/2031	100		101,887
HMH Trust 2017-NSS C†	3.787%		7/5/2031	100		101,304
HMH Trust 2017-NSS D†	4.723%		7/5/2031	100		102,314
HMH Trust 2017-NSS D IO†	1.417	%#(j)	8/5/2034	1,000		33,480
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100		102,208
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	179		180,799
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	20		19,952
Irvine Core Office Trust 2013-IRV A2†	3.279	%#(j)	5/15/2048	27		28,053
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#(j)	5/15/2045	11		11,568
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	182		187,571
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4	4.133	%#(j)	8/15/2046	32		34,229
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4 IO	1.149	%#(j)	1/15/2048	826		31,335
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	—	(a)	229
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A4	3.997%		4/15/2047	76		81,633
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	200		201,227
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	35		35,373
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO	0.876	%#(j)	12/15/2049	957		31,963
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.673	%#(j)	7/15/2048	875		23,072
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C32 ASB	3.358%		11/15/2048	33		34,297
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	225		227,287
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	25		25,314
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	20		20,276
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO†	0.791	%#(j)	10/5/2031	1,000		10,600
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143	%#(j)	10/5/2031	35		35,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO	1.223	%#(j)	9/15/2050	$989	$61,228
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143	%#(j)	10/5/2031	12	12,151
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	67	68,454
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	27	27,581
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171	%#(j)	6/5/2032	20	20,410
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	243	254,181
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.028%(1 Mo. LIBOR + 1.00	%)#	6/15/2032	16	16,329
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.328%(1 Mo. LIBOR + 1.30	%)#	6/15/2032	65	65,340
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B IO†	1.285	%#(j)	6/15/2032	20,156	54,347
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	3.628%(1 Mo. LIBOR + 1.60	%)#	6/15/2032	50	50,123
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.028%(1 Mo. LIBOR + 3.00	%)#	6/15/2035	10	9,705
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.228%(1 Mo. LIBOR + 1.20	%)#	4/15/2031	90	90,213
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	3.928%(1 Mo. LIBOR + 1.90	%)#	4/15/2031	24	24,052
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.328%(1 Mo. LIBOR + 2.30	%)#	4/15/2031	18	18,055
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	5.148%(1 Mo. LIBOR + 3.12	%)#	4/15/2031	10	10,038
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.017%(1 Mo. LIBOR + .95	%)#	7/5/2033	45	45,042
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	138	147,772
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	41	43,983
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	3.717%(1 Mo. LIBOR + 1.65	%)#	7/5/2033	16	16,036
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	54	58,009

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	4.317%(1 Mo. LIBOR + 2.25	%)#	7/5/2033	$16	$16,062
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	62	66,762
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	84	89,451
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON B†	4.235%		1/5/2034	24	25,550
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	22	23,415
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C IO†	1.51	%#(j)	1/5/2034	3,332	171,832
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON D†	5.038%		1/5/2034	23	24,424
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON UES B†	4.142%		5/5/2032	105	111,889
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON XA IO†	2.031	%#(j)	3/10/2049	900	55,139
LoanCore Issuer Ltd. 2019-CRE3 A†	3.078%(1 Mo. LIBOR + 1.05	%)#	4/15/2034	210	210,165
LoanCore Issuer Ltd. 2019-CRE3 AS†	3.398%(1 Mo. LIBOR + 1.37	%)#	4/15/2034	44	44,059
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	32	32,210
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	100	100,789
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	100	106,365
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	34	34,205
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100	101,294
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2 IO	0.802	%#(j)	7/15/2050	471	11,438
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.299	%#(j)	8/15/2046	139	148,422
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	10	10,220
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO	1.562	%#(j)	11/15/2049	965	70,980
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 ASB	3.479%		5/15/2048	21	21,850
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	50	49,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	$100	$99,887
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	Zero Coupon	(j)	9/13/2031	9,863	99
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	140	142,508
Morgan Stanley Capital I Trust 2014-CPT A IO	1.133	%#(j)	8/15/2049	1,000	60,649
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	102,478
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	12	12,604
Motel 6 Trust 2017-MTL6 E†	5.278%(1 Mo. LIBOR + 3.25	%)#	8/15/2034	181	182,300
Motel 6 Trust 2017-MTL6 F†	6.278%(1 Mo. LIBOR + 4.25	%)#	8/15/2034	55	56,081
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	15	15,451
MSCG Trust 2016-SNR A†	3.46	%#(j)	11/15/2034	49	49,228
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	28	28,423
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	21	21,711
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917	%#(j)	11/15/2032	98	102,179
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.917	%#(j)	11/15/2032	24	24,943
New Orleans Hotel Trust 2019-HNLA A†	3.016%(1 Mo. LIBOR + .99	%)#	4/15/2032	150	149,981
New Orleans Hotel Trust 2019-HNLA D†	4.066%(1 Mo. LIBOR + 2.04	%)#	4/15/2032	100	100,253
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	10	10,008
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	77	74,174
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	121	120,023
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	127	126,894
RAIT Trust 2017-FL7 A†	2.978%(1 Mo. LIBOR + .95	%)#	6/15/2037	30	30,041
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	100	102,548
Ready Capital Mortgage Financing LLC 2019-FL3 A†	3.018%(1 Mo. LIBOR + 1.00	%)#	3/25/2034	124	124,312
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	14	14,454
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	91	90,922
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	13	12,953
ReadyCap Mortgage Trust 2016-3 A IO†	0.456	%#(j)	2/15/2041	4,149	119,923
RETL 2019-RVP A†	3.178%(1 Mo. LIBOR + 1.15	%)#	3/15/2036	66	66,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

RETL 2019-RVP C†	4.128%(1 Mo. LIBOR + 2.10	%)#	3/15/2036	$50	$50,223
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.028%(1 Mo. LIBOR + 1.00	%)#	1/15/2035	22	22,428
Shelter Growth CRE Issuer Ltd. 2018-FL1 A IO†	0.328	%#(j)	7/5/2036	1,000	14,660
Shelter Growth CRE Issuer Ltd. 2019-FL2 A†	3.128%(1 Mo. LIBOR + 1.10	%)#	5/15/2036	131	131,124
Shelter Growth CRE Issuer Ltd. 2019-FL2 AS†	3.478%(1 Mo. LIBOR + 1.45	%)#	5/15/2036	41	41,063
SLIDE 2018-FUN A†	2.928%(1 Mo. LIBOR + .90	%)#	6/15/2031	68	68,115
SLIDE 2018-FUN B†	3.278%(1 Mo. LIBOR + 1.25	%)#	6/15/2031	15	14,606
SLIDE 2018-FUN B IO†	0.976	%#(j)	12/15/2020	1,614	18,623	(e)
SLIDE 2018-FUN C†	3.578%(1 Mo. LIBOR + 1.55	%)#	6/15/2031	13	12,679
SLIDE 2018-FUN D†	3.878%(1 Mo. LIBOR + 1.85	%)#	6/15/2031	19	19,579
Stonemont Portfolio Trust 2017-MONT D†	4.094%(1 Mo. LIBOR + 2.05	%)#	8/20/2030	97	96,753
Stonemont Portfolio Trust 2017-MONT E†	4.794%(1 Mo. LIBOR + 2.75	%)#	8/20/2030	144	144,315
Stonemont Portfolio Trust 2017-MONT F†	5.644%(1 Mo. LIBOR + 3.60	%)#	8/20/2030	93	93,093
Stonemont Portfolio Trust 2017-MONT XCP IO†	Zero Coupon	(j)	8/20/2030	14,750	295
UBS-BAMLL Trust 2012-WRM D†	4.379	%#(j)	6/10/2030	100	98,474
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	34	35,080
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	30	30,657
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO†	1.09	%#(j)	3/10/2046	857	22,650
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	200	204,050
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	77	79,217
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	82	83,249
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	300	307,188
Waikiki Beach Hotel Trust 2019-WBM A†	3.078%(1 Mo. LIBOR + 1.05	%)#	12/15/2033	48	48,089
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.783	%#(j)	11/15/2043	100	102,523
Wells Fargo Commercial Mortgage Trust 2010-C1 C IO	0.10	%#(j)	6/15/2048	2,000	5,209
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	21	21,505
Wells Fargo Commercial Mortgage Trust 2015-C29 ASB	3.40%		6/15/2048	10	10,371
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	10	10,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO	1.911	%#(j)	8/15/2049	$968	$93,925
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.751	%#(j)	12/15/2048	36	36,889
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.865	%#(j)	9/15/2048	944	31,522
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	35	37,318
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	74	75,948
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	31	31,993
West Town Mall Trust 2017-KNOX B IO†	0.521	%#(j)	7/5/2030	1,604	15,151
West Town Mall Trust 2017-KNOX C†	4.491	%#(j)	7/5/2030	25	25,640
West Town Mall Trust 2017-KNOX D†	4.491	%#(j)	7/5/2030	25	25,454
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(j)	2/15/2044	23	24,058
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO†	1.509	%#(j)	6/15/2045	73	1,999
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	50	51,511
WF-RBS Commercial Mortgage Trust 2012-C7 A2 IO†	1.978	%#(j)	8/15/2045	328	13,424
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.904	%#(j)	6/15/2045	25	26,180
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	273	278,911
Total Non-Agency Commercial Mortgage-Backed Securities (cost $22,678,747)					22,916,031

				Shares (000)
PREFERRED STOCK 0.00%

Oil

Templar Energy LLC (cost $11,819)				1	—	(e)

				Principal Amount (000)
U.S. TREASURY OBLIGATIONS 2.31%

Government

U.S. Treasury Note	2.50%		1/31/2021	$933	941,947
U.S. Treasury Note	1.50%		9/30/2024	952	949,825
U.S. Treasury Note	1.50%		8/31/2021	304	303,127
Total					2,194,899
Total U.S. Treasury Obligations (cost $2,185,627)					2,194,899
Total Long- Term Investments (cost $90,055,402)					90,908,849

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 5.25%

COMMERCIAL PAPER 2.54%

Auto Parts: Original Equipment 0.26%

Autoliv ASP, Inc.	2.231%	10/1/2019	$250	$250,000

Automotive 0.44%

Ford Motor Credit Co.	4.39%	11/25/2019	100	99,366
Ford Motor Credit Co.	3.91%	12/4/2019	315	313,467
Total				412,833

Beverages 0.26%

Diageo Capital plc	2.231%	10/3/2019	250	249,970

Electric: Power 0.26%

CenterPoint Energy, Inc.	2.281%	10/1/2019	250	250,000

Food 0.53%

Smithfield Foods, Inc.	2.414%	10/1/2019	250	250,000
Mondelez International, Inc.	2.211%	10/1/2019	250	250,000
Total				500,000

Oil: Crude Producers 0.79%

Kinder Morgan, Inc.	2.311%	10/1/2019	250	250,000
Energy Transfer Partners LP	2.739%	10/2/2019	250	249,981
Energy Transfer Partners LP	2.587%	10/11/2019	250	249,823
Total				749,804
Total Commercial Paper (cost $2,412,040)				2,412,607

CORPORATE BONDS 0.45%

Investment Management Companies 0.21%

Huarong Finance II Co. Ltd. (Hong Kong)(f)	4.50%	1/16/2020	200	200,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail 0.24%

Dollar Tree, Inc.	3.003%(3 Mo. LIBOR + .70	%)#	4/17/2020	$230	$230,043
Total Corporate Bonds (cost $430,787)					431,031

REPURCHASE AGREEMENT 2.26%

Repurchase Agreement dated 9/30/2019, 1.05% due 10/1/2019 with Fixed Income Clearing Corp. collateralized by $2,150,000 of U.S. Treasury Note at 2.625% due 7/15/2021; value: $2,196,930; proceeds: $2,152,937 (cost $2,152,874)				2,153	2,152,874
Total Short-Term Investments (cost $4,995,701)					4,996,512
Total Investments in Securities 100.79% (cost $95,051,103)					95,905,361
Less Unfunded Loan Commitments (0.01)% (cost $15,000)					(15,150)
Net Investments 100.78% (cost $95,036,103)					95,890,211
Liabilities in Excess of Cash, Foreign Cash and Other Assets(k) (0.78%)					(738,274)
Net Assets 100.00%					$95,151,937

CAD	Canadian dollar.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2019, the total value of Rule 144A securities was $49,355,906, which represents 51.87% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2019.
(a)	Amount is less than $1,000.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Amount represents less than 1,000 shares.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Foreign security traded in U.S. dollars.
(g)	Security is perpetual in nature and has no stated maturity.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2019.
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank and Trust	12/13/2019	151,000	$113,725	$114,109	$(384)

Open Futures Contracts at September 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2019	7	Short	(839,714)	(834,039)	$5,675

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2019	69	Long	14,904,660	14,869,500	$(35,160)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$23,312,451	$—	$23,312,451
Common Stock	—	—	45	45
Convertible Bonds	—	65,423	—	65,423
Corporate Bonds	—	38,191,524	—	38,191,524
Floating Rate Loans
Electrical Equipment	—	—	90,109	90,109
Entertainment	—	24,853	21,276	46,129
Lodging	—	—	11,970	11,970
Miscellaneous	—	67,809	4,680	72,489
Oil	—	—	19,925	19,925
Oil: Crude Producers	—	—	94,941	94,941
Real Estate Investment Trusts	—	—	103,880	103,880
Retail	—	134,875	21,274	156,149
Remaining Industries	—	1,662,895	—	1,662,895
Less Unfunded Loan Commitments	—	(15,150)	—	(15,150)
Foreign Government Obligations	—	378,044	—	378,044
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	1,292,946	—	1,292,946
Government Sponsored Enterprises Pass-Throughs	—	156,395	—	156,395
Municipal Bonds	—	142,604	—	142,604
Non-Agency Commercial Mortgage-Backed Securities	—	22,367,371	548,660	22,916,031
Preferred Stock	—	—	—	—
U.S. Treasury Obligations	—	2,194,899	—	2,194,899
Short-Term Investments
Commercial Paper	—	2,412,607	—	2,412,607
Corporate Bonds	—	431,031	—	431,031
Repurchase Agreement	—	2,152,874	—	2,152,874
Total	$—	$94,973,451	$916,760	$95,890,211
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(384)	—	(384)
Futures Contracts
Assets	5,675	—	—	5,675
Liabilities	(35,160)	—	—	(35,160)
Total	$(29,485)	$(384)	$—	$(29,869)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) there were used in determining fair value:

Investment Type	Common Stock	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities	Preferred Stock
Balance as of January 1, 2019	$—	$202,202	$123,384	$—
Accrued Discounts (Premiums)	—	592	(11,749)	—
Realized Gain (Loss)	—	43	—	—
Change in Unrealized Appreciation (Depreciation)	—	463	6,826	(3,761)
Purchases	—	156,626	430,198	289
Sales	—	(116,010)	—	—
Transfers into Level 3	45	124,140	—	3,472
Transfers out of Level 3	—	—	—	—
Balance as of September 30, 2019	$45	$368,056	$548,659	$—
Change in unrealized appreciation/depreciation for period ended September 30, 2019, related to Level 3 investments held at September 30, 2019	$—	$127	$6,826	$(3,761)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 105.08%

ASSET-BACKED SECURITIES 18.31%

Automobiles 8.43%

ACC Trust 2018-1 B†	4.82%	5/20/2021	$289		$291,222
ACC Trust 2019-1 B†	4.47%	10/20/2022	469		479,465
ACC Trust 2019-1 C†	6.41%	2/20/2024	500		514,371
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	148		148,113
American Credit Acceptance Receivables Trust 2018-4 A†	3.38%	12/13/2021	648		649,203
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	1,089		1,098,364
AmeriCredit Automobile Receivables Trust 2015-2 D	3.00%	6/8/2021	1,272		1,272,231
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	2,534		2,539,497
AmeriCredit Automobile Receivables Trust 2018-2 A2A	2.86%	11/18/2021	1,481		1,483,357
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%	1/18/2022	496		497,931
AmeriCredit Automobile Receivables Trust 2018-3 A2B	2.291%(1 Mo. LIBOR + .25%)#	1/18/2022	496		496,226
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%	6/20/2022	844		847,637
AmeriCredit Automobile Receivables Trust 2019-1 A2B	2.301%(1 Mo. LIBOR + .26%)#	6/20/2022	934		933,896
BMW Vehicle Lease Trust 2019-1 A2	2.79%	3/22/2021	1,036		1,039,302
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	91		90,943
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	908		907,960
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	120		120,016
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	274		274,043
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	1,743		1,747,472
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	114		113,868
CarMax Auto Owner Trust 2018-3 A2A	2.88%	10/15/2021	473		473,913
Carvana Auto Receivables Trust 2019-1A E†	5.64%	1/15/2026	500		520,164
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	174		174,403
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	339		338,478
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	767		766,081
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	6/15/2022	—	(a)	822
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	134		134,179
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	150		156,095
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	319		319,558
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	260		261,551
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	417		431,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CPS Auto Trust 2018-C A†	2.87%	9/15/2021	$287	$287,726
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	331	333,164
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	397	397,753
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	428	429,175
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	817	829,687
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	192	192,276
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	254	257,913
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	663	663,385
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	447	454,303
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	2,100	2,172,750
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	380	380,441
Drive Auto Receivables Trust 2018-4 A3	3.04%	11/15/2021	331	331,097
Drive Auto Receivables Trust 2018-5 A2A	3.08%	7/15/2021	71	70,754
Drive Auto Receivables Trust 2018-5 A2B	2.348%(1 Mo. LIBOR + .32%)#	7/15/2021	58	58,035
Drive Auto Receivables Trust 2019-2 A2A	2.93%	3/15/2022	923	925,425
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	1,192	1,194,178
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	101	101,210
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	333	334,606
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	571	571,302
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	483	485,763
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	74	74,194
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	300	300,312
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	185	185,166
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	334	334,598
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	1,386	1,392,842
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	725	739,434
Ford Credit Auto Owner Trust 2014-2 A†	2.31%	4/15/2026	2,909	2,909,044
Ford Credit Auto Owner Trust 2015-1 A†	2.12%	7/15/2026	1,579	1,578,451
Ford Credit Auto Owner Trust 2017-B A3	1.69%	11/15/2021	1,593	1,590,435
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	65	64,571
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	105	105,311
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	830	834,262
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	412	418,627
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	194	198,324
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	2,205	2,214,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Hyundai Auto Lease Securitization Trust 2017-C A3†	2.12%	2/16/2021	$701	$700,489
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%	12/15/2020	1,621	1,623,979
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	67	66,913
Nissan Auto Receivables Owner Trust 2016-A A4	1.59%	7/15/2022	1,768	1,764,492
Santander Drive Auto Receivables Trust 2015-2 D	3.02%	4/15/2021	490	490,411
Santander Drive Auto Receivables Trust 2015-2 E†	4.02%	9/15/2022	2,074	2,075,489
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	192	192,695
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	598	601,690
Westlake Automobile Receivables Trust 2018-1A B†	2.67%	5/17/2021	614	614,514
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	575	580,060
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	407	409,016
World Omni Auto Receivables Trust 2018-D A2A	3.01%	4/15/2022	1,244	1,249,001
World Omni Select Auto Trust 2018-1A A2†	3.24%	4/15/2022	712	714,581
Total				53,615,752

Credit Cards 3.12%

American Express Credit Account Master Trust 2017-1 A	1.93%	9/15/2022	1,415	1,413,951
American Express Credit Account Master Trust 2018-6 A	3.06%	2/15/2024	5,294	5,407,036
American Express Credit Account Master Trust 2019-3 B	2.00%	4/15/2025	3,068	3,081,872
Citibank Credit Card Issuance Trust 2017-A8	1.86%	8/8/2022	5,304	5,299,241
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	2,890	2,893,218
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%	5/15/2026	767	803,525
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	946	947,617
Total				19,846,460

Home Equity 0.00%

Meritage Mortgage Loan Trust 2004-2 M3	2.993%(1 Mo. LIBOR + .98%)#	1/25/2035	8	7,778
New Century Home Equity Loan Trust 2005-A A6	4.688%	8/25/2035	16	15,945
Total				23,723

Other 6.76%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	69	69,119
ALM VII Ltd. 2012-7A A2R2†	4.153%(3 Mo. LIBOR +1.85%)#	7/15/2029	1,468	1,467,803
Apidos CLO XVI 2013-16A CR†	5.303%(3 Mo. LIBOR + 3.00%)#	1/19/2025	250	250,469
Ares XLI Clo Ltd. 2016-41A AR†	3.503%(3 Mo. LIBOR + 1.20%)#	1/15/2029	2,400	2,402,314
Ares XLI Clo Ltd. 2016-41A B†	4.103%(3 Mo. LIBOR + 1.80%)#	1/15/2029	600	601,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022		$161	$161,403
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021		105	105,224
Avery Point IV CLO Ltd. 2014-1A BR†	3.876%(3 Mo. LIBOR + 1.60	%)#	4/25/2026		322	322,364
Avery Point VII CLO Ltd. 2015-7A CR†	4.753%(3 Mo. LIBOR + 2.45	%)#	1/15/2028		400	400,438
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	3.528%(3 Mo. LIBOR + 1.25	%)#	1/20/2029		1,000	1,001,692
Benefit Street Partners CLO XI 2017-11A A2A†	4.053%(3 Mo. LIBOR + 1.75	%)#	4/15/2029		933	929,483
Cedar Funding VI CLO Ltd. 2016-6A BR†	3.878%(3 Mo. LIBOR + 1.60	%)#	10/20/2028		650	646,429
Cent CLO Ltd. 2013-19A A1A†	3.586%(3 Mo. LIBOR + 1.33	%)#	10/29/2025		499	499,078
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022		1,063	1,073,293
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028		44	44,669
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		309	315,259
DLL LLC 2018-ST2 A2†	3.14%		10/20/2020		930	931,940
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		608	619,134
Fairstone Financial Issuance Trust I 2019-1A B†(b)	5.084%		3/21/2033	CAD	500	380,979	(c)
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.426%(3 Mo. LIBOR + 2.15	%)#	7/25/2027		$250	249,867
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		1,158	1,203,173
ICG US CLO Ltd. 2015-2A AR†	3.172%(3 Mo. LIBOR + .85	%)#	1/16/2028		1,231	1,226,223
Jamestown CLO IX Ltd. 2016-9A BR†	4.928%(3 Mo. LIBOR + 2.65	%)#	10/20/2028		750	750,578
Jamestown CLO VII Ltd. 2015-7A CR†	4.876%(3 Mo. LIBOR + 2.60	%)#	7/25/2027		611	604,604
KKR CLO Ltd.18 B†	4.00%(3 Mo. LIBOR + 1.70	%)#	7/18/2030		920	913,389
LCM XXII Ltd. 22A-A1†	3.758%(3 Mo. LIBOR + 1.48	%)#	10/20/2028		318	319,050
LCM XXIV Ltd. 24A A†	3.588%(3 Mo. LIBOR + 1.31	%)#	3/20/2030		679	680,867
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045		753	780,958
Madison Park Funding XXI Ltd. 2016-21A A1†	3.806%(3 Mo. LIBOR + 1.53	%)#	7/25/2029		324	324,164
Massachusetts Educational Financing Authority 2008-1 A1	3.226%(3 Mo. LIBOR + .95	%)#	4/25/2038		496	499,089
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049		762	792,724
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.50%(3 Mo. LIBOR + 1.20	%)#	4/18/2025		1,281	1,282,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Mountain View CLO X Ltd. 2015-10A BR†	3.653%(3 Mo. LIBOR + 1.35	%)#	10/13/2027	$623	$617,849
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	570	596,766
OHA Loan Funding Ltd. 2016-1A B1†	4.078%(3 Mo. LIBOR + 1.80	%)#	1/20/2028	1,574	1,575,556
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	102	102,631
Orec Ltd. 2018-CRE1 A†	3.208%(1 Mo. LIBOR + 1.18	%)#	6/15/2036	1,030	1,032,008
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.903%(3 Mo. LIBOR + .60	%)#	4/15/2026	872	869,110
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.353%(3 Mo. LIBOR + 1.05	%)#	4/15/2026	414	408,844
Palmer Square Loan Funding Ltd. 2018-1A B†	3.703%(3 Mo. LIBOR + 1.40	%)#	4/15/2026	314	306,636
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.678%(3 Mo. LIBOR + 1.40	%)#	1/20/2027	255	253,442
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.546%(3 Mo. LIBOR + .27	%)#	4/25/2038	255	240,368
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	469	471,221
Regatta VI Funding Ltd. 2016-1A CR†	4.328%(3 Mo. LIBOR + 2.05	%)#	7/20/2028	485	486,249
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	234	236,685
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	790	796,122
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	2,132	2,199,516
Shackleton CLO Ltd. 2016-9A B†	4.178%(3 Mo. LIBOR + 1.90	%)#	10/20/2028	499	499,038
Shackleton CLO Ltd. 2019-14A A2†	4.178%(3 Mo. LIBOR + 1.90	%)#	7/20/2030	1,687	1,686,293
SLC Student Loan Trust 2008-1 A4A	3.719%(3 Mo. LIBOR + 1.60	%)#	12/15/2032	1,179	1,205,290
SLM Private Education Loan Trust 2010-A 2A†	5.278%(1 Mo. LIBOR + 3.25	%)#	5/16/2044	2	2,484
SLM Student Loan Trust 2011-1 A1	2.538%(1 Mo. LIBOR + .52	%)#	3/25/2026	5	4,940
Sound Point CLO XI Ltd. 2016-1A AR†	3.378%(3 Mo. LIBOR + 1.10	%)#	7/20/2028	591	591,714
Sound Point CLO XV Ltd. 2017-1A C†	4.759%(3 Mo. LIBOR + 2.50	%)#	1/23/2029	570	570,234
Sound Point CLO XVII 2017-3A A2†	3.878%(3 Mo. LIBOR + 1.60	%)#	10/20/2030	1,779	1,753,782
TCI-Symphony CLO Ltd. 2016-1A A†	3.783%(3 Mo. LIBOR + 1.48	%)#	10/13/2029	250	250,310
Textainer Marine Containers VII Ltd. 2019-1A A†	3.96%		4/20/2044	631	642,412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Towd Point Asset Trust 2018-SL1 A†	2.745%(1 Mo. LIBOR + .60%)#	1/25/2046	$823	$815,387
Towd Point Mortgage Trust 2019-HY2 A1†	3.018%(1 Mo. LIBOR + 1.00%)#	5/25/2058	654	659,853
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.155%(1 Mo. LIBOR + 1.13%)#	11/15/2037	1,050	1,051,286
Westgate Resorts LLC 2018-1A A†	3.38%	12/20/2031	328	331,674
Wingstop Funding LLC 2018-1 A2†	4.97%	12/5/2048	846	879,335
Total				42,986,635
Total Asset-Backed Securities (cost $115,847,003)				116,472,570

CORPORATE BONDS 30.37%

Aerospace/Defense 0.25%

Boeing Co. (The)	3.25%	2/1/2035	324	338,032
Embraer Netherlands Finance BV (Netherlands)(d)	5.05%	6/15/2025	10	10,969
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	277	296,390
TransDigm, Inc.	6.375%	6/15/2026	891	940,005
Total				1,585,396

Apparel 0.10%

PVH Corp.	7.75%	11/15/2023	561	645,551

Auto Parts: Original Equipment 0.22%

Aptiv plc (Ireland)(d)	4.35%	3/15/2029	225	243,507
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.†	8.50%	5/15/2027	597	605,955
ZF North America Capital, Inc.†	4.75%	4/29/2025	517	539,408
Total				1,388,870

Automotive 0.93%

Aston Martin Capital Holdings Ltd. (Jersey)†(d)	6.50%	4/15/2022	200	176,985
Daimler Finance North America LLC†	3.10%	8/15/2029	1,150	1,163,386
Ford Motor Co.	7.45%	7/16/2031	1,597	1,833,632
General Motors Co.	6.60%	4/1/2036	1,574	1,806,608
Tesla, Inc.†	5.30%	8/15/2025	1,062	957,128
Total				5,937,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 5.64%

Banco de Credito e Inversiones SA (Chile)†(d)	3.50%	10/12/2027	$535	$560,881
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%)#	7/21/2028	4,055	4,290,337
Bank of America Corp.	3.95%	4/21/2025	250	265,434
Bank of America Corp.	4.00%	1/22/2025	728	773,844
Bank of America Corp.	4.45%	3/3/2026	315	343,584
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%)#	1/10/2028	2,023	2,166,534
Citigroup, Inc.	3.98%(3 Mo. LIBOR + 1.34%)#	3/20/2030	1,294	1,411,835
Citigroup, Inc.	4.45%	9/29/2027	552	602,764
Danske Bank A/S (Denmark)†(d)	4.375%	6/12/2028	231	249,140
Goldman Sachs Group, Inc. (The)	4.223%(3 Mo. LIBOR + 1.30%)#	5/1/2029	491	536,066
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	588	817,124
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%)#	5/1/2028	553	583,005
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34%)#	2/1/2028	4,159	4,458,555
Macquarie Group Ltd. (Australia)†(d)	4.654%(3 Mo. LIBOR + 1.73%)#	3/27/2029	1,431	1,592,263
Morgan Stanley	3.625%	1/20/2027	1,405	1,486,056
Morgan Stanley	3.875%	1/27/2026	1,525	1,637,487
Morgan Stanley	4.00%	7/23/2025	1,779	1,920,140
Morgan Stanley	7.25%	4/1/2032	84	120,003
Popular, Inc.	6.125%	9/14/2023	107	116,769
Santander UK plc (United Kingdom)†(d)	5.00%	11/7/2023	223	237,150
Santander UK plc (United Kingdom)(d)	7.95%	10/26/2029	902	1,159,856
Toronto-Dominion Bank (The) (Canada)(d)	3.625%(5 Yr Swap + 2.21%)#	9/15/2031	2,985	3,085,275
Turkiye Garanti Bankasi AS (Turkey)†(d)	5.875%	3/16/2023	700	705,528
UBS AG	7.625%	8/17/2022	1,234	1,393,303
UBS AG (Switzerland)(d)	5.125%	5/15/2024	1,399	1,509,418
Wachovia Corp.	7.574%	8/1/2026	596	757,164
Wells Fargo Bank NA	5.85%	2/1/2037	1,880	2,497,596
Wells Fargo Bank NA	6.60%	1/15/2038	437	624,381
Total				35,901,492

Beverages 0.67%

Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2/1/2036	1,902	2,203,161
Anheuser-Busch InBev Worldwide, Inc.	4.75%	1/23/2029	1,192	1,389,186

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages (continued)

Becle SAB de CV (Mexico)†(d)	3.75%	5/13/2025	$350	$361,111
Fomento Economico Mexicano SAB de CV (Mexico)(d)	4.375%	5/10/2043	300	342,671
Total				4,296,129

Biotechnology Research & Production 0.09%

Gilead Sciences, Inc.	4.60%	9/1/2035	485	576,102

Business Services 0.42%

Adani Ports & Special Economic Zone Ltd. (India)†(d)	4.00%	7/30/2027	275	281,802
Ahern Rentals, Inc.†	7.375%	5/15/2023	618	529,162
Garda World Security Corp. (Canada)†(d)	8.75%	5/15/2025	586	604,811
PayPal Holdings, Inc.	2.85%	10/1/2029	633	636,381
United Rentals North America, Inc.	4.875%	1/15/2028	592	617,900
Total				2,670,056

Chemicals 0.79%

Ashland LLC	6.875%	5/15/2043	272	313,480
CF Industries, Inc.	4.95%	6/1/2043	619	608,941
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.50%	7/19/2022	580	587,186
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	4.125%	7/19/2027	1,300	1,369,118
Orbia Advance Corp. SAB de CV (Mexico)†(d)	4.875%	9/19/2022	205	215,252
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(d)	3.949%	4/24/2023	960	987,027
Tronox, Inc.†	6.50%	4/15/2026	969	927,817
Total				5,008,821

Coal 0.19%

Indika Energy Capital III Pte Ltd. (Singapore)†(d)	5.875%	11/9/2024	640	625,897
Warrior Met Coal, Inc.†	8.00%	11/1/2024	586	609,806
Total				1,235,703

Computer Hardware 0.37%

Dell International LLC/EMC Corp.†	5.45%	6/15/2023	251	273,483
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	158	178,310
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	1,189	1,569,528
Diebold Nixdorf, Inc.	8.50%	4/15/2024	328	310,370
Total				2,331,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.17%

Oracle Corp.	6.125%	7/8/2039	$768	$1,086,585

Construction/Homebuilding 0.49%

Century Communities, Inc.†	6.75%	6/1/2027	871	937,631
Toll Brothers Finance Corp.	4.35%	2/15/2028	588	610,050
TRI Pointe Group, Inc.	5.25%	6/1/2027	310	312,325
William Lyon Homes, Inc.	5.875%	1/31/2025	935	949,025
Williams Scotsman International, Inc.†	6.875%	8/15/2023	281	295,050
Total				3,104,081

Containers 0.09%

Mauser Packaging Solutions Holding Co.†	7.25%	4/15/2025	628	596,003

Drugs 0.23%

AbbVie, Inc.	4.875%	11/14/2048	496	548,424
Bausch Health Americas, Inc.†	9.25%	4/1/2026	526	598,977
Bayer Corp.†	6.65%	2/15/2028	271	331,101
Total				1,478,502

Electric: Integrated 0.05%

Empresas Publicas de Medellin ESP (Colombia)†(d)	4.25%	7/18/2029	280	295,092

Electric: Power 2.22%

Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%	8/1/2028	1,000	1,095,809
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	1,120	1,216,194
Calpine Corp.	5.75%	1/15/2025	297	305,539
Cleco Corporate Holdings LLC†	3.375%	9/15/2029	480	481,574
Cleco Corporate Holdings LLC	4.973%	5/1/2046	419	478,001
Dayton Power & Light Co. (The)†	3.95%	6/15/2049	210	231,789
Dominion Energy South Carolina, Inc.	6.05%	1/15/2038	510	704,661
Dominion Energy South Carolina, Inc.	6.625%	2/1/2032	246	336,882
Electricite de France SA (France)†(d)	5.00%	9/21/2048	762	915,843
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(d)	4.45%	8/1/2035	275	305,052
Entergy Arkansas LLC	4.20%	4/1/2049	729	845,713
Entergy Louisiana LLC	4.00%	3/15/2033	1,201	1,372,557
Exelon Generation Co. LLC	5.60%	6/15/2042	238	283,707
Exelon Generation Co. LLC	5.75%	10/1/2041	298	357,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Exelon Generation Co. LLC	6.25%	10/1/2039	$294	$372,421
FirstEnergy Transmission LLC†	4.55%	4/1/2049	817	963,205
Interstate Power & Light Co.	3.60%	4/1/2029	572	613,432
Massachusetts Electric Co.†	4.004%	8/15/2046	501	549,500
Minejesa Capital BV (Netherlands)†(d)	4.625%	8/10/2030	250	257,906
Pennsylvania Electric Co.†	3.60%	6/1/2029	597	635,233
Perusahaan Listrik Negara PT (Indonesia)†(d)	3.875%	7/17/2029	853	884,423
PSEG Power LLC	8.625%	4/15/2031	347	490,789
Vistra Operations Co. LLC†	4.30%	7/15/2029	442	454,133
Total				14,151,634

Electrical Equipment 0.44%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%	1/15/2024	244	249,811
Broadcom, Inc.†	3.625%	10/15/2024	2,475	2,520,643
Total				2,770,454

Electronics 0.00%

Trimble, Inc.	4.90%	6/15/2028	13	14,120

Engineering & Contracting Services 0.15%

China Railway Resources Huitung Ltd. (Hong Kong)(d)	3.85%	2/5/2023	900	936,166

Entertainment 0.35%

Penn National Gaming, Inc.†	5.625%	1/15/2027	1,223	1,265,805
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(d)	7.00%	7/15/2026	885	944,737
Total				2,210,542

Financial Services 1.82%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%	1/15/2025	1,388	1,417,567
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.875%	1/23/2028	916	948,247
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%	1/16/2024	523	565,138
Affiliated Managers Group, Inc.	3.50%	8/1/2025	125	129,622
Affiliated Managers Group, Inc.	4.25%	2/15/2024	248	264,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Air Lease Corp.	3.625%	12/1/2027	$1,420	$1,465,599
Ally Financial, Inc.	8.00%	11/1/2031	231	320,513
Brightsphere Investment Group, Inc.	Zero Coupon	7/27/2026	489	510,490
GE Capital International Funding Co. Unlimited Co. (Ireland)(d)	4.418%	11/15/2035	1,785	1,875,455
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	950	964,250
International Lease Finance Corp.	5.875%	8/15/2022	156	170,978
Navient Corp.	6.75%	6/25/2025	869	898,329
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	541	580,561
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	677	709,571
SURA Asset Management SA (Colombia)†(d)	4.375%	4/11/2027	700	742,882
Total				11,564,041

Food 0.46%

Albertsons Cos, Inc./Safeway, Inc./Albertsons LP/Albertsons LLC	6.625%	6/15/2024	287	302,068
Arcor SAIC (Argentina)†(d)	6.00%	7/6/2023	297	261,360
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	638	614,075
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	1,093	1,215,962
Minerva Luxembourg SA (Luxembourg)†(d)	5.875%	1/19/2028	503	505,616
Total				2,899,081

Foreign Government 0.11%

CBB International Sukuk Co. 6 Spc (Bahrain)†(d)	5.25%	3/20/2025	680	716,125

Health Care Services 0.60%

Acadia Healthcare Co., Inc.	6.50%	3/1/2024	550	574,750
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	605	605,378
CommonSpirit Health	3.347%	10/1/2029	851	862,368
HCA, Inc.	5.25%	6/15/2026	828	923,373
Providence St Joseph Health Obligated Group(e)	2.532%	10/1/2029	222	221,767
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	318	323,565
Tenet Healthcare Corp.†	6.25%	2/1/2027	286	297,769
Total				3,808,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.02%

Kimberly-Clark de Mexico SAB de CV (Mexico)†(d)	3.80%	4/8/2024	$100	$100,197

Insurance 0.49%

HUB International Ltd.†	7.00%	5/1/2026	598	616,687
Radian Group, Inc.	4.875%	3/15/2027	918	931,770
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,250	1,557,120
Total				3,105,577

Leisure 0.30%

Carnival plc	7.875%	6/1/2027	277	360,087
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,539	1,579,010
Total				1,939,097

Lodging 0.15%

Wyndham Destinations, Inc.	5.75%	4/1/2027	866	938,527

Machinery: Agricultural 0.48%

BAT Capital Corp.	4.39%	8/15/2037	1,045	1,016,364
MHP Lux SA (Luxembourg)†(d)	6.25%	9/19/2029	665	642,822
MHP Lux SA (Luxembourg)†(d)	6.95%	4/3/2026	370	383,906
Reynolds American, Inc.	5.70%	8/15/2035	891	996,387
Total				3,039,479

Machinery: Industrial/Specialty 0.43%

Kennametal, Inc.	4.625%	6/15/2028	553	588,824
nVent Finance Sarl (Luxembourg)(d)	4.55%	4/15/2028	2,038	2,130,702
Total				2,719,526

Manufacturing 0.29%

General Electric Co.	2.667%(3 Mo. LIBOR + .38%)#	5/5/2026	717	646,140
General Electric Co.	6.15%	8/7/2037	199	245,462
Siemens Financieringsmaatschappij NV (Netherlands)†(d)	2.35%	10/15/2026	954	951,675
Total				1,843,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 1.48%

AMC Networks, Inc.	4.75%	8/1/2025	$289	$299,115
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	596	617,605
Cox Communications, Inc.†	4.50%	6/30/2043	531	565,939
Cox Communications, Inc.†	4.70%	12/15/2042	455	495,746
Cox Communications, Inc.†	8.375%	3/1/2039	694	1,029,242
DISH DBS Corp.	7.75%	7/1/2026	600	612,900
Gray Television, Inc.†	7.00%	5/15/2027	1,130	1,245,768
Myriad International Holdings BV (Netherlands)†(d)	5.50%	7/21/2025	770	859,496
Scripps Escrow, Inc.†	5.875%	7/15/2027	603	613,553
Time Warner Cable LLC	6.55%	5/1/2037	110	132,313
Time Warner Cable LLC	7.30%	7/1/2038	1,393	1,779,253
Time Warner Entertainment Co. LP	8.375%	7/15/2033	502	695,024
VTR Finance BV (Chile)†(d)	6.875%	1/15/2024	455	469,788
Total				9,415,742

Metals & Minerals: Miscellaneous 1.11%

Anglo American Capital plc (United Kingdom)†(d)	4.00%	9/11/2027	1,457	1,508,080
Anglo American Capital plc (United Kingdom)†(d)	4.75%	4/10/2027	1,530	1,651,667
Barrick North America Finance LLC	7.50%	9/15/2038	200	277,968
Corp. Nacional del Cobre de Chile (Chile)†(d)	4.50%	9/16/2025	700	767,139
Freeport-McMoRan, Inc.	3.875%	3/15/2023	614	620,140
Glencore Finance Canada Ltd. (Canada)†(d)	5.55%	10/25/2042	1,347	1,463,383
Kinross Gold Corp. (Canada)(d)	5.95%	3/15/2024	281	314,172
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(d)	4.10%	4/11/2023	430	442,868
Total				7,045,417

Natural Gas 0.38%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,474	1,744,577
Piedmont Natural Gas Co., Inc.	3.50%	6/1/2029	605	647,293
Total				2,391,870

Oil 2.75%

Afren plc (United Kingdom)†(d)(f)	6.625%	12/9/2020	244	2,027
Apache Corp.	4.75%	4/15/2043	922	887,387
California Resources Corp.†	8.00%	12/15/2022	1,124	562,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Centennial Resource Production LLC†	6.875%	4/1/2027	$608	$609,520
Ecopetrol SA (Colombia)(d)	4.125%	1/16/2025	1,420	1,502,147
Ecopetrol SA (Colombia)(d)	5.875%	5/28/2045	289	340,543
Eni SpA (Italy)†(d)	5.70%	10/1/2040	1,800	2,222,068
Equinor ASA (Norway)(d)	7.15%	11/15/2025	605	766,858
Gazprom OAO via Gaz Capital SA (Luxembourg)†(d)	4.95%	2/6/2028	200	218,478
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	637	595,595
MEG Energy Corp. (Canada)†(d)	7.00%	3/31/2024	1,290	1,251,300
Occidental Petroleum Corp.	7.875%	9/15/2031	479	647,508
Pertamina Persero PT (Indonesia)†(d)	4.70%	7/30/2049	400	415,894
Petrobras Global Finance BV (Netherlands)†(d)	5.093%	1/15/2030	910	950,404
Petrobras Global Finance BV (Netherlands)(d)	7.25%	3/17/2044	737	884,032
Petroleos Mexicanos (Mexico)(d)	4.50%	1/23/2026	956	925,876
Petroleos Mexicanos (Mexico)(d)	5.35%	2/12/2028	1,320	1,264,732
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.875%	4/16/2024	1,050	1,062,563
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	364	390,365
SM Energy Co.	6.75%	9/15/2026	714	628,320
Valero Energy Corp.	10.50%	3/15/2039	668	1,132,924
YPF SA (Argentina)†(d)	8.50%	7/28/2025	281	221,993
Total				17,482,534

Oil: Crude Producers 0.59%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(d)	4.60%	11/2/2047	320	374,054
Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%)#	1/22/2078	825	618,750
Colonial Pipeline Co.†	4.25%	4/15/2048	714	825,690
Energy Transfer Operating LP	6.25%	4/15/2049	233	283,295
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	23	24,411
Northern Natural Gas Co.†	4.30%	1/15/2049	371	432,706
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	1,059	1,190,817
Total				3,749,723

Oil: Integrated Domestic 1.14%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	2,808	2,835,111
Halliburton Co.	6.70%	9/15/2038	481	638,222
Halliburton Co.	7.45%	9/15/2039	452	645,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)

Nine Energy Service, Inc.†	8.75%	11/1/2023	$804	$655,260
Schlumberger Holdings Corp.†	4.30%	5/1/2029	1,423	1,560,401
Transocean Proteus Ltd.†	6.25%	12/1/2024	912	930,240
Total				7,264,262

Paper & Forest Products 0.09%

Fibria Overseas Finance Ltd. (Brazil)(d)	4.00%	1/14/2025	552	562,356

Real Estate Investment Trusts 1.32%

China Evergrande Group (China)(d)	10.00%	4/11/2023	1,000	903,833
Country Garden Holdings Co. Ltd. (China)(d)	4.75%	1/17/2023	226	224,877
Country Garden Holdings Co. Ltd. (China)(d)	4.75%	9/28/2023	374	368,955
EPR Properties	4.50%	6/1/2027	1,400	1,487,318
EPR Properties	4.75%	12/15/2026	501	539,052
Healthcare Trust of America Holdings LP	3.10%	2/15/2030	895	893,610
Shimao Property Holdings Ltd. (Hong Kong)(d)	4.75%	7/3/2022	500	509,750
Spirit Realty LP	3.40%	1/15/2030	860	854,409
VEREIT Operating Partnership LP	4.875%	6/1/2026	2,378	2,636,253
Total				8,418,057

Retail 0.14%

IRB Holding Corp.†	6.75%	2/15/2026	917	923,877

Retail: Specialty 0.15%

Coty, Inc.†	6.50%	4/15/2026	980	953,050

Steel 0.09%

Cleveland-Cliffs, Inc.	5.75%	3/1/2025	585	576,225

Technology 0.57%

Baidu, Inc. (China)(d)	3.50%	11/28/2022	433	443,768
Match Group, Inc.†	5.625%	2/15/2029	872	938,490
Netflix, Inc.†	6.375%	5/15/2029	1,070	1,182,350
Tencent Holdings Ltd. (China)†(d)	3.595%	1/19/2028	1,000	1,046,864
Total				3,611,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.77%

AT&T, Inc.	6.10%	7/15/2040	$237	$296,906
AT&T, Inc.	6.25%	3/29/2041	1,109	1,406,596
CommScope, Inc.†	8.25%	3/1/2027	627	612,697
Intelsat Jackson Holdings SA (Luxembourg)(d)	5.50%	8/1/2023	642	602,132
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	300	317,275
Sprint Capital Corp.	6.875%	11/15/2028	534	583,502
Verizon Communications, Inc.	3.258%(3 Mo. LIBOR + 1.10%)#	5/15/2025	475	482,727
ViaSat, Inc.†	5.625%	4/15/2027	579	609,398
Total				4,911,233

Toys 0.15%

Mattel, Inc.†	6.75%	12/31/2025	911	952,851

Transportation: Miscellaneous 0.42%

Autoridad del Canal de Panama (Panama)†(d)	4.95%	7/29/2035	200	230,602
Burlington Northern Santa Fe LLC	4.55%	9/1/2044	1,135	1,365,350
Burlington Northern Santa Fe LLC	5.75%	5/1/2040	274	369,371
Pelabuhan Indonesia III Persero PT (Indonesia)†(d)	4.50%	5/2/2023	220	232,693
Rumo Luxembourg Sarl (Luxembourg)†(d)	7.375%	2/9/2024	458	494,072
Total				2,692,088

Utilities 0.21%

Aegea Finance Sarl (Brazil)†(d)	5.75%	10/10/2024	574	599,118
Aqua America, Inc.	3.566%	5/1/2029	666	709,857
Total				1,308,975
Total Corporate Bonds (cost $183,652,940)				193,154,358

FOREIGN GOVERNMENT OBLIGATIONS 3.03%

Angola 0.19%

Republic of Angola†(d)	8.25%	5/9/2028	525	545,044
Republic of Angola†(d)	9.50%	11/12/2025	560	630,345
Total				1,175,389

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Argentina 0.08%

Provincia de Mendoza†(d)	8.375%	5/19/2024	$400	$228,004
Republic of Argentina(d)	5.875%	1/11/2028	750	306,570
Total				534,574

Bahamas 0.12%

Commonwealth of Bahamas†(d)	6.00%	11/21/2028	370	393,129
Commonwealth of Bahamas†(d)	6.95%	11/20/2029	300	339,375
Total				732,504

Bermuda 0.07%

Government of Bermuda†	3.717%	1/25/2027	430	453,117

Dominican Republic 0.14%

Dominican Republic†(d)	6.40%	6/5/2049	620	661,856
Dominican Republic†(d)	6.50%	2/15/2048	200	215,752
Total				877,608

Egypt 0.19%

Arab Republic of Egypt†(d)	6.125%	1/31/2022	420	433,785
Arab Republic of Egypt†(d)	6.588%	2/21/2028	575	581,828
Arab Republic of Egypt†(d)	7.903%	2/21/2048	200	201,909
Total				1,217,522

Ghana 0.12%

Republic of Ghana†(d)	7.875%	8/7/2023	225	246,654
Republic of Ghana†(d)	8.125%	3/26/2032	530	533,896
Total				780,550

Indonesia 0.11%

Republic of Indonesia(d)	3.40%	9/18/2029	645	670,813

Japan 0.93%
Japan Bank for International Corp.(d)	2.125%	2/10/2025	3,236	3,269,629
Japan Bank for International Corp.(d)	2.50%	5/23/2024	2,564	2,635,091
Total				5,904,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Kenya 0.14%

Republic of Kenya†(d)	7.00%	5/22/2027	$860	$894,400

Latvia 0.04%

Republic of Latvia†(d)	5.25%	6/16/2021	258	271,322

Lithuania 0.09%

Republic of Lithuania†(d)	7.375%	2/11/2020	592	603,120

Mexico 0.24%

United Mexican States(d)	3.75%	1/11/2028	600	619,050
United Mexican States(d)	4.00%	10/2/2023	834	880,933
Total				1,499,983

Nigeria 0.04%

Republic of Nigeria†(d)	7.143%	2/23/2030	275	282,017

Qatar 0.20%

State of Qatar†(d)	3.25%	6/2/2026	825	868,246
State of Qatar†(d)	5.103%	4/23/2048	310	396,971
Total				1,265,217

Romania 0.01%

Republic of Romania†(d)	6.125%	1/22/2044	49	64,208

Sri Lanka 0.06%

Republic of Sri Lanka†(d)	6.25%	7/27/2021	200	203,294
Republic of Sri Lanka†(d)	6.85%	11/3/2025	200	200,836
Total				404,130

Turkey 0.26%

Export Credit Bank of Turkey†(d)	8.25%	1/24/2024	400	423,640
Republic of Turkey(d)	3.25%	3/23/2023	220	205,489
Republic of Turkey(d)	5.625%	3/30/2021	501	514,505
Republic of Turkey(d)	5.75%	3/22/2024	510	509,355
Total				1,652,989
Total Foreign Government Obligations (cost $19,238,570)				19,284,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.25%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.238	%#(g)	2/25/2032	$2,761	$375,375
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	22	21,768
Government National Mortgage Assoc. 2015-47 AE	2.90	%#(g)	11/16/2055	1,067	1,081,630
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(g)	2/16/2049	729	740,288
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(g)	2/16/2053	272	276,060
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	1,576	1,592,799
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	1,255	1,264,636
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	652	659,962
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	429	433,702
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	500	506,179
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	420	423,243
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	577	583,060
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $7,862,791)					7,958,702

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 31.68%

Federal National Mortgage Assoc.(h)	3.00%		TBA	36,200	36,754,312
Federal National Mortgage Assoc.(h)	3.50%		TBA	146,200	150,009,194
Federal National Mortgage Assoc.(h)	4.00%		TBA	13,800	14,322,891
Federal National Mortgage Assoc.	4.603%(12 Mo. LIBOR + 1.78	%)#	3/1/2042	365	382,301
Total Government Sponsored Enterprises Pass-Throughs (cost $201,657,992)					201,468,698

MUNICIPAL BONDS 0.13%

Miscellaneous

North Texas Tollway Auth	8.91%		2/1/2030	538	550,282
Pennsylvania	5.35%		5/1/2030	235	239,632
Total Municipal Bonds (cost $785,441)					789,914

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.89%

Atrium Hotel Portfolio Trust 2018-ATRM A†	2.978%(1 Mo. LIBOR + .95	%)#	6/15/2035	537	538,035
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.878%(1 Mo. LIBOR + .85	%)#	1/15/2033	347	345,843
BX Trust 2018-GW A†	2.828%(1 Mo. LIBOR + .80	%)#	5/15/2035	1,467	1,466,078
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	1,474	1,533,328
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	901	939,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	$212	$212,538
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	159	159,561
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250	1,092,738
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	1,000	1,074,837
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.192	%#(g)	8/10/2047	558	23,234
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29	%#(g)	7/10/2050	510	556,370
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.584	%#(g)	7/10/2050	178	191,611
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.584	%#(g)	7/10/2050	410	430,930
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.584	%#(g)	7/10/2050	574	544,470
CSAIL Commercial Mortgage Trust 2015-C2 C	4.341	%#(g)	6/15/2057	700	687,875
DBWF Mortgage Trust 2018-GLKS A†	3.087%(1 Mo. LIBOR + 1.03	%)#	11/19/2035	1,008	1,010,155
GS Mortgage Securities Corp. Trust 2018-FBLU A†	2.978%(1 Mo. LIBOR + .95	%)#	11/15/2035	1,007	1,007,989
GS Mortgage Securities Corp. Trust 2018-RIVR A†	2.978%(1 Mo. LIBOR + .95	%)#	7/15/2035	683	685,017
GS Mortgage Securities Trust 2015-GC32 C	4.557	%#(g)	7/10/2048	195	209,077
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	668	674,715
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(g)	8/5/2034	629	602,154
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.411	%#(g)	7/15/2048	374	391,797
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.028%(1 Mo. LIBOR + 1.00	%)#	6/15/2032	1,536	1,536,879
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.128%(1 Mo. LIBOR + 2.10	%)#	6/15/2032	767	773,374
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	3.216%(1 Mo. LIBOR + 1.27	%)#	11/15/2035	542	543,016
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.017%(1 Mo. LIBOR + .95	%)#	7/5/2033	377	377,349
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	3.317%(1 Mo. LIBOR + 1.25	%)#	7/5/2033	1,130	1,131,803
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	340	364,733
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	453	486,634
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	14	11,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2 IO	0.802	%#(g)	7/15/2050	$18,825	$457,504
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#(g)	1/5/2043	250	271,160
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	7	6,945
UBS-BAMLL Trust 2012-WRM E†	4.379	%#(g)	6/10/2030	595	577,105
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365	%#(g)	8/10/2049	200	210,307
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.42	%#(g)	7/15/2046	364	323,331
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.248	%#(g)	5/15/2048	1,489	1,416,024
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176	%#(g)	7/15/2048	213	224,985
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.038	%#(g)	1/15/2059	434	437,948
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.488%		9/15/2057	1,125	1,188,558
Total Non-Agency Commercial Mortgage-Backed Securities (cost $23,544,979)					24,716,690

U.S. TREASURY OBLIGATIONS 16.42%

U.S. Treasury Bond	2.75%		11/15/2047	12,501	14,173,497
U.S. Treasury Bond	2.875%		5/15/2049	11,996	14,005,330
U.S. Treasury Bond	3.625%		8/15/2043	3,977	5,133,981
U.S. Treasury Inflation Indexed Note(i)	0.625%		4/15/2023	26,690	26,928,133
U.S. Treasury Note	1.50%		8/31/2021	6,822	6,802,413
U.S. Treasury Note	1.50%		9/30/2024	5,524	5,511,377
U.S. Treasury Note	1.875%		12/15/2020	5,335	5,340,418
U.S. Treasury Note	2.50%		1/31/2021	20,915	21,115,571
U.S. Treasury Note	2.875%		10/31/2020	673	680,624
U.S. Treasury Note	3.125%		11/15/2028	4,236	4,757,475
Total U.S. Treasury Obligations (cost $101,680,935)					104,448,819
Total Long- Term Investments (cost $654,270,651)					668,293,934

SHORT-TERM INVESTMENTS 25.70%

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 10.66%
Federal Home Loan Bank Discount Notes (cost $67,776,229)	Zero Coupon		11/5/2019 - 12/6/2019	67,971	67,784,951

REPURCHASE AGREEMENT 3.70%

Repurchase Agreement dated 9/30/2019, 1.05% due 10/1/2019 with Fixed Income Clearing Corp. collateralized by $23,505,000 of U.S. Treasury Note at 2.625% due 7/15/2021; value: $24,018,067; proceeds: $23,544,501 (cost $23,543,814)				23,544	23,543,814

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATION 11.34%

U.S. Treasury Bill (cost $72,123,747)	Zero Coupon	11/21/2019	$72,322	$72,138,347
Total Short-Term Investments (cost $163,443,790)				163,467,112
Total Investments in Securities 130.78% (cost $817,714,441)				831,761,046
Liabilities in Excess of Cash, Foreign Cash and Other Assets(j) (30.78%)				(195,757,092)
Net Assets 100.00%				$636,003,954

CAD	Canadian dollar.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2019, the total value of Rule 144A securities was $171,815,928, which represents 27.01% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2019.
(a)	Amount is less than $1,000.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	Securities purchased on a when-issued basis.
(f)	Defaulted (non-income producing security).
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Interest Rate Swap Contracts at September 30, 2019:

Central Clearingparty *	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	3-Month USD LIBOR Index	2.35%	4/1/2021	$44,017,955	$44,431,259	$413,304
Credit Suisse	3-Month USD LIBOR Index	1.89%	6/7/2021	60,000,000	60,207,394	207,394
Total						$620,698

*	Central Clearinghouse: Chicago Mercantile Exchange (CME)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Central Clearingparty *	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.40%	3-Month USD LIBOR Index	4/1/2029	$(2,600,000)	$(2,795,973)	$(195,973)

*	Central Clearinghouse: Chicago Mercantile Exchange (CME)

Open Forward Foreign Currency Exchange Contracts at September 30, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank and Trust	12/13/2019	504,000	$379,586	$380,866	$(1,280)

Open Futures Contracts at September 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2019	59	Short	(7,787,624)	(7,688,437)	$99,187
U.S. 10-Year Ultra Treasury Bond	December 2019	106	Short	(15,248,214)	(15,095,063)	153,151
U.S. Ultra Treasury Bond	December 2019	16	Short	(3,115,472)	(3,070,500)	44,972
Total Unrealized Appreciation on Open Futures Contracts						$297,310

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2019	18	Short	(3,872,560)	(3,879,000)	$(6,440)
U.S. 5-Year Treasury Note	December 2019	432	Long	51,823,873	51,472,125	(351,748)
U.S. Long Bond	December 2019	226	Long	37,588,810	36,682,625	(906,185)
Total Unrealized Depreciation on Open Futures Contracts						$(1,264,373)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$42,605,656	$380,979	$42,986,635
Remaining Industries	—	73,485,935	—	73,485,935
Corporate Bonds	—	193,154,358	—	193,154,358
Foreign Government Obligations	—	19,284,183	—	19,284,183
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	7,958,702	—	7,958,702
Government Sponsored Enterprises Pass-Throughs	—	201,468,698	—	201,468,698
Municipal Bonds	—	789,914	—	789,914
Non-Agency Commercial Mortgage-Backed Securities	—	24,716,690	—	24,716,690
U.S. Treasury Obligations	—	104,448,819	—	104,448,819

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2019

Investment Type(2)	Level 1	Level 2	Level 3	Total
Short-Term Investments
Government Sponsored Enterprises Pass-Throughs	$—	$67,784,951	$—	$67,784,951
Repurchase Agreement	—	23,543,814	—	23,543,814
U.S. Treasury Obligation	—	72,138,347	—	72,138,347
Total	$—	$831,380,067	$380,979	$831,761,046
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$—	$620,698	$—	$620,698
Liabilities	—	(195,973)	—	(195,973)
Forward Foreign Currency Exchange Contracts
Assets	—	—	—	—
Liabilities	—	(1,280)	—	(1,280)
Futures Contracts
Assets	297,310	—	—	297,310
Liabilities	(1,264,373)	—	—	(1,264,373)
Total	$(967,063)	$423,445	$—	$(543,618)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2019	$—	$392,209
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	6,461	—
Purchases	374,518	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(392,209)
Balance as of September 30, 2019	$380,979	$—
Change in unrealized appreciation/depreciation for the period ended September 30, 2019, related to Level 3 investments held at September 30, 2019	$6,461	$—

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”): Bond Debenture Portfolio (“Bond Debenture”), Calibrated Dividend Growth Portfolio (“Calibrated Dividend Growth”), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”) and Total Return Portfolio (“Total Return”). Each Fund is diversified as defined in the Act.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2019 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.